ORCHARD SERIES FUND
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111


February 20, 2004


Dear Shareholder:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your qualified plan or variable annuity contract. You have allocated some or all of your account/contract value to one or more of the four funds of Orchard Series Fund ("Orchard") that are proposed to be merged into portfolios of Maxim Series Fund, Inc. ("Maxim"). As a result, we are providing you with information on a special shareholders meeting (the "Meeting"), which has been called to consider and vote on an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which four funds of Orchard ("Acquired Funds") will be merged into two portfolios of Maxim ("Acquiring Portfolios").

 The Reorganization is part of a restructuring designed to eliminate the offering of overlapping investments with similar investment objectives and investment strategies that serve as funding vehicles for qualified retirement plans and variable insurance contracts issued by Great-West Life & Annuity Insurance Company and its affiliates. The Reorganization is also intended to address the problem of the Acquired Funds' inefficiencies in tracking their benchmark indexes because of their decrease in size. Plan fiduciaries for qualified plans and owners of certain variable annuity contracts for which the Orchard funds serve as investment options are entitled to provide voting instructions with respect to their proportionate interests in the Orchard funds.

         The Board of Trustees recommends that you vote in favor of the Reorganization.

         Enclosed are the following documents:

o Notice of Special Meeting of Shareholders (which provides information about the Meeting and the voting procedures involved);

o Prospectus/Proxy Statement for the Meeting (which provides comprehensive information on the issues to be considered at the Meeting);

o Annual Report to Shareholders of the Acquired Funds for the fiscal year ended October 31, 2003 (from which information is incorporated by reference into the Prospectus/Proxy
         Statement);

o Annual Report to Shareholders of Maxim Index 600 Portfolio for the fiscal year ended December 31, 2002 (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional
         Information);

o Semi-Annual Report to Shareholders of the Maxim Index 600 Portfolio for the six months ended June 30, 2003 (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional
         Information);

o        Financial statements of Maxim S&P 500 Index(R) Portfolio
         (unaudited) from commencement of operations to December 31, 2003;

o Voting Instruction Card for each fund for which you are entitled to provide voting instructions; and

o        a postage-paid return envelope.

We encourage you to review thoroughly each of the items for which you are eligible to provide voting instructions. Once you have determined how you would like to vote, please mark your preferences on your voting instruction card(s), sign and date each card and mail each to us in the enclosed postage-paid return envelope.

We appreciate your taking the time to respond on this important matter. A prompt response will help to ensure that your interests are represented.

Sincerely yours,

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary
Orchard Series Fund

                               ORCHARD SERIES FUND
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111




February 20, 2004


Dear Shareholder:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your qualified plan or variable annuity contract. You have allocated some or all of your account/contract value to one or more of the four funds of Orchard Series Fund ("Orchard") that are proposed to be merged into portfolios of Maxim Series Fund, Inc. ("Maxim"). As a result, we are providing you with information on a special shareholders meeting (the "Meeting"), which has been called to consider and vote on an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which four funds of Orchard ("Acquired Funds") will be merged into two portfolios of Maxim ("Acquiring Portfolios").

 The Reorganization is part of a restructuring designed to eliminate the offering of overlapping investments with similar investment objectives and investment strategies that serve as funding vehicles for qualified retirement plans and variable insurance contracts issued by Great-West Life & Annuity Insurance Company and its affiliates. The Reorganization is also intended to address the problem of the Acquired Funds' inefficiencies in tracking their benchmark indexes because of their decrease in size. Plan fiduciaries for qualified plans and owners of certain variable annuity contracts for which the Orchard funds serve as investment options are entitled to provide voting instructions with respect to their proportionate interests in the Orchard funds.

         The Board of Trustees recommends that you vote in favor of the Reorganization.

         Enclosed are the following documents:

o Notice of Special Meeting of Shareholders (which provides information about the Meeting and the voting procedures involved);

o Prospectus/Proxy Statement for the Meeting (which provides comprehensive information on the issues to be considered at the Meeting);

o Annual Report to Shareholders of the Acquired Funds for the fiscal year ended October 31, 2003 (from which information is incorporated by reference into the Prospectus/Proxy
         Statement);

o Annual Report to Shareholders of Maxim Index 600 Portfolio for the fiscal year ended December 31, 2002 (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional
         Information);

o Semi-Annual Report to Shareholders of the Maxim Index 600 Portfolio for the six months ended June 30, 2003 (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional
         Information);

o        Financial statements of Maxim S&P 500 Index(R) Portfolio
         (unaudited) from commencement of operations to December 31, 2003;

o Voting Instruction Card for each fund for which you are entitled to provide voting instructions; and

o        a postage-paid return envelope.

We encourage you to review thoroughly each of the items for which you are eligible to provide voting instructions. Once you have determined how you would like to vote, please mark your preferences on your voting instruction card(s), sign and date each card and mail each to us in the enclosed postage-paid return envelope.

Please note: the Orchard S & P 500 Index Fund is scheduled to be eliminated from your Plan with an effective date prior to April 23, 2004. You will receive further communication as to this fund change in the near future.

We appreciate your taking the time to respond on this important matter. A prompt response will help to ensure that your interests are represented.


Sincerely yours,

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary
Orchard Series Fund

                               ORCHARD SERIES FUND
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                                 (303) 737-3000

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                          To be held on March 29, 2004

TO SHAREHOLDERS OF ORCHARD SERIES FUND:

         NOTICE IS HEREBY GIVEN that a special meeting of the Orchard Series Fund ("Orchard") will be held at 10:00 a.m., Mountain Time, on March 29, 2004, at the offices of Orchard, 8515 E. Orchard Road, Greenwood Village, Colorado, together with any adjournment thereof (the "Meeting"). The Meeting is being held to consider and vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which four funds of Orchard will be merged into two portfolios of Maxim Series Fund, Inc. ("Maxim"), as well as any other business that may properly come before the Meeting or an adjournment. Only shareholders of the Orchard funds that are involved in the reorganization are entitled to vote on this matter and approval or disapproval of the Plan will be done separately for those four funds, as follows:

o Proposal 1: Shareholders of the Orchard DJIASM Index Fund will vote to approve or disapprove the Plan, including the merger of that fund into the Maxim S&P 500 Index(R) Portfolio;

o Proposal 2: Shareholders of the Orchard S&P 500 Index(R) Fund will vote to approve or disapprove the Plan, including the merger of that fund into the Maxim S&P 500 Index(R) Portfolio;

o Proposal 3: Shareholders of the Orchard Nasdaq-100 Index(R) Fund will vote to approve or disapprove the Plan, including the merger of that fund into the Maxim S&P 500 Index(R) Portfolio; and

o Proposal 4: Shareholders of the Orchard Index 600 Fund will vote to approve or disapprove the Plan, including the merger of that fund into the Maxim Index 600 Portfolio.

         A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement provided with this Notice.

         The Board of Trustees of Orchard has fixed the close of business on December 31, 2003, as the "Record Date" for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Shares of the Orchard funds are available only as investment options for certain variable annuity contracts ("variable contracts") issued by Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company and New England Financial (together, the "Life Companies") and certain qualified retirement plans for which the Life Companies provide administrative services. The Life Companies hereby solicit and agree to vote in proportion the shares of the applicable Orchard funds at the Meeting in accordance with timely voting instructions received from owners of variable contracts having contract values allocated to separate accounts invested in these shares as of the Record Date. All shares of the Orchard funds held by an insurance company, whether as reserves for its obligations to variable annuity contract owners or otherwise, will be voted in proportion to the voting instructions received by that insurance company from its contract owners. The number of shares for which a contract owner is entitled to provide voting instructions will be determined by dividing his or her contract value allocated to the Orchard fund on the Record Date by the share value of that fund on the Record Date.

         You may revoke your voting instructions at any time before they are exercised by the subsequent execution and submission of revised instructions, by giving written notice of revocation to the undersigned at any time before the proxy is exercised, or by voting in person at the Meeting. If you do not expect to attend the Meeting in person, please fill in, sign and return promptly the enclosed voting instruction card in the enclosed envelope, which needs no postage if mailed in the United States.

     If a Voting Instruction Card is not marked to indicate voting instructions, but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of each of the proposals for which Shareholder is entitled to provide voting instructions.

         If the necessary quorum to transact business or the vote required to approve or disapprove a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments at the Meeting, in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such an adjournment with respect to those voting instructions which have been voted in favor of the proposals and will vote against such an adjournment those voting instructions which have been voted against the proposal.

         Your Board of Trustees unanimously recommends that you vote in favor of each proposal.

         Please review the enclosed Prospectus/Proxy Statement for additional information regarding the Plan.

                                            By Order of the Board of Trustees,

                                            /s/ Beverly A. Byrne

                                            Beverly A. Byrne
                                            Secretary

Greenwood Village, Colorado
February 20, 2004

                           PROSPECTUS/PROXY STATEMENT
                             Dated February 20, 2004

ACQUISITION OF THE ASSETS OF:       BY AND IN EXCHANGE FOR THE SHARES OF:

Orchard DJIASM Index Fund               Maxim S&P 500 Index(R) Portfolio
Orchard S&P 500 Index(R) Fund           Maxim S&P 500 Index(R) Portfolio
Orchard Nasdaq-100 Index(R) Fund        Maxim S&P 500 Index(R) Portfolio
Orchard Index 600 Fund                  Maxim Index 600 Portfolio

each a series of:                            each a series of:

Orchard Series Fund                         Maxim Series Fund, Inc.
8515 E. Orchard Road                        8515 E. Orchard Road
Greenwood Village, Colorado 80111           Greenwood Village, Colorado 80111
(303) 737-3000                              (303) 737-3000

         Orchard Series Fund ("Orchard") and Maxim Series Fund, Inc. ("Maxim") are both open-end management investment companies offering shares in several funds/portfolios.

     This Prospectus/Proxy Statement relates to the proposed acquisitions (the "Reorganization") of:

o the assets of the Orchard DJIASM Index Fund ("Orchard DJIASM Index") by and in exchange for shares of the Maxim S&P 500 Index(R) Portfolio ("Maxim S&P 500 Index(R)") of Maxim,

o the assets of the Orchard S&P 500 Index(R)Fund ("Orchard S&P 500 Index(R)") by and in exchange for shares of the Maxim S&P 500 Index(R),

o the assets of the Orchard Nasdaq-100 Index(R)Fund ("Orchard Nasdaq-100 Index(R)") by and in exchange for shares of the Maxim S&P 500 Index(R), and

o the assets of the Orchard Index 600 Fund ("Orchard Index 600") by and in exchange for shares of the Maxim Index 600 Portfolio ("Maxim Index 600").

         The four funds of Orchard whose assets will be acquired in the Reorganization will be referred to individually as an "Acquired Fund," and collectively as "the Acquired Funds," and the two portfolios of Maxim that will acquire those assets will be referred to individually as an "Acquiring Portfolio," and collectively as "the Acquiring Portfolios." From time to time, an Acquiring Portfolio or Acquired Fund may be referred to herein as a "Portfolio."

         At a meeting of the shareholders of the Acquired Funds to be held on March 29, 2004 at the offices of Orchard, 8515 E. Orchard Road, Greenwood Village, Colorado (together with any adjournments thereof, the "Meeting"), shareholders of each Acquired Fund will be asked to consider and approve or disapprove an Agreement and Plan of Reorganization ("Plan") that relates to the Reorganization. If the Plan is approved by a vote of the shareholders of an Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, the shares of the corresponding Acquiring Portfolio and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Portfolio. The Acquired Fund will then be liquidated and terminated by Orchard and the shares of the Acquiring Portfolio distributed to shareholders of the Acquired Fund in the redemption of the Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Portfolios then held by former shareholders of the Acquired Funds may be different than the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Portfolio shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization.)

         Because shareholders of each Acquired Fund are being asked to approve transactions that will result in their receiving shares of the corresponding Acquiring Portfolio, this Prospectus/Proxy Statement also serves as a prospectus for the shares of the Acquiring Portfolios issued in connection with the Reorganization.

         This Prospectus/Proxy Statement sets forth concisely the information about Maxim that you should know before considering the Reorganization and should be retained for future reference. A Statement of Additional Information dated February 20, 2004, related to this Prospectus/Proxy Statement and containing additional information about Maxim and Orchard has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into and considered part of this Prospectus/Proxy Statement. You may obtain a free copy of that Statement of Additional Information and other information by calling 1-800-537-2033 or writing to Secretary, Maxim Series Fund, Inc. at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

         The most recent Prospectus, Statement of Additional Information and Annual Report for the Acquired Funds are incorporated herein by reference and are considered a part of this Prospectus/Proxy Statement. For a free Prospectus or Statement of Additional Information for the Acquired Funds, please call (303) 737-3000 or write Secretary, Orchard Series Fund, at 8515 East Orchard Road, Greenwood Village, Colorado 80111. The most recent Annual and Semi-Annual Reports for the Maxim Index 600 Portfolio and the most recent Annual Report for the Acquired Funds are enclosed with and considered a part of this Prospectus/Proxy Statement.

         The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense. No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by Maxim or Orchard.

         The Acquiring Portfolio shares offered are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured, or otherwise supported, by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. These shares involve investment risks, including the possible loss of principal.

                                TABLE OF CONTENTS

SYNOPSIS ........................................................................................................5

         The Reorganization......................................................................................5

         Operating Expenses......................................................................................6

         Investment Objectives and Strategies....................................................................8

         Differences in Exchange Rights and Redemption  Procedures..............................................11

INFORMATION ABOUT THE REORGANIZATION............................................................................12

         The Plan  .............................................................................................12

         Reasons for the Proposed Reorganization................................................................13

         Federal Income Tax Consequences........................................................................13

         Capitalization.........................................................................................13

PRINCIPAL RISKS OF INVESTING IN THE ACQUIRING PORTFOLIOS AND ACQUIRED FUNDS.....................................14

         Maxim S&P 500 Index(R)and Orchard DJIASM Index..........................................................15

         Maxim S&P 500 Index(R)and Orchard S&P 500 Index(R)......................................................17

         Maxim S&P 500 Index(R)and Orchard Nasdaq-100 Index(R)...................................................20

         Maxim Index 600 and Orchard Index 600...................................................................23

         Risk/Return Bar Charts and Tables.......................................................................25

         Past Performance and Financial Highlights of the Acquiring Portfolios...................................26

ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES,
INVESTMENTS, INVESTMENT STRATEGIES AND RISKS.....................................................................27

         Acquiring Portfolios....................................................................................27

         .........Maxim S&P 500 Index(R)and Maxim Index 600......................................................27

         .........Temporary Investment Strategies................................................................28

         .........Other Investment Practices.....................................................................29

         Acquired Funds..........................................................................................29

         .........Orchard Index Funds............................................................................29

         .........Principal Risks of the Orchard Index Funds.....................................................30

INFORMATION ABOUT THE ACQUIRING PORTFOLIOS.......................................................................32

         General  ...............................................................................................32

         Valuation of the Acquiring Portfolio Shares.............................................................32

         The Acquiring Portfolios' Investment Adviser............................................................33

         The Acquiring Portfolios' Sub-Advisers..................................................................34

         BNY Investment Advisors.................................................................................34

         Federal Tax Considerations of Owning the Acquiring Portfolios...........................................35

         .........Qualification of Maxim as a Regulated Investment Company.......................................35

         .........Diversification Requirements Applicable to Insurance Company Separate Accounts.................35

         .........Tax Implications for Contract Owners...........................................................35

INFORMATION ABOUT THE ACQUIRED FUNDS.............................................................................35

OTHER INFORMATION

         Pricing, Purchases, Redemptions, Distributions and Exchanges

VOTING INFORMATION...............................................................................................37

         The Meeting.............................................................................................37

         Proxy and Voting Instruction Solicitations..............................................................38

         Required Vote...........................................................................................38

         Outstanding Shares and Principal Shareholders...........................................................39

         Shareholder Rights and Securities to be Issued..........................................................40


EXHIBITS TO PROSPECTUS/PROXY STATEMENT

         EXHIBIT A Form of Agreement and Plan of Reorganization, Acquisition of All of the Portfolio Series of Orchard Series Fund by Portfolio Series of Maxim Series Fund, Inc.

         EXHIBIT B         Annual Report to Shareholders of Orchard Series Fund,
                           dated October 31, 2003

         EXHIBIT C         Annual Report to Shareholders of Maxim Index 600
                           Portfolio, dated December 31, 2002

         EXHIBIT D         Semi-Annual Report to Shareholders of Maxim Index 600
                           Portfolio, dated June 30, 2003

         EXHIBIT E         Financial Statements of Maxim S&P 500 Index Portfolio
                           (unaudited) from commencement of operations to December 31, 2003.

                                    SYNOPSIS

The Reorganization

         The Orchard Board of Trustees (the "Orchard Board"), including a majority of Orchard Trustees who are not "interested persons" of Orchard within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), approved the Plan at a meeting held on December 4, 2003, which provides for the Acquired Funds to be merged into the Acquiring Portfolios, as summarized in the table below:

------------------ ---------------------------------- -------------------------------- -------------------------------
                             Acquired Fund                  Acquiring Portfolio        Shareholders Entitled to Vote
------------------ ---------------------------------- -------------------------------- -------------------------------
------------------ ---------------------------------- -------------------------------- -------------------------------
Proposal 1         Orchard DJIASM Index               Maxim S&P 500 Index(R)           Shareholders     of    Orchard
                                                                                       DJIASM Index
------------------ ---------------------------------- -------------------------------- -------------------------------
------------------ ---------------------------------- -------------------------------- -------------------------------
Proposal 2         Orchard S&P 500 Index(R)           Maxim S&P 500 Index(R)           Shareholders  of  Orchard  S&P
                                                                                       500 Index(R)
------------------ ---------------------------------- -------------------------------- -------------------------------
------------------ ---------------------------------- -------------------------------- -------------------------------
Proposal 3         Orchard Nasdaq-100 Index(R)        Maxim S&P 500 Index(R)           Shareholders     of    Orchard
                                                                                       Nasdaq-100 Index(R)
------------------ ---------------------------------- -------------------------------- -------------------------------
------------------ ---------------------------------- -------------------------------- -------------------------------
Proposal 4         Orchard Index 600                  Maxim Index 600                  Shareholders  of Orchard Index
                                                                                       600
------------------ ---------------------------------- -------------------------------- -------------------------------

The Orchard Board has determined that the Reorganization is in the best interests of the Acquired Funds and their shareholders and that the interests of shareholders and Contract owners with values allocated to sub-accounts that invest in the Acquired Funds will not be diluted as a result of the proposed Reorganization.

         Shares of the Acquired Funds are available only as investment options for certain variable annuity contracts ("Contracts") issued by Great-West Life & Annuity Insurance Company ("GWL&A"), First Great-West Life & Annuity Insurance Company ("First Great-West") and New England Financial (together, the "Life Companies") and certain qualified retirement plans for which the Life Companies provide administrative services. Shares of the Acquiring Portfolios are sold only to separate accounts of the Life Companies to fund benefits under certain variable annuity contracts, variable life insurance policies and to qualified retirement plans.

         Under the Plan, the assets of an Acquired Fund will be acquired by, and in exchange for, the shares of the corresponding Acquiring Portfolio and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Portfolio. The Acquired Fund will then be terminated by Orchard and the shares of the Acquiring Portfolio distributed to shareholders of the Acquired Fund in the redemption of the Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Portfolios then held by former shareholders of the Acquired Funds may be different than the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Portfolio shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares held immediately before completion of the Reorganization.)

         The Reorganization is part of a restructuring designed to eliminate the offering of overlapping investments with similar investment objectives and investment strategies that serve as funding vehicles for qualified plans and variable insurance contracts issued by the Life Companies. The objective is to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment portfolios to serve the interests of Contract owners and plan participants. The Orchard Board believes that the Reorganization is in the best interests of the Acquired Funds and their shareholders and that the interests of shareholders and Contract owners with values allocated to sub-accounts that invest in the Acquired Funds will not be diluted as a result of the proposed Reorganization.

         Costs of the Reorganization will not be borne by the Acquiring or Acquired Funds, but rather will be borne solely by GW Capital Management, LLC, d/b/a Maxim Capital Management, investment adviser to Maxim and Orchard ("MCM" or the "Adviser"). The costs to be borne include attorneys' fees, accountants' fees, the costs of printing, assembling and mailing the Prospectus/Proxy Statement and other proxy solicitation materials to Contract Owners and tabulation costs. The costs will include portfolio transaction expenses relating to disposition of non-conforming securities.

         Further, Maxim and Orchard will have received opinions from Jorden Burt LLP, tax counsel to Maxim and Orchard, which conclude, on the basis of the assumptions stated in the opinions, that neither the Acquired Funds, the Acquiring Portfolios, their shareholders nor the Contract Owners with contract values allocated to the Acquiring Portfolios or the Acquired Funds will incur any additional tax obligations as a result of the Reorganization.

         The Orchard Board called the Meeting to allow shareholders to consider and vote on the Reorganization. The Orchard Board unanimously recommends that the shareholders of the Acquired Funds vote FOR the Plan and the resulting Reorganization.

Operating Expenses

         Shareholders of the Acquiring Portfolios and Acquired Funds pay various fees and expenses. The table below describes the fees and expenses paid by shareholders of each Acquiring Portfolio and the corresponding Acquired Fund. These expenses are based on: (1) for the Acquired Funds, the expenses for its fiscal year ended October 31, 2003 and (2) for the Acquiring Portfolios, the expenses for its fiscal year ended December 31, 2003. Neither the Acquired Funds nor the Acquiring Portfolios impose sales charges (loads), redemption fees, or other shareholder transaction fees. In addition, neither the Acquired Funds nor the Acquiring Portfolios impose distribution fees. The operating expenses do not reflect charges or expenses related to the variable insurance contracts or qualified plans invested in the Portfolios and the expenses would be higher if such charges and expenses were shown.

         The table below shows the fee and expense information for each Acquired Fund and Acquiring Portfolio as well as pro forma fee and expense information on a combined basis, giving effect to the Reorganization. As shown below in the following table, the Total Annual Portfolio Operating Expenses of the Acquiring Portfolios are expected to remain unchanged as a result of the acquisition of the Acquired Funds.

         Fees and Expenses

-------------------------------------------- ------------------------ ------------------------ -----------------------
Annual Portfolio Operating Expenses          Orchard DJIASM Index     Maxim S&P 500 Index(R)   Pro Forma Combined
(expenses that are deducted from Portfolio
assets as a % of average net assets)
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Management Fees                              0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Other Expenses                               0.00%                    0.00%                    0.00%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Total Annual Portfolio Operating Expenses    0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------




-------------------------------------------- ------------------------ ------------------------ -----------------------
Annual Portfolio Operating Expenses          Orchard S&P 500 Index(R) Maxim S&P 500 Index(R)   Pro Forma Combined
(expenses that are deducted from Portfolio
assets as a % of average net assets)
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Management Fees                              0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Other Expenses                               0.00%                    0.00%                    0.00%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Total Annual Portfolio Operating Expenses    0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------


-------------------------------------------- ------------------------ ------------------------ -----------------------
Annual Portfolio Operating Expenses          Orchard Nasdaq-100       Maxim S&P 500 Index(R)   Pro Forma Combined
(expenses that are deducted from Portfolio   Index(R)
assets as a % of average net assets)
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Management Fees                              0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Other Expenses                               0.00%                    0.00%                    0.00%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Total Annual Portfolio Operating Expenses    0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------


-------------------------------------------- ------------------------ ------------------------ -----------------------
Annual Portfolio Operating Expenses          Orchard Index 600        Maxim Index 600          Pro Forma Combined
(expenses that are deducted from Portfolio
assets as a % of average net assets)
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Management Fees                              0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Other Expenses                               0.00%                    0.00%                    0.00%
-------------------------------------------- ------------------------ ------------------------ -----------------------
-------------------------------------------- ------------------------ ------------------------ -----------------------
Total Annual Portfolio Operating Expenses    0.60%                    0.60%                    0.60%
-------------------------------------------- ------------------------ ------------------------ -----------------------

------------------------------------------------------------------------

         Examples

         The examples are intended to help you compare the cost of investing in each Portfolio. The examples assume an investment of $10,000 in each Portfolio for the time periods indicated and a redemption of all shares at the end of those periods. The examples also assume that the investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolios' operating expenses are not waived and remain the same. The examples do not reflect charges or expenses related to the variable insurance contracts or qualified plans invested in the Portfolios and the expenses would be higher if such charges and expenses were shown. Although actual costs may be higher or lower, based on these assumptions the costs would be:


------------------------------- ------------------- ------------------- ------------------- -----------------
          Portfolio                   1 Year             3 Years             5 Years            10 Years
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Orchard DJIASM Index            $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Maxim S&P 500 Index(R)          $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Pro Forma Combined              $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------

------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Orchard S&P 500 Index(R)        $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Maxim S&P 500 Index(R)          $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Pro Forma Combined              $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------

------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Orchard Nasdaq-100 Index(R)     $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Maxim S&P 500 Index(R)          $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Pro Forma Combined              $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------

------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Orchard Index 600               $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Maxim Index 600                 $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------
------------------------------- ------------------- ------------------- ------------------- -----------------
Pro Forma Combined              $62                 $194                $340                $774
------------------------------- ------------------- ------------------- ------------------- -----------------


The examples are for comparison purposes only and are not a representation of the Portfolios' actual expenses or returns, either past or future.

Investment Objectives and Strategies

         The investment objectives and strategies of the Acquiring Portfolios and their corresponding Acquired Funds are set forth in the following tables. There is no guarantee that a Portfolio will meet its objectives. Each table compares the other objectives and strategies of an Acquiring Portfolio to the Acquired Fund whose assets it will acquire:

------------------ ------------------------------------------------ -------------------------------------------------
                                Orchard DJIASM Index                              Maxim S&P 500 Index(R)
------------------ ------------------------------------------------ -------------------------------------------------
------------------ ------------------------------------------------ -------------------------------------------------
Investment Seeks investment results that track as closely Seeks investment results that track as closely Objective as possible the total return of the common as possible the total return of the common
                   stocks that comprise its benchmark index, the stocks that
                   comprise its benchmark index, the Dow Jones Industrial
                   AverageSM ("DJIASM").1 S&P 500(R) Composite Stock Price Index
                   (the "S&P 500 Index(R)").2
------------------ ------------------------------------------------ -------------------------------------------------
------------------ ------------------------------------------------ -------------------------------------------------
Principal          Under normal circumstances, invests at least     Under normal circumstances, invests at least
Investment         80% of the value of its assets in common         80% of its assets in common stocks of its
Strategies         stocks of its benchmark index, the DJIASM.       applicable benchmark index, the S&P 500
                   Attempts to replicate the performance of the     Index(R).  Attempts to replicate the performance
                   DJIASM by purchasing the underlying common       of the S&P 500 Index(R)by purchasing the
                   stocks comprising the DJIASM.  Depending on      underlying common stocks comprising the S&P 500
                   the level of assets in the Fund, may not hold    Index(R). Depending on the level of assets in the
                   all of the securities of the DJIASM.  Instead,   Portfolio, may not hold all of the securities
                   may hold a representative sample of securities   of the S&P 500 Index(R). Instead, may hold a
                   included in the DJIASM.  May also invest in      representative sample of securities included in
                   products derived from the DJIASM in order to     the S&P 500 Index(R).  May also invest in
                   achieve its goal of replicating the              products derived from the S&P 500 Index(R)in
                   performance of the DJIASM.  This Fund is         order to achieve its goal of replicating the
                   classified as "non-diversified" under the 1940   performance of the S&P 500 Index(R).  This
                   Act.  This allows the Fund to invest more than   Portfolio is classified as non-diversified
                   5% of the value of its assets in the stock of    under the 1940 Act.  This allows the Portfolio
                   a single company.                                to invest more than 5% of the value of its
                                                                    assets in the stock of a single company.
------------------ ------------------------------------------------ -------------------------------------------------
------------------ ------------------------------------------------ -------------------------------------------------
Other Investment   May use futures contracts on market indexes      May use futures contracts on market indexes and
Strategies         and options on the futures contracts as a        options on the futures contracts as a means of
                   means of tracking the DJIASM.                    tracking the S&P 500 Index(R).
------------------ ------------------------------------------------ -------------------------------------------------
------------------ --------------------------------------------------------------------------------------------------
KeyDifferences     These two Portfolios have substantially similar investment strategies except that they track different benchmark indexes. Although both Portfolios track indexes that are composed of large-capitalization companies, Maxim S&P 500 Index(R) may be more stable day-to-day by virtue of the significantly greater number of companies comprising the S&P 500(R) than the DJIASM Index(R).
------------------ --------------------------------------------------------------------------------------------------


------------------ ----------------------------------------------- ---------------------------------------------------
                               Orchard S&P 500 Index(R)                           Maxim S&P 500 Index(R)
------------------ ----------------------------------------------- ---------------------------------------------------
------------------ ----------------------------------------------- ---------------------------------------------------
Investment         Seeks investment results that track as          Seeks investment results that track as closely as
Objective          closely as possible the total return of the     possible the total return of the common stocks
                   common stocks that comprise its benchmark       that comprise its benchmark index, the S&P 500
                   index, the S&P 500 Index(R).                      Index(R).
------------------ ----------------------------------------------- ---------------------------------------------------
------------------ ----------------------------------------------- ---------------------------------------------------
Principal          Under normal circumstances, invests at least     Under normal circumstances, invests at least 80%
Investment         80% of the value of its assets in common         of the value of its assets in common stocks of
Strategies         stocks of the S&P 500 Index(R). Attempts to      its applicable benchmark index, the S&P 500
                   replicate the performance of the S&P 500         Index(R).  Attempts to replicate the performance of
                   Index(R)by purchasing the underlying common      the S&P 500 Index(R)by purchasing the underlying
                   stocks comprising the S&P 500 Index(R).          common stocks comprising the S&P 500 Index(R).
                   Depending on the level of assets in the Fund,    Depending on the level of assets in the
                   may not hold all of the securities of the S&P    Portfolio, may not hold all of the securities of
                   500 Index(R).  Instead, may hold a               the S&P 500 Index(R). Instead, may hold a
                   representative sample of securities included     representative sample of securities included in
                   in the S&P 500 Index(R).  May also invest in     the S&P 500 Index(R).  May also invest in products
                   products derived from the S&P 500 Index(R)in     derived from the S&P 500 Index(R)in order to
                   order to achieve its goal of replicating the     achieve its goal of replicating the performance
                   performance of the S&P 500 Index(R).  This Fund  of the S&P 500 Index(R).  This Portfolio is
                   is classified as non-diversified under the       classified as non-diversified under the 1940
                   1940 Act.  This allows the Fund to invest        Act.  This allows the Portfolio to invest more
                   more than 5% of the value of its assets in       than 5% of the value of its assets in the stock
                   the stock of a single company.                   of a single company.
------------------ ----------------------------------------------- ---------------------------------------------------
------------------ ----------------------------------------------- ---------------------------------------------------
Other Investment   May use futures contracts on market indexes     May use futures contracts on market indexes and
Strategies         and options on the futures contracts as a       options on the futures contracts as a means of
                   means of tracking the S&P 500 Index(R).         tracking the S&P 500 Index(R).
------------------ ----------------------------------------------- ---------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------------
Key Differences    These two Portfolios have identical investment objectives and principal investment strategies and track the same benchmark index.
------------------ ---------------------------------------------------------------------------------------------------

------------------ --------------------------------------------- -----------------------------------------------------
                            Orchard Nasdaq-100 Index(R)                          Maxim S&P 500 Index(R)
------------------ --------------------------------------------- -----------------------------------------------------
------------------ --------------------------------------------- -----------------------------------------------------
Investment         Seeks investment results that track as         Seeks investment results that track as closely as
Objective          closely as possible the total return of the    possible the total return of the common stocks that
                   common stocks that comprise its benchmark      comprise its benchmark index, the S&P 500 Index(R).
                   index, the Nasdaq-100 Index(R).3
------------------ --------------------------------------------- -----------------------------------------------------
------------------ --------------------------------------------- -----------------------------------------------------
Principal          Under normal circumstances, invests at         Under normal circumstances, invests at least 80% of
Investment         least 80% of the value of its assets in        the value of its assets in common stocks of its
Strategies         common stocks of the Nasdaq-100 Index(R).      applicable benchmark index, the S&P 500 Index(R).
                   Attempts to replicate the performance of       Attempts to replicate the performance of the S&P
                   the Nasdaq-100 Index(R)by purchasing the       500 Index(R)by purchasing the underlying common
                   underlying common stocks comprising the        stocks comprising the S&P 500 Index(R). Depending on
                   Nasdaq-100 Index(R).  Depending on the level   the level of assets in the Portfolio, may not hold
                   of assets in the Fund, may not hold all of     all of the securities of the S&P 500 Index(R).
                   the securities of the Nasdaq-100 Index(R).     Instead, may hold a representative sample of
                   Instead, may hold a representative sample      securities included in the S&P 500 Index(R).  May
                   of securities included in the Nasdaq-100       also invest in products derived from the S&P 500
                   Index(R).  May also invest in products         Index(R)in order to achieve its goal of replicating
                   derived from the Nasdaq-100 Index(R)in order   the performance of the S&P 500 Index(R).  This
                   to achieve its goal of replicating the         Portfolio is classified as non-diversified under
                   performance of the Nasdaq-100 Index(R). This   the 1940 Act.  This allows the Portfolio to invest
                   Fund is classified as non-diversified under    more than 5% of the value of its assets in the
                   the 1940 Act.  This allows the Fund to         stock of a single company.
                   invest more than 5% of the value of its
                   assets in the stock of a single company.
------------------ --------------------------------------------- -----------------------------------------------------
------------------ --------------------------------------------- -----------------------------------------------------
Other Investment   May use futures contracts on market indexes     May use futures contracts on market indexes and
Strategies         and options on the futures contracts as a       options on the futures contracts as a means of
                   means of tracking the Nasdaq-100 Index(R).      tracking the S&P 500 Index(R).
------------------ --------------------------------------------- -----------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------------
Key Differences    These two Portfolios have similar principal investment strategies, but track different benchmark indexes.
                   Although both Portfolios generally track indexes that are composed of stocks of large-capitalization companies, Orchard Nasdaq-Index 100(R) may be more volatile due to its concentration of holdings in technology stocks in that in a technology downturn or upturn, Orchard Nasdaq-100 Index(R) would have steeper losses and higher returns, respectively, than Maxim S&P 500 Index(R).
------------------ ---------------------------------------------------------------------------------------------------

------------------ --------------------------------------------- -----------------------------------------------------
                                Orchard Index 600                                  Maxim Index 600
------------------ --------------------------------------------- -----------------------------------------------------
------------------ --------------------------------------------- -----------------------------------------------------
Investment         Seeks investment results that track as             Seeks investment results that track as closely as
Objective          closely as possible the total return of the        possible the total return of the common stocks that
                   common stocks that comprise its benchmark          comprise its benchmark index, the S&P 600 Index(R).
                   index, the S&P SmallCap 600 Stock Index(R)
                   (the "S&P 600 Index(R)").4

------------------ --------------------------------------------- -----------------------------------------------------
------------------ --------------------------------------------- -----------------------------------------------------
Principal          Under normal circumstances, invests at         Under normal circumstances, invests at least 80% of
Investment         least 80% of the value of its assets in        the value of its assets in common stocks of the S&P
Strategies         common stocks of the S&P 600 Index(R).         600 Index(R).  Attempts to replicate the performance
                   Attempts to replicate the performance of       of the S&P 600 Index(R)by purchasing the underlying
                   the S&P 600 Index(R)by purchasing the          common stocks comprising the S&P 600 Index(R).
                   underlying common stocks comprising the S&P    Depending on the level of assets in the Portfolio,
                   600 Index(R).  Depending on the level of       may not hold all of the securities of the S&P 600
                   assets in the Fund, may not hold all of the    Index(R).  Instead, may hold a representative sample
                   securities of the S&P 600 Index(R).  Instead,  of securities included in the S&P 600 Index(R).  May
                   may hold a representative sample of            also invest in products derived from the S&P 600
                   securities included in the S&P 600 Index(R).   Index(R)in order to achieve its goal of replicating
                   May also invest in products derived from       the performance of the S&P 600 Index(R). This
                   the S&P 600 Index(R)in order to achieve its    Portfolio is classified as non-diversified under
                   goal of replicating the performance of the     the 1940 Act.  This allows the Portfolio to invest
                   S&P 600 Index(R).  This Fund is classified as  more than 5% of the value of its assets in the
                   non-diversified under the 1940 Act.  This      stock of a single company.
                   allows the Fund to invest more than 5% of
                   the value of its assets in the stock of a
                   single company.
------------------ --------------------------------------------- -----------------------------------------------------
------------------ --------------------------------------------- -----------------------------------------------------
Other Investment   May use futures contracts on market indexes    May also combine stock ownership and owning
Strategies         and options on the futures contracts as a      futures contracts on the S&P 600 Index(R) and options
                   means of tracking the S&P 600 Index(R).        on futures contracts, and Exchange Traded Funds ("ETFs")
                                                                  that seek to track the S&P 600 Index(R).
------------------ --------------------------------------------- -----------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------------
Key Differences    These two Portfolios have identical investment objectives and principal investment strategies and track the same benchmark index.
------------------ ---------------------------------------------------------------------------------------------------


Differences in Exchange Rights and Redemption Procedures

The following policies and procedures currently apply to the Orchard Funds and do not apply to the Maxim Portfolios:

o The minimum amount that may be exchanged is the lesser of $500 or the remaining value in the Orchard Fund to be exchanged;
o Orchard reserves the right to make full or partial payment to shareholders securities of the applicable Fund (i.e., by redemption in kind) of the value of such securities used in determining the redemption price; and
o Orchard's procedures state that shares may be sold only by mail, not by telephone.

                      INFORMATION ABOUT THE REORGANIZATION

The Plan

         The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit A.

         If shareholders of an Acquired Fund approve the Plan, then the assets of that Acquired Fund will be acquired by, and in exchange for, the shares of the corresponding Acquiring Portfolio and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Portfolio. The Acquired Fund will then be terminated by Orchard and the shares of the Acquiring Portfolio distributed to shareholders of the Acquired Fund in the redemption of the Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Portfolios then held by former shareholders of the Acquired Funds may be different than the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Portfolio shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

         If the Plan is approved by the shareholders of each of the Acquired Funds, Orchard will cease to do business and be terminated upon the termination of each of the Acquired Funds. Approval of the Plan as to any particular Acquired Fund does not depend upon the approval of the Plan as to any other Acquired Fund. If the Plan is approved by shareholders as to some, but not all, of the Acquired Funds, then at the election of Maxim, the Plan may be consummated as to those Acquired Funds as to which this Plan has been so approved.

         It is anticipated that the Reorganization will be consummated as of the close of business on Friday, April 23, 2004, or such later date as may be determined by mutual agreement of the officers of Maxim and Orchard (the "Closing Date"), subject to the satisfaction of all conditions precedent to the closing. In the event that an Acquired Fund holds any securities or other assets that the corresponding Acquiring Portfolio would not be permitted to hold as an investment ("non-permitted assets"), the Acquired Fund will dispose of such non-permitted assets prior to the Closing Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In general, only portfolio securities that are included in the applicable Acquiring Portfolio's Benchmark Index will be transferred by an Acquired Fund to the corresponding Acquiring Portfolio, and all other investments of the Acquired Fund will be liquidated prior to the Closing Date.

         MCM will pay or reimburse the Acquired Funds for brokerage commissions incurred by them in connection with the disposition of any non-permitted assets. MCM anticipates that a substantial portion of the assets of the Orchard Nasdaq-100 Index(R) Fund will be comprised of non-permitted assets prior to the Closing Date. In addition, Maxim S&P 500 Index(R) is expected to rebalance its portfolio as a result of the Reorganization to ensure that its portfolio holdings are properly weighted to track its Benchmark Index. This is anticipated to result in brokerage expenses and related costs of approximately $2,500, which would be paid by Maxim S&P 500 Index(R). Maxim Index 600 is not expected to rebalance its portfolio as a result of the Reorganization.

Reasons for Proposed Reorganization

         The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and investment strategies. In addition, the Reorganization intends to address the problem of the Acquired Funds becoming more inefficient in matching their relevant benchmark indices because of their decreasing size. The objective is to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment portfolios to serve the interests of Contract owners and qualified plans.

         Because the Acquired Funds do not appear to be in a position to benefit from the inflow of new assets and thus increase their size, merging them into the Acquiring Portfolios appears to be the best way to offer Contract owners and qualified plans comparable underlying investment alternatives with sufficient assets to be operated more efficiently than the Acquired Funds. Moreover, because the expense ratios of the Acquiring Portfolios are identical to those of the corresponding Acquired Funds (neither are subject to any fee waiver or expense reimbursement), the performance of the Acquiring Portfolios will remain competitive with that of the Acquired Funds. The Orchard Board also considered the capabilities of the Acquiring Portfolios' adviser and respective sub-advisers, investment advisers that will remain the same following the Reorganization.

         Although the expected lack of prospects for future growth factored into the decision to propose the Reorganization, the Orchard and Maxim Boards each approved the Plan only after considering a variety of factors, including the past performance of the Acquiring Portfolios and Acquired Funds, similarity of investment objectives and policies and the absence of any dilution or adverse tax consequences to Contract owners with values allocated to any of the Acquiring Portfolios or Acquired Funds.

Federal Income Tax Consequences

         As a condition to the consummation of the Reorganization, the Acquired Funds and the Acquiring Portfolios will have received an opinion of Jorden Burt LLP, tax counsel to Maxim and Orchard, which concludes, on the basis of the assumptions stated in the opinions, that neither the Acquired Funds, the Acquiring Portfolios, their shareholders nor the Contract Owners with contract values allocated to the Acquiring Portfolios or the Acquired Funds will incur any additional tax obligations as a result of the Reorganization.

         The opinion of Jorden Burt will conclude that: (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Fund and its corresponding Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Acquired Funds or the corresponding Acquiring Portfolios upon the transfer of all of the assets and liabilities, if any, of each Acquired Fund to its corresponding Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of shares of the Acquired Fund solely in exchange for all of their shares of the Acquired Fund; and (iii) no gain or loss will be recognized by shareholders of any of the Acquired Funds upon the exchange of such Acquired Fund's shares solely for shares of the corresponding Acquiring Portfolio.

Capitalization

         The following tables show the net assets, shares outstanding and net asset value per share of each Acquired Fund and each Acquiring Portfolio. This information is generally referred to as "capitalization." The term "pro forma combined" means the expected capitalization of the Acquiring Portfolios after they have combined with their corresponding Acquired Fund, i.e., as if the Reorganizations had already occurred.

         The capitalization tables are based on figures as of December 15, 2003. The ongoing investment performance and daily share purchase and redemption activity of the Acquired Funds and Acquiring Portfolios affect capitalization. Therefore, the capitalization on the Closing Date may vary from the capitalization shown in the following tables.

-------------------------------- --------------------------- ---------------------------- ----------------------------
                                    Orchard DJIASM Index        Maxim S&P 500 Index(R)       Maxim S&P 500 Index(R)
                                                                                             (pro forma combined)
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net assets                              $ 1,702,745                 $ 588,972,009                $ 587,674,754
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Shares outstanding                        187,583                      55,765,406                    55,915,771
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net asset value per share                  $ 9.08                      $ 10.51                      $ 10.51
-------------------------------- --------------------------- ---------------------------- ----------------------------

-------------------------------- --------------------------- ---------------------------- ----------------------------
                                   Orchard S&P 500 Index(R)     Maxim S&P 500 Index(R)       Maxim S&P 500 Index(R)
                                                                                             (pro forma combined)
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net assets                              $ 16,364,062                $ 585,972,009                $ 602,336,071
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Shares outstanding                          1,365,829                  55,765,406                   57,310,758
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net asset value per share                 $ 11.98                      $ 10.51                      $ 10.51
-------------------------------- --------------------------- ---------------------------- ----------------------------

-------------------------------- --------------------------- ---------------------------- ----------------------------
                                 Orchard Nasdaq-Index 100(R)    Maxim S&P 500 Index(R)       Maxim S&P 500 Index(R)
                                                                                             (pro forma combined)
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net assets                              $ 2,352,415                 $ 585,972,009                $588,324,424
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Shares outstanding                            658,464                  55,765,406                   55,977,586
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net asset value per share                  $ 3.57                      $ 10.51                      $ 10.51

-------------------------------- --------------------------- ---------------------------- ----------------------------

-------------------------------- --------------------------- ---------------------------- ----------------------------
                                    Orchard DJIASM Index        Maxim S&P 500 Index(R)       Maxim S&P 500 Index(R)
                                   Orchard S&P 500 Index(R)                                  (pro forma combined)
                                 Orchard Nasdaq-Index 100(R)
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net assets                              $ 20,419,222                $ 585,972,009                $606,391,231
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Shares outstanding                         2,211,876                   55,765,406                   57,696,597
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net asset value per share                  $ 9.23                      $ 10.51                      $ 10.51
-------------------------------- --------------------------- ---------------------------- ----------------------------

-------------------------------- --------------------------- ---------------------------- ----------------------------
                                     Orchard Index 600             Maxim Index 600              Maxim Index 600
                                                                                             (pro forma combined)
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net assets                              $ 8,228,607                 $ 124,402,506                $ 132,631,113
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Shares outstanding                          630,847                     14,902,524                  15,883.966
-------------------------------- --------------------------- ---------------------------- ----------------------------
-------------------------------- --------------------------- ---------------------------- ----------------------------
Net asset value per share                  $13.04                      $ 8.35                       $ 8.35
-------------------------------- --------------------------- ---------------------------- ----------------------------


                         PRINCIPAL RISKS OF INVESTING IN
                   THE ACQUIRING PORTFOLIOS AND ACQUIRED FUNDS

         The following tables describe the principal risks associated with investments in the Acquiring Portfolios. In addition, the risks of investing in the corresponding Acquired Fund are identified and any additional or different risks of investing in that Acquired Fund described. A brief summary of the key differences in the risks of investing in the Acquiring Portfolio and Acquiring Portfolio is presented at the end of each table.

Maxim S&P 500 Index(R) and Orchard DJIASM Index

         See the above "Investment Objectives and Strategies" section for explanation of the different Benchmark Indexes used by the Acquiring Portfolios and Acquired Funds.


------------------- -------------------------------------------------- -----------------------------------------------
                                  Maxim S&P 500 Index(R)                            Orchard DJIASM Index
------------------- -------------------------------------------------- -----------------------------------------------
------------------- -------------------------------------------------- -----------------------------------------------
Principal Risks     Index Risk:                                         Index Risk:
                    It is possible the Benchmark Index may perform      Substantially the same as for Maxim S&P 500
                    unfavorably and/or underperform the market as a     Index(R).
                    whole.  As a result, it is possible that the
                    Portfolio could have poor investment results
                    even if it is closely tracking the return of the
                    Benchmark Index because the adverse performance
                    of a particular stock normally will not result
                    in eliminating the stock from the Portfolio.
                    The Portfolio will remain invested in common stocks even
                    when stock prices are generally falling. Ordinarily, the
                    Portfolio's securities will not be sold except to reflect
                    additions or deletions of the stocks that comprise the
                    Benchmark Index, or as may be necessary to raise cash to pay
                    Portfolio shareholders who sell Portfolio shares.
                    Investment Style Risk:
                    There is a possibility that returns from            Investment Style Risk:
                    large-capitalization stocks will trail returns      Substantially the same as for Maxim S&P 500
                    from the overall stock market.  Specific types      Index(R).
                    of stocks tend to go through cycles of doing
                    better - or worse - than the stock market in
                    general.  These periods have, in the past,
                    lasted for as long as several years.
                    Tracking Error Risk:                                Tracking Error Risk:
                    Several factors will affect the Portfolio's         Substantially the same as for Maxim S&P 500
                    ability to track precisely the performance of       Index(R).
                    its Benchmark Index.  For example, unlike the
                    Benchmark Index, which is merely an unmanaged
                    group of securities, the Portfolio has a
                    management fee (which includes investment
                    advisory, accounting, administrative services
                    and operating expenses, but does not include
                    brokerage fees), and the management fee and
                    brokerage fees will reduce the Portfolio's total
                    return.  In addition, the Portfolio may own less
                    than all of the securities of the Benchmark
                    Index, which may also cause a variance between
                    the performance of the Portfolio and its
                    Benchmark Index.
                    Stock Market Risk:
                    Stock markets are volatile and can decline
                    significantly in response to adverse issuer,        Stock Market Risk
                    political, regulatory, market or economic           Substantially the same as for Maxim S&P 500
                    developments in the U.S. and in other               Index(R).
                    countries.  Market risk may affect a single
                    company, industry sector of the economy or the
                    market as a whole.
                    Issuer Risk:
                    The value of an individual security or
                    particular type of security can be more volatile    Issuer Risk:
                    than the market as a whole and can perform          Substantially the same as for Maxim S&P 500
                    differently than the value of the market as a       Index(R).
                    whole.
                    Derivative and ETF Risk:
                    When using futures contracts on market indexes,
                    options on the futures contracts and ETFs           Derivative and ETF Risk:
                    (exchange traded funds), there is a risk that       Substantially the same as for Maxim S&P 500
                    the change in value of the securities included      Index(R).
                    on the Benchmark Index and the price of a
                    futures contract will not match.  There is also
                    a risk that the Portfolio would be unable to
                    sell a futures contract when it wishes to due to
                    possible illiquidity of those instruments.
                    Also, there is the risk that use of these types
                    of derivative techniques would cause the
                    Portfolio to lose more money than if it had
                    actually purchased the underlying securities.
                    This is because derivatives magnify gains and
                    losses.  Derivatives can be highly sensitive to
                    changes in their underlying security, interest
                    rate or index, and as a result can be highly
                    volatile.  A small investment in certain
                    derivatives could have a potentially large
                    impact on the Portfolio's performance.
                    Non-Diversification Risk:
                    When the Benchmark Index becomes less
                    diversified, the Portfolio similarly becomes
                    less diversified.  This means that a greater        Non-Diversification Risk:
                    percentage of the Portfolio's assets may be         Substantially the same as for Maxim S&P 500
                    invested in securities of a smaller number of       Index(R).
                    issuers.  As a result, the Portfolio's
                    performance becomes more susceptible to any
                    single economic, political or regulatory event
                    affecting those issuers.
                    Concentration Risk:
                    When the Benchmark Index concentrates in an
                    industry or group of industries, the Portfolio
                    that tracks that index will concentrate its         Concentration Risk:
                    investments to approximately the same extent as     Substantially the same as for Maxim S&P 500
                    the Benchmark Index.  This means that a greater     Index(R).
                    percentage of the Portfolio's assets may be
                    invested in securities of issuers within the
                    same industry or group of industries.  As a
                    result, the Portfolio's performance becomes
                    particularly sensitive to changes in the value
                    of securities in the industries or group of
                    industries in which it concentrates.
                    Possible Loss of Money:                             Possible Loss of Money:
                    When you sell your shares of the Portfolio, they    Substantially the same as for Maxim S&P 500
                    could be worth less than what you paid for them.    Index(R).
                                                                        Additional Risks:
                                                                        Orchard DJIASM Index invests in a relatively
                                                                        small group of securities listed on the major
                                                                        stock exchanges. The risk that the value of an
                                                                        individual security or particular type of
                                                                        security can be more volatile than the market as
                                                                        a whole, or can perform differently than the market
                                                                        as a whole, is magnified if that particular security
                                                                        falls within the small grouping in which the Fund invests.
                                                                        Additionally, the portfolio turnover rate for this Fund
                                                                        in 2002 was in excess of 100%. High portfolio turnover
                                                                        rates generally result in higher transaction costs
                                                                        (which are borne directly by the Fund and indirectly by
                                                                        shareholders).
------------------- -------------------------------------------------- -----------------------------------------------
------------------- --------------------------------------------------------------------------------------------------
Key Differences     The risks of investing in Maxim S&P 500 Index(R)and Orchard DJIASM Index are substantially similar.  The key difference is that they track different benchmark indexes.  Where Maxim S&P
                    500 Index(R)tracks an index composed of 500 large companies with an average market capitalization of $73.6 billion and that is generally acknowledged to represent the performance of publicly traded common stocks in the United States, the Dow Jones Industrial AverageSM is composed of thirty companies chosen by Dow Jones to represent the U.S. economy as a whole.  Although both
                    Portfolios track indexes that are composed of large-capitalization companies, Maxim S&P 500
                    Index(R)may be subject to less volatility by virtue of the significantly greater number of companies comprising the S&P 500(R)than the DJIASM Index(R).
------------------- --------------------------------------------------------------------------------------------------

--------
        1 The Dow Jones Industrial AverageSM is a price-weighted
        index of thirty stocks chosen by Dow Jones & Company, Inc. as being representative of the U.S. economy as a whole. A
        price-weighted index is computed by adding the price of all the component stocks together and dividing by a factor that takes into account changes to the index composition (among other factors) over time. The DJIASM is generally
        acknowledged to be the most recognized stock market
        indicator, quoted by most major domestic news services as the measure of the performance of the stock market as a whole.
        Total returns for the DJIASM assume reinvestment of
        dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually
        invested in these stocks.


        2 The S&P 500 Index(R) is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks that make up the S&P 500 Index(R) are issued by large companies
        (companies with an average market capitalization of $73.6 billion) and trade on the New York Stock Exchange, the American
        Stock Exchange, or the Nasdaq Stock Market. It is generally acknowledged that the S&P 500 Index(R) broadly represents the performance of publicly traded common stocks in the United
        States. The S&P 500 Index(R) is sponsored by Standard & Poor's(R), which is responsible for determining which stocks are represented on the index. Total returns for the S&P 500 Index(R) assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

--------


Maxim S&P 500 Index(R) and Orchard S&P 500 Index(R)

---------------------- ------------------------------------------------ ----------------------------------------------
                                    Maxim S&P 500 Index(R)                         Orchard S&P 500 Index(R)
---------------------- ------------------------------------------------ ----------------------------------------------
---------------------- ------------------------------------------------ ----------------------------------------------
Principal Risks        Index Risk:                                      Index Risk:
                       It is possible the Benchmark Index may perform   Substantially the same as for Maxim S&P 500
                       unfavorably and/or underperform the market as    Index(R).
                       a whole.  As a result, it is possible that the
                       Portfolio could have poor investment results
                       even if it is closely tracking the return of
                       the Benchmark Index because the adverse
                       performance of a particular stock normally
                       will not result in eliminating the stock from
                       the Portfolio.  The Portfolio will remain
                       invested in common stocks even when stock
                       prices are generally falling.  Ordinarily, the
                       Portfolio's securities will not be sold except
                       to reflect additions or deletions of the
                       stocks that comprise the Benchmark Index, or
                       as may be necessary to raise cash to pay
                       Portfolio shareholders who sell Portfolio
                       shares.
                       Investment Style Risk:
                       There is a possibility that returns from         Investment Style Risk:
                       large-capitalization stocks will trail returns   Substantially the same as for Maxim S&P 500
                       from the overall stock market.  Specific types   Index(R).
                       of stocks tend to go through cycles of doing
                       better - or worse - than the stock market in
                       general.  These periods have, in the past,
                       lasted for as long as several years.
                       Tracking Error Risk:
                       Several factors will affect the Portfolio's
                       ability to track precisely the performance of    Tracking Error Risk:
                       its Benchmark Index.  For example, unlike the    Substantially the same as for Maxim S&P 500
                       Benchmark Index, which is merely an unmanaged    Index(R).
                       group of securities, the Portfolio has a
                       management fee (which includes investment
                       advisory, accounting, administrative services
                       and operating expenses, but does not include
                       brokerage fees), and the management fee and
                       brokerage fees will reduce the Portfolio's
                       total return.  In addition, the Portfolio may
                       own less than all of the securities of the
                       Benchmark Index, which may also cause a
                       variance between the performance of the
                       Portfolio and its Benchmark Index.
                       Stock Market Risk:                               Stock Market Risk:
                       Stock markets are volatile and can decline       Substantially the same as for Maxim S&P 500
                       significantly in response to adverse issuer,     Index(R).
                       political, regulatory, market or economic
                       developments in the U.S. and in other
                       countries. Market risk may affect a single company,
                       industry sector of the economy or the market as
                       a whole.
                       Issuer Risk:                                     Issuer Risk:
                       The value of an individual security or           Substantially the same as for Maxim S&P 500
                       particulartype of security can be more volatile  Index(R).
                       than the market as a whole and can perform
                       differentlythan the value of themarket as a whole.
                       Derivative and ETF Risk:                         Derivative and ETF Risk:
                       When using futures contracts on market           Substantially the same as for Maxim S&P 500
                       indexes, options on the futures contracts and    Index(R).
                       ETFs (exchange traded funds), there is a risk
                       that the change in value of the securities
                       included on the Benchmark Index and the price
                       of a futures contract will not match.  There
                       is also a risk that the Portfolio would be unable to sell
                       a futures contract when it wishes to due to possible
                       illiquidity of those instruments. Also, there is the risk
                       that use of these types of derivative techniques would
                       cause the Portfolio to lose more money than if it had
                       actually purchased the underlying securities. This is
                       because derivatives magnify gains and losses. Derivatives
                       can be highly sensitive to changes in their underlying
                       security, interest rate or index, and as a result can be
                       highly volatile. A small investment in certain
                       derivatives could have a potentially large impact on the
                       Portfolio's performance.
                       Non-Diversification Risk:                        Non-Diversification Risk:
                       When the Benchmark Index becomes less            Substantially the same as for Maxim S&P 500
                       diversified, thePortfolio similarly becomes      Index(R).
                       less diversified. This meansthat a greater
                       percentage of the Portfolio's assets may
                       be invested in securities of a smaller number of
                       issuers. As a result, the Portfolio's
                       performance becomes more susceptible to any
                       single economic, political or regulatory event
                       affecting those issuers.
                       Concentration Risk:                              Concentration Risk:
                       When the Benchmark Index concentrates in an      Substantially the same as for Maxim S&P 500
                       industry orgroup of industries, the Portfolio    Index(R).
                       that tracks that indexwill concentrate its
                       investments to approximately thesame extent as
                       the Benchmark Index. This means that a
                       greater percentage of the Portfolio's assets
                       may be invested in securities of issuers
                       within the same industry or group of
                       industries.  As a result, the Portfolio's
                       performance becomes particularly sensitive to
                       changes in the value of securities in the
                       industries or group of industries in which it
                       concentrates.                                    Possible Loss of Money:
                       Possible Loss of Money: When you sell your       Substantially the same as for Maxim S&P 500
                       shares of thePortfolio, they could be worth      Index(R).
                       less than what you paid for them.
---------------------- ------------------------------------------------ ----------------------------------------------
---------------------- -----------------------------------------------------------------------------------------------
Key Differences        No key differences.
---------------------- -----------------------------------------------------------------------------------------------


Maxim S&P 500 Index(R) and Orchard Nasdaq-100 Index(R)

----------------------- ----------------------------------------------- ----------------------------------------------
                                     Maxim S&P 500 Index(R)                       Orchard Nasdaq-100 Index(R)
----------------------- ----------------------------------------------- ----------------------------------------------
----------------------- ----------------------------------------------- ----------------------------------------------
Principal Risks         Index Risk:                                     Index Risk:
                        It is possible the Benchmark Index may          Substantially the same as for Maxim S&P 500
                        perform unfavorably and/or underperform the     Index(R).
                        market as a whole.  As a result, it is
                        possible that the Portfolio could have poor
                        investment results even if it is closely
                        tracking the return of the Benchmark Index
                        because the adverse performance of a
                        particular stock normally will not result in
                        eliminating the stock from the Portfolio.
                        The Portfolio will remain invested in common stocks even
                        when stock prices are generally falling. Ordinarily, the
                        Portfolio's securities will not be sold except to
                        reflect additions or deletions of the stocks that
                        comprise the Benchmark Index, or as may be necessary to
                        raise cash to pay Portfolio shareholders who sell
                        Portfolio shares.
                        Investment Style Risk:                          Investment Style Risk:
                        There is a possibility that returns from        Substantially the same as for Maxim S&P 500
                        large-capitalization stocks will trail          Index(R).
                        returns from the overall stock market.
                        Specific types of stocks tend to go through
                        cycles of doing better - or worse - than the
                        stock market in general.  These periods have,
                        in the past, lasted for as long as several
                        years.
                        Tracking Error Risk:
                        Several factors will affect the Portfolio's     Tracking Error Risk:
                        ability to track precisely the performance of   Substantially the same as for Maxim S&P 500
                        its Benchmark Index.  For example, unlike the   Index(R).
                        Benchmark Index, which is merely an unmanaged
                        group of securities, the Portfolio has a
                        management fee (which includes investment
                        advisory, accounting, administrative services
                        and operating expenses, but does not include
                        brokerage fees), and the management fee and
                        brokerage fees will reduce the Portfolio's
                        total return.  In addition, the Portfolio may
                        own less than all of the securities of the
                        Benchmark Index, which may also cause a
                        variance between the performance of the
                        Portfolio and its Benchmark Index.
                        Stock Market Risk:
                        Stock markets are volatile and can decline
                        significantly in response to adverse issuer,
                        political, regulatory, market or economic       Stock Market Risk:
                        developments in the U.S. and in other           Substantially the same as for Maxim S&P 500
                        countries.  Market risk may affect a single     Index(R).
                        company, industry sector of the economy or
                        the market as a whole.
                        Issuer Risk:
                        The value of an individual security or
                        particular type of security can be more
                        volatile than the market as a whole and can     Issuer Risk:
                        perform differently than the value of the       Substantially the same as for Maxim S&P 500
                        market as a whole.                              Index(R).

                        Derivative and ETF Risk:                        Derivative and ETF Risk:
                        When using futures contracts on market          Substantially the same as for Maxim S&P 500
                        indexes, options on the futures contracts and   Index(R).
                        ETFs (exchange traded funds), there is a risk
                        that the change in value of the securities
                        included on the Benchmark Index and the price
                        of a futures contract will not match. There is also a
                        risk that the Portfolio would be unable to sell a
                        futures contract when it wishes to due to possible
                        illiquidity of those instruments. Also, there is the
                        risk that use of these types of derivative techniques
                        would cause the Portfolio to lose more money than if it
                        had actually purchased the underlying securities. This
                        is because derivatives magnify gains and losses.
                        Derivatives can be highly sensitive to changes in their
                        underlying security, interest rate or index, and as a
                        result can be highly volatile. A small investment in
                        certain derivatives could have a potentially large
                        impact on the Portfolio's performance.
                        Non-Diversification Risk:                       Non-Diversification Risk:
                        When the Benchmark Index becomes less           Substantially the same as for Maxim S&P 500
                        diversified, the Portfolio similarly            Index(R).
                        becomes less diversified. This means that a
                        greater percentage of the Portfolio's assets
                        may be invested in securities of a smaller
                        number of issuers. As a result, the Portfolio's
                        performance becomes more susceptible to any
                        single economic, political or regulatory
                        event affecting those issuers.
                        Concentration Risk:
                        When the Benchmark Index concentrates in an
                        industry or group of industries, the
                        Portfolio that tracks that index will
                        concentrate its investments to approximately
                        the same extent as the Benchmark Index.  This
                        means that a greater percentage of the          Concentration Risk:
                        Portfolio's assets may be invested in           Substantially the same as for Maxim S&P 500
                        securities of issuers within the same           Index(R).
                        industry or group of industries.  As a
                        result, the Portfolio's performance becomes
                        particularly sensitive to changes in the
                        value of securities in the industries or
                        group of industries in which it concentrates.
                        Possible Loss of Money:                         Possible Loss of Money:
                        When you sell your shares of the                Substantially the same as for Maxim S&P 500
                        Portfolio, they could be worth less than what   Index(R).
                        you paid for them.
                                                                        Additional Risks:
                                                                        Orchard Nasdaq-100 Index(R) invests in a relatively small
                                                                        grouping of securities listed on the Nasdaq Stock Market.
                                                                        Currently, the Fund invests heavily in technology stocks,
                                                                        or in the technology "sector." The risk that the value of
                                                                        an individual security, particular type of security or
                                                                        business sector can be more volatile than the market
                                                                        as a whole, or can perform differently than the market
                                                                        as a whole, is magnified if that particular security
                                                                        falls within the small groupin in which the Fund invests.
----------------------- ----------------------------------------------- ----------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------
Key Differences         The risks of investing in Maxim S&P 500 Index(R)and Orchard Nasdaq-100 Index(R)are
                        substantially similar.   The key difference is that they track different benchmark indexes.
                        Where Maxim S&P 500 Index(R)tracks an index composed of 500 large companies with an average market capitalization of $73.6 billion and that is generally acknowledged to represent the performance of publicly traded common stocks in the United States, Orchard Nasdaq-100 Index(R)
                        tracks the Nasdaq-100 Index(R), an index generally acknowledged as representing the performance of the large-cap technology sector of the entire stock market.  Although both
                        Portfolios generally track indexes that are composed of stocks of large-capitalization companies, Orchard Nasdaq-100 Index(R)may be more volatile due to its concentration of holdings in technology stocks in that in a technology downturn or upturn, Orchard Nasdaq-100
                        Index(R)would have steeper losses and higher returns, respectively, than Maxim S&P 500
                        Index(R).
----------------------- ----------------------------------------------------------------------------------------------

-------
        3 The Nasdaq-100 Index(R) is a widely-recognized, unmanaged, modified-market, value-weighted index representing the largest and most actively traded stock issues listed on the Nasdaq
        Stock Market. It is generally acknowledged that the Nasdaq-100
        Index(R) represents the performance of the large-cap technology sector of the entire stock market. Total returns for the
        Nasdaq-100 Index(R) assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in these stocks.
-------




Maxim Index 600 and Orchard Index 600

----------------------- ----------------------------------------------- ----------------------------------------------
                                       Maxim Index 600                                Orchard Index 600
----------------------- ----------------------------------------------- ----------------------------------------------
----------------------- ----------------------------------------------- ----------------------------------------------
Principal Risks         Index Risk:                                     Index Risk:
                        It is possible the Benchmark Index may          Substantially the same as for Maxim Index
                        perform unfavorably and/or underperform the     600.
                        market as a whole.  As a result, it is
                        possible that the Portfolio could have poor
                        investment results even if it is closely
                        tracking the return of the Benchmark Index
                        because the adverse performance of a
                        particular stock normally will not result in
                        eliminating the stock from the Portfolio.
                        The Portfolio will remain invested in common stocks even
                        when stock prices are generally falling. Ordinarily, the
                        Portfolio's securities will not be sold except to
                        reflect additions or deletions of the stocks that
                        comprise the Benchmark Index, or as may be necessary to
                        raise cash to pay Portfolio shareholders who sell
                        Portfolio shares.
                        Tracking Error Risk:
                        Several factors will affect the Portfolio's     Tracking Error Risk:
                        ability to track precisely the performance of   Substantially the same as for Maxim Index
                        its Benchmark Index.  For example, unlike the   600.
                        Benchmark Index, which is merely an unmanaged
                        group of securities, the Portfolio has
                        operating expenses, custody and other
                        expenses (for example, management fee and
                        accounting costs), and those expenses will
                        reduce the Portfolio's total return.  In
                        addition, the Portfolio may own less than all
                        of the securities of the Benchmark Index,
                        which may also cause a variance between the
                        performance of the Portfolio and its
                        Benchmark Index.
                        Stock Market Risk:
                        Stock markets are volatile and can decline
                        significantly in response to adverse issuer,    Stock Market Risk:
                        political, regulatory, market or economic       Substantially the same as for Maxim Index
                        developments in the U.S. and in other           600.
                        countries.  Market risk may affect a single
                        company, industry sector of the economy or
                        the market as a whole.
                        Issuer Risk:
                        The value of an individual security or
                        particular type of security can be more         Issuer Risk:
                        volatile than the market as a whole and can     Substantially the same as for Maxim Index
                        perform differently than the value of the       600.
                        market as a whole.
                        Derivative and ETF Risk:                        Derivative and ETF Risk:
                        When using futures contracts on market          Substantially the same as for Maxim Index
                        indexes, options on the futures contracts and   600.
                        ETFs (exchange traded funds), there is a
                        risk that the change in value of the securities
                        included on the Benchmark Index and the price of a
                        futures contract will not match. There is also a risk
                        that the Portfolio would be unable to sell a futures
                        contract when it wishes to due to possible illiquidity
                        of those instruments. Also, there is the risk that use
                        of these types of derivative techniques would cause the
                        Portfolio to lose more money than if it had actually
                        purchased the underlying securities. This is because
                        derivatives magnify gains and losses. Derivatives can be
                        highly sensitive to changes in their underlying
                        security, interest rate or index, and as a result can be
                        highly volatile. A small investment in certain
                        derivatives could have a potentially large impact on the
                        Portfolio's performance.
                        Non-Diversification Risk:                       Non-Diversification Risk:
                        When the Benchmark Index becomes less           Substantially the same as for Maxim Index
                        diversified, the Portfolio similarly becomes    600.
                        less diversified. This means that a greater
                        percentage of the Portfolio's assets may be
                        invested in securities of a smaller number of
                        issuers. As a result, the Portfolio's
                        performance becomes more susceptible to any single
                        economic, political or regulatory event affecting those
                        issuers.
                        Concentration Risk:                             Concentration Risk:
                        When the Benchmark Index concentrates in an     Substantially the same as for Maxim Index
                        industry or group of industries, the Portfolio  600.
                        that tracks thatindex will concentrate its
                        investments to approximately the same
                        extent as the Benchmark Index.  This
                        means that a greater percentage of the
                        Portfolio's assets may be invested in
                        securities of issuers within the same
                        industry or group of industries.  As a
                        result, the Portfolio's performance becomes
                        particularly sensitive to changes in the
                        value of securities in the industries or
                        group of industries in which it concentrates.
                        Possible Loss of Money:                         Possible Loss of Money:
                        When you sell your shares of the                Substantially the same as for Maxim Index
                        Portfolio, they could be worth less than what   600.
                        you paid for them.
                        Small Company Risk:                             Small Company Risk:
                        Maxim Index 600 invests in the stocks of        Substantially the same as for Maxim Index
                        small companies.  These stocks often involve    600.
                        more risk and volatility than those of larger
                        companies.  Because small companies are often
                        dependent on a small number of products and
                        have limited financial resources, they may be
                        severely affected by economic changes,
                        business cycles and adverse market
                        conditions.  In addition, there is generally
                        less publicly available information
                        concerning small companies upon which to base
                        an investment decision.  These risks may be
                        more acute for companies that have
                        experienced significant business problems.
                        Developing companies generally face intense competition
                        and have a higher rate of failure than larger companies.
----------------------- ----------------------------------------------- ----------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------
Key Differences         No key differences.
----------------------- ----------------------------------------------------------------------------------------------

----------
        4 The S&P 600 Index(R) is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted,
        meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks that make up the S&P 600 Index(R) are issued by small companies (companies with a market capitalization between approximately
        $31 million and $2.6 billion, with an average market capitalization of $813 million) and trade on the New York Stock Exchange,
        American Stock Exchange, or the Nasdaq Stock Market. The S&P 600 Index(R) is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market. The S&P 600 Index(R) is sponsored by Standard & Poor's(R), which is responsible for determining which stocks are represented on the index. Total returns for the S&P  600 Index(R) assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.
----------


Risk/Return Bar Charts and Tables

         The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Acquiring Portfolios by showing changes in the Acquiring Portfolios' performance from calendar year to calendar year, and comparing the Acquiring Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how an Acquiring Portfolio will perform in the future.

--------------------------------------------------------------------------------


                             MAXIM S&P 500 INDEX(R)

--------------------------------------------------------------------------------


         Commencement of operations for this Acquiring Portfolio was September 8, 2003. As a result, no annual total returns are yet available for this Acquiring Portfolio.


--------------------------------------------------------------------------------


                                 MAXIM INDEX 600

--------------------------------------------------------------------------------


                                  (BAR CHART)*

                                    MAXIM INDEX 600
                        ---------------------------------
         1994                           - 4.69%
         1995                            26.24%
         1996                            15.30%
         1997                            21.00%
         1998                           - 1.58%
         1999                            11.85%
         2000                            10.25%
         2001                             5.82%
         2002                           -15.23%

         During the period shown in the bar chart for Maxim Index 600, the highest return for a quarter was 20.46% (quarter ended December 2001) and the lowest return for a quarter was -20.47% (quarter ended September 1998).

---------------------------------------------- ----------- ----------- ----------------------
   Average Annual Total Returns (as of the       Past One   Past Five
   calendar year ended December 31, 2002)          Year       Years     Since Inception(1)
---------------------------------------------- ----------- ----------- ----------------------
 Maxim Index 600                                  -15.23%     1.71%             7.01%
 S&P 600 Index(2)                                -14.62%      2.44%             8.95%
---------------------------------------------- ----------- ----------- ----------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The inception date for Maxim Index 600 is December 1, 1993.

(2) The stocks that make up the S&P 600 Index trade on the NYSE, AMEX, or NASDAQ over-the-counter market. The S&P 600 Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.


Past Performance and Financial Highlights of the Acquiring Portfolios

         The past performance and Financial Highlights of the Maxim Index 600 are incorporated by reference herein to its Annual and Semi-Annual Reports to shareholders of for the fiscal year ended December 31, 2002, and the six-month period ending June 30, 2003, respectively. Past performance and Financial Highlights for Maxim S&P 500 Index(R) are not included because this Portfolio did not commence operations until September 8, 2003.


             ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES,
                  INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

Acquiring Portfolios

         The Acquiring Portfolios may be managed by a sub-adviser which manages other mutual funds having similar names and investment objectives. While the Acquiring Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

         Maxim S&P 500 Index(R) and Maxim Index 600.

         The Acquiring Portfolios will normally invest at least 80% of their assets in equity securities. Therefore, as an investor in the Acquiring Portfolios, the return on your investment will be based primarily on the risks and rewards of equity securities.

         Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

         As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks. The Acquiring Portfolios may invest in common stocks and other equity securities of companies comprising their benchmark index.

         Index Portfolios. The Acquiring Portfolios are Index Portfolios. This means they are not actively managed, but are designed to track the performance of specified benchmarks. The benchmark indexes are described below:

         The S&P 500(R) Composite Stock Price Index (the "S&P 500(R)") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500(R) trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500(R) broadly represents the performance of publicly traded common stocks in the United States.

         The S&P Small Cap 600 Stock Index(R) (the "S&P 600(R)") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600(R) is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

         The S&P 500(R) and S&P 600(R) are sponsored by Standard & Poor's which is responsible for determining which stocks are represented on the indices. Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "S&P 600(R)," "Standard & Poor's 500", "Standard & Poor's SmallCap 600 Index," "S&P SmallCap 600 Index," "S&P 500/BARRA Growth Index," "S&P 500/BARRA Value Index," and "S&P 400 MidCap Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GWL&A. Maxim Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in Maxim Series Fund.

         Neither of the Portfolios is endorsed, sold or promoted by any of the sponsors of the Benchmark Indices (the "Sponsors"), and no Sponsor is an affiliate or a sponsor of Maxim, the Acquiring Portfolios or MCM. The Sponsors are not responsible for and do not participate in the operation or management of any Acquiring Portfolio, nor do they guarantee the accuracy or completeness of their respective Benchmark Indices or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

         Total returns for the S&P 500(R) and S&P 600(R) assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

         Advantages of Index Portfolios. Index portfolios typically have the following characteristics:

o Variety of investments. Index portfolios generally invest in a wide variety of companies and industries.

o Relative performance consistency. Because they seek to track market benchmarks, index portfolios usually do not perform dramatically better or worse than their benchmarks.

o Low cost. Index portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

         Compared with actively managed portfolios, most index portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some index portfolios may pay out higher-than-expected taxable distributions. This is because index portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

         Temporary Investment Strategies.

         The Acquiring Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Acquiring Portfolio's sub-adviser. Each Acquiring Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Acquiring Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should an Acquiring Portfolio take this action, it may not achieve its investment objective.

         Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

         The U.S. Government guarantee of any such securities owned by any of the Acquiring Portfolios does not guarantee the net asset value of their shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

         Other Investment Practices.

         Derivatives. Each Acquiring Portfolio may use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions. Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.

         Other Risk Factors Associated with the Acquiring Portfolios. As mutual funds, the Acquiring Portfolios are subject to market risk. The value of an Acquiring Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Acquiring Portfolio.

         No Acquiring Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when considering the investment policies and risks of the Acquiring Portfolios.

         A complete listing of the Acquiring Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.

Acquired Funds

         The following is more detailed information about the types of securities in which each of the Acquired Funds may invest, strategies the Adviser may use to achieve each Acquired Fund's principal investment objectives, and a summary of the principal risks. A complete listing of each Acquired Fund's investment limitations and more detailed information about their investment practices are contained in Orchard's Statement of Additional Information. All percentage limitations relating to the Acquired Funds' investment strategies are applied at the time an Acquired Fund purchases a security.

         Orchard Index Funds.

         The Orchard Index Funds' Principal Investment Objectives. The Acquired Funds (the "Orchard Index Funds") are managed to achieve returns similar to their benchmark indexes. The Orchard Index Funds attempt to reproduce the returns of their respective benchmark indexes by owning the securities contained in each index in as close as possible a proportion of the portfolio as each stock's weight in the benchmark index.

         The Orchard Index Funds' Principal Investments and Investment Strategies. In order to achieve its principal investment objective, each Orchard Index Fund's principal investment strategy is to invest directly or indirectly in equity securities, such as common and preferred stocks, convertible stocks, and warrants, in as close a possible proportion as each equity security's weight in the benchmark index. Depending on the level of assets in the fund, each Orchard Index Fund may not hold all of the securities in its benchmark index. Instead, each Orchard Index Fund may hold a representative sample of securities included in its benchmark index. Additionally, in order to achieve its investment objective, each of the Orchard Index Funds may acquire the ownership proportional to the applicable Index Fund's benchmark index directly by purchasing all the stocks in the benchmark index and indirectly by owning futures contracts and options on such futures contracts on those securities and by purchasing exchange-traded index funds ("ETIFs") that also seek to track the performance of the same benchmark index.

         Derivative transactions are used to increase or decrease exposure to changing security prices and other factors that affect security values. Derivatives are financial instruments designed to achieve a certain economic result when an underlying index, interest rate, commodity, or other financial instrument moves in price. There are four basic types of derivative products: forward contracts, futures contracts, options, and swaps.

         Forward contracts commit the parties to a transaction at a time in the future at a price determined when the contract is initiated. Forward contracts are the predominant means of hedging against exposure to changing prices in commodities or currency. Futures contracts are similar to forwards but differ in that they 1) are traded through regulated exchanges, and 2) are marked to market daily.

         Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

         A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

         The purchase of ETIFs allows each Orchard Index Fund to effectively manage cash flows and reduce brokerage fees. ETIFs may be organized as unmanaged unit investment trusts or as managed funds. Shares of ETIFs are traded on national securities exchanges, and may be purchased at market prices similar to other exchange-traded stock. Normal brokerage commissions apply to such purchases. Shares of ETIFs may also be purchased and redeemed on a daily basis, in large blocks of shares, at net asset value per share. If an Orchard Index Fund invests in an ETIF, it would, in addition to its own expenses, indirectly bear its ratable share of the ETIF's expenses. Using ETIFs reduces brokerage costs by reducing the number of trades needed to accurately track a benchmark index. Additionally, where ETIFs track the same benchmark indexes as the Orchard Index Funds, fund managers can use them to manage cash while still achieving that Fund's investment objective.

         Derivative transactions and ETIFs carry certain risks, which are explained below in detail.

         Temporary Defensive Policies of the Orchard Index Funds. Each of the Orchard Index Funds may hold cash or cash equivalents and may invest in short-term, high-quality debt (money market) instruments as deemed appropriate by the Adviser in order to defend against any risk that may adversely affect that Orchard Index Fund's principal investment strategy or interfere with its ability to achieve its principal investment objective.

         Principal Risks of the Orchard Index Funds.

         Market Risk. Stocks are volatile and can decline in value significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy, or the market as a whole. Shares of the Orchard Index Funds are dependent upon the value of the underlying securities. Since the underlying securities are subject to market risk, at any given time, your shares of any of the Index Funds could be worth less than what you paid for them.

         Index Risk. It is possible the benchmark index may perform unfavorably and/or underperform the market as a whole. Therefore, it is possible that any one of the Orchard Index Funds could have poor investment results even if it is successful in tracking the return of the benchmark index.

         Additionally, several factors will affect an Orchard Index Fund's ability to track precisely the performance of its benchmark index. For example, unlike benchmark indexes, which are merely unmanaged groups of securities, each Orchard Index Fund has operating expenses and those expenses will reduce that Orchard Index Fund's total return. In addition, an Orchard Index Fund may own less than all the securities of a benchmark index, which also may cause a variance between the performance of the Orchard Index Fund and its benchmark index.

         Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors of the economy. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Securities or companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Orchard Index Funds may allocate relatively more assets to certain industry sectors than others, the Orchard Index Funds' performance may be more susceptible to any economic, business or other developments which affect those sectors emphasized by the Orchard Index Funds.

         Equity Securities Risk. Equity prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Equity securities of smaller companies are especially sensitive to these factors. The value of a company's stock may fall as a result of factors that directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions that affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or other economic fundamentals.

         Equity securities issued by small and unseasoned companies carry an additional risk. Companies that are small or unseasoned (less than 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

         Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause an Orchard Index Fund to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less publicly available information about small or unseasoned companies.

         As an investor in any of the Orchard Index Funds, the return on your investment will be based primarily on the risks and rewards of equity securities.

         Derivative and ETIF Risk. When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included in the index and the price of a futures contract will not match. There is also a risk that the Orchard Index Funds could be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk that the use of these types of derivative techniques could cause the Orchard Index Funds to lose more money than if the Orchard Index Funds had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

         Derivatives involve special risks. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with an Orchard Index Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of an Orchard Index Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. Furthermore, derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

         ETIFs carry with them the risk that they may never be able to replicate exactly the performance of the index it tracks because of the operation fees and expenses incurred by the ETIFs or because of temporary unavailability of certain index securities. ETIFs also have many of the same risks as investment in the stocks and other securities of the indexes that the ETIFs are designed to track. Additionally, the market price for an ETIF share on an exchange may differ from its net asset value due to the fact that the supply and demand in the market for such shares at any point in time may not be identical to the supply and demand in the market for the underlying index securities. There is also the risk that the ETIFs may fail to continue to meet the listing requirements of the applicable exchanges. The result of a delisting is the possible termination of the ETIF and the loss of a viable secondary market for its shares, both of which could significantly impact the value of a derivative held by an Orchard Index Fund.

                   INFORMATION ABOUT THE ACQUIRING PORTFOLIOS

General

         Maxim has filed this Prospectus/Proxy Statement with the SEC. Additional information about the Acquiring Portfolios is included in the Statement of Additional Information related to this Prospectus/Proxy Statement that has been filed with the SEC and which is incorporated herein by reference. Copies of the Statement of Additional Information related to this Prospectus/Proxy Statement may be obtained without charge by calling 1-800-537-2033 or by writing Secretary, Maxim Series Fund, Inc. at 8515 East Orchard Road, Greenwood Village, Colorado 80111. Maxim files reports, proxy materials and other information with the SEC. You can inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street N.W., Washington D. C. 20549 and at the SEC's Regional Office at 1801 California Street, Suite 1500, Denver CO 80202-2656. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, Washington D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's Web site at WWW.SEC.GOV.

Valuation of the Acquiring Portfolio Shares

         The transaction price for buying, selling, or exchanging Acquiring Portfolio shares is the net asset value of that Acquiring Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the NYSE every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that an Acquiring Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Acquiring Portfolio's assets may be affected on days when Maxim is not open for business. In addition, trading in some of an Acquiring Portfolio's assets may not occur on days when Maxim is open for business. Your share price will be the next net asset value calculated after Maxim receives your order in good form.

                  Net asset value for the Acquiring Portfolios is based on the market value of the securities in that Acquiring Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Maxim Board believes accurately reflects fair value. If an Acquiring Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when an Acquiring Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Maxim Board believes reflects fair value. This policy is intended to assure that an Acquiring Portfolio's net asset value fairly reflects security values as of the time of pricing.

         We determine net asset value by dividing net assets of the Acquiring Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Acquiring Portfolio's outstanding shares.

The Acquiring Portfolios' Investment Adviser

         MCM serves as investment adviser for the Acquiring Portfolios (and for other Portfolios of Maxim not involved in the Reorganization) and selects the Acquiring Portfolios' sub-advisers. MCM provides investment advisory, accounting and administrative services to Maxim. MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $9.7 billion as of December 22, 2003. MCM and its affiliates have been providing investment management services since 1969. MCM was organized as a Colorado limited liability company and is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

         MCM has received an exemptive order from the SEC that permits MCM, as discussed more fully below in "the Acquiring Portfolios' Sub-Advisers" section, subject to certain conditions, to enter into agreements relating to Maxim with sub-advisers approved by the Maxim Board without obtaining shareholder approval. The exemptive order also permits MCM, subject to the approval of the Maxim Board, but without shareholder approval, to employ new sub-advisers for new or existing Maxim Portfolios, and change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders will be notified of any sub-adviser changes.

For the fiscal year ended December 31, 2003, each Acquiring Portfolio paid MCM a fee equal to the following percentage of average daily net assets:

              Acquiring Portfolio                     Fee
Maxim S&P 500 Index(R)........................      0.60%*
Maxim Index 600...............................      0.60%

The aggregate fee paid to MCM for the fiscal year ended December 31, 2003 by Maxim Index 600 was $311,662.82 and by Maxim S&P 500 Index(R) was $767,443.27.

* The advisory fee for Maxim S&P 500 Index(R) is for the fiscal year ended December 31, 2003. The commencement of operations for this Portfolio was September 8, 2003.

The Acquiring Portfolios' Sub-Advisers

         Maxim operates under a manager-of-managers structure under an order issued by the SEC. The current order permits MCM to hire or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Maxim Board as to whether each sub-adviser's agreement should be renewed, terminated or modified.

         Maxim will furnish to shareholders of the applicable Maxim Portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. Maxim will meet this requirement by providing shareholders of the applicable Maxim Portfolios with an information statement. With respect to a newly retained sub-adviser, or a change in a sub-advisory agreement, this information statement will be provided to shareholders of the applicable Maxim Portfolios a maximum of ninety (90) days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

         MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, of Maxim or MCM other than by reason of serving as a sub-adviser to one or more Maxim Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Maxim Portfolio. Currently, there are no sub-advisers who are affiliated persons with MCM.

         For those Maxim Portfolios for which MCM has entered into an agreement with a sub-adviser, including Maxim S&P 500 Index(R) and Maxim Index 600, the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security.

         Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each sub-adviser for its services.

         Below is the sub-adviser with which MCM currently has agreements to provide sub-advisory services to the Acquiring Portfolios.

BNY Investment Advisors

         BNY Investment Advisors ("BNY") is the sub-adviser for Maxim S&P 500 Index(R) and for Maxim Index 600. BNY is a separately identifiable division of the Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). BNY's principal business address is One Wall Street, New York, New York 10286. BNY replaced Barclays Global Fund Advisors as sub-adviser to Maxim Index 600 effective April 1, 2003. For the fiscal year ended December 31, 2003, MCM paid to BNY $9,107.36 for the daily management of Maxim Index 600 and $25,533.02 for the daily management of Maxim S&P 500 Index(R). MCM also paid to Barclays Global Fund Advisors, the previous sub-adviser for Maxim Index 600, $1,830.90 in the fiscal year-ended December 31, 2003.

Federal Tax Considerations of Owning the Acquiring Portfolios

         Qualification of Maxim as a Regulated Investment Company.

         Maxim believes that each Acquiring Portfolio is a regulated investment company under Subchapter M of the Code. As a result of qualifying as a regulated investment company, each Acquiring Portfolio will not be subject to U.S. federal income tax on its "net investment income" and "net capital gain" (as those terms are defined in the Code) that it distributes to its shareholders in each taxable year provided that it distributes to all its shareholders at least 90% of its net investment income for such taxable year. Each Acquiring Portfolio is subject to a non-deductible 4 percent excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Acquiring Portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

         If an Acquiring Portfolio failed to qualify as a regulated investment company, the Acquiring Portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, a separate account investing in such Acquiring Portfolio would be treated as owning the shares of such Acquiring Portfolio (rather than a proportionate share of the assets of such Acquiring Portfolio) for purposes of the diversification requirements under Subchapter L of the Code. As a result, owners of contracts based on such Acquiring Portfolio might be taxed currently on the investment earnings under their contracts.

         Diversification Requirements Applicable to Insurance Company Separate Accounts.

         Because Maxim complies with the ownership restrictions of the Internal Revenue Service diversification regulations (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any Acquiring Portfolio in which it invests, provided the Acquiring Portfolio qualified as a regulated investment company. Each Acquiring Portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code.

         If an Acquiring Portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on that Acquiring Portfolio might also be taxed on the investment earnings under their contracts. Maxim and its Adviser and sub-adviser intend that the Acquiring Portfolios will comply with the rules regarding registered investment companies and asset diversification under Subchapter L of the Code as they currently exist or as they may be modified from time to time.

         Tax Implications for Contract Owners.

         For information regarding the tax implications for the purchaser of a variable contract who allocates investments to an Acquiring Portfolio of Maxim, please refer to the prospectus for the contract.

         The foregoing is a general summary of the applicable provisions of the Code and Treasury Regulations, which are subject to change, possibly with retroactive effect. Contract holders should consult with their legal or tax advisers for further information.

                      INFORMATION ABOUT THE ACQUIRED FUNDS

         The current Prospectus, Statement of Additional Information, and Annual Report for the Acquired Funds are incorporated herein by reference and the current Annual Report for the Acquired Funds are enclosed with this Prospectus/Proxy Statement. A copy of the current Prospectus and Statement of Additional Information for the Acquired Funds may be obtained without charge by writing to Orchard at its address noted above or by calling (303) 737-3000.

         Additional information about the Acquired Funds is included in the Statement of Additional Information related to this Prospectus/Proxy Statement that has been filed with the SEC and which is incorporated herein by reference. Copies of the Statement of Additional Information related to this Prospectus/Proxy Statement may be obtained without charge by calling 1-800-537-2033. The Acquired Funds are subject to the requirements of the 1940 Act and, in accordance with such requirements, Orchard files reports, proxy materials and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Office at 1801 California Street, Suite 1500, Denver CO 80202-2656. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 and are also available on the Commission's web site at HTTP://WWW.SEC.GOV.


                                OTHER INFORMATION

Pricing, Purchases, Redemptions, Distributions and Exchanges

         Pricing. For the Acquiring Portfolios and Acquired Funds, the transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value (market value) of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when Maxim is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when Maxim is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

         Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Maxim Board and/or Orchard Board believe accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

         Maxim and Orchard determine net asset value by dividing net assets of a Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of that Portfolio's outstanding shares.

         Purchases and Redemptions. Shares of both the Acquiring Portfolios and Acquired Funds are offered and sold only to qualified retirement plans and insurance company separate accounts to act as underlying funds to Contracts, and in the case of the Acquiring Portfolios, also to variable life insurance policies. Thus, you must participate in a qualified retirement plan or own a Contract that makes the Portfolios available for investment.

         Shares are sold at net asset value and are redeemed at net asset value. Variable contract owners or qualified plan participants will not deal directly with Maxim or Orchard regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable contract owners. Similarly, qualified plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified plan participants cannot contact Maxim or Orchard directly to purchase or redeem shares of the Portfolio but may invest in or redeem shares of the Portfolio only through their qualified plan. Participants should contact their qualified plan sponsor or administrator for information concerning the appropriate procedure for investing in or redeeming shares of the Acquired Funds and Acquiring Portfolios. Individuals may not purchase or redeem these shares directly from those Portfolios.

         Distributions. Both the Acquiring Portfolios and Acquired Funds earn dividends, interest and other income from their investments and distribute this income (less expenses) to shareholders as dividends. Both the Acquiring Portfolios and Acquired Funds also realize capital gains from their investments and distribute these gains (less any losses) to shareholders as capital gains distributions.

         Maxim S&P 500 Index(R), Orchard S&P 500 Index(R) and Orchard DJIASM Index ordinarily distribute dividends semi-annually and generally distribute capital gains, if any, at least once annually. Maxim Index 600, Orchard Index 600 and Orchard Nasdaq-100 Index(R) ordinarily distribute dividends semi-annually and generally distribute capital gains, if any, at least annually. These distributions can be received either in cash or reinvested in additional shares of the Acquired Fund at the net asset value in effect on the reinvestment date. Unless a holder of Orchard shares elects by writing to Orchard to receive distributions in cash, such distributions will be automatically reinvested. The manner in which distributions are received may be changed at any time by writing to Orchard.

         Exchanges. An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. For the Acquired Funds and Acquiring Portfolios for shares held outside of Contracts, there are no sales charges or distribution fees for an exchange. The exchange will occur at the net asset value next calculated for the two Portfolios after the exchange request is received in proper form.

         Contract owners may exchange units of sub-accounts that invest in one Portfolio for units of sub-accounts that invest in other Portfolios offered under the Contracts through a transfer between investment options available under the Contracts, subject to the terms and any specific limitations on the exchange (or transfer) privilege described in the Contract prospectus.


                               VOTING INFORMATION

The Meeting

         The Meeting will be held at 10:00 a.m., Mountain Time, on March 29, 2004, at the offices of Orchard, 8515 E. Orchard Road, Greenwood Village, CO, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plan, pursuant to which four funds of Orchard will be merged into two portfolios of Maxim, as well as any other business that may properly come before the Meeting. Only shareholders of the Acquired Funds are entitled to vote on this matter, and approval or disapproval of each acquisition contemplated by the Plan will be done separately for those four Acquired Funds, as follows:

o Proposal 1: Shareholders of Orchard DJIASM Index will vote to approve or disapprove its merger into Maxim S&P 500 Index(R);

o Proposal 2: Shareholders of Orchard S&P 500 Index(R)will vote to approve or disapprove its merger into Maxim S&P 500 Index(R);

o Proposal 3: Shareholders of Orchard Nasdaq-100 Index(R)will vote to approve or disapprove its merger into Maxim S&P 500 Index(R); and

o Proposal 4: Shareholders of Orchard Index 600 will vote to approve or disapprove its merger into Maxim Index 600.

A copy of the Plan is attached hereto as Exhibit A of this Prospectus/Proxy Statement.

         The Orchard Board fixed the close of business on December 31, 2003, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. All shares of the Acquired Funds held by an insurance company, whether as reserves for its obligations to variable annuity contract owners or otherwise, will be voted in proportion to the voting instructions received by that insurance company from its contract owners. The number of shares for which a contract owner is entitled to provide voting instructions will be determined by dividing his or her contract value allocated to the Acquired Fund on the Record Date by the share value of that Acquired Fund on the Record Date.

         You may revoke your voting instructions at any time before they are exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to Secretary, Orchard Series Fund, 8515 E. Orchard Road, Greenwood Village, Colorado 80111, at any time before the proxy is exercised, or by voting in person at the Meeting. If you do not expect to attend the Meeting in person, please date, fill in, sign and return promptly the enclosed voting instruction card in the enclosed envelope, which needs no postage if mailed in the United States.

 If a Voting Instruction Card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of each of the proposals for which the Shareholder is entitled to provide voting instructions.

         If the necessary quorum to transact business or the vote required to approve or disapprove a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments at the Meeting, in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such an adjournment with respect to those voting instructions which have been voted in favor of the proposals and will vote against such an adjournment those voting instructions which have been voted against the proposal.

Proxy and Voting Instruction Solicitations

         The Orchard Board is soliciting proxies from shareholders of the Acquired Funds. GWL&A and its affiliates are the shareholders of record and are soliciting voting instructions from their Contract owners as to how to vote at the Meeting. Proxy and voting instruction solicitations will be done by mail. If additional solicitation should be necessary, the Life Companies may retain an outside firm for that purpose or may use certain of their employees for that purpose.

Required Vote

            Approval of each Acquisition requires the affirmative vote of "a majority of the outstanding voting securities" of each Acquired Fund, as defined under the 1940 Act. For that purpose, a vote of the holders of a "majority of the outstanding voting securities" of the Acquired Fund means the lesser of (1) the vote of 67% or more of the shares of the Acquired Fund represented at the Meeting at which the holders of more than 50% or more of the outstanding shares of the Acquired Fund are present or represented by proxy, or (2) the vote of the holders of more than 50% of the outstanding shares of the Acquired Fund.

Outstanding Shares and Principal Shareholders

         The Life Companies will vote on the Reorganization as instructed by their Contract owners. As of December 31, 2003, the Trustees and officers of Orchard, as a group, owned less than 1% of the outstanding shares of any of the Acquired Funds.

         The name, address and percentage of ownership of shareholders that owned of record 5% or more of each Acquired Fund on December 31, 2003, their percentage ownership of each Acquired Fund and the total number of shares of each Acquired Fund outstanding on December 31, 2003 are as follows:

--------------------------- ------------------------- ------------------------------------------- --------------------
      Acquired Fund          Total Number of Shares        Name & Address of Acquired Fund           Percentage of
                                of Acquired Fund       Shareholders with at least 5% Ownership       Acquired Fund
                            Outstanding at December              at December 31, 2003              Shares Held as of
                                    31, 2003                                                       December 31, 2003
--------------------------- ------------------------- ------------------------------------------- --------------------
Orchard DJIASM Index        185,319                   Great-West Life & Annuity Insurance         57.23%
                                                      Company, 8515 East Orchard Road,
                                                      Greenwood Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------
                                                      Kenneth Leonard, 5835 Fairview Place,       5.77%
                                                      Agoura Hills, CA 91301
--------------------------- ------------------------- ------------------------------------------- --------------------

--------------------------- ------------------------- ------------------------------------------- --------------------
Orchard S&P 500 Index(R)    515,907                   Salina Regional Health Center, 400 South    5.91%
                                                      Santa Fe Street, Salina, KS 67402
--------------------------- ------------------------- ------------------------------------------- --------------------
                                                      Great-West Life & Annuity Insurance         9.95%
                                                      Company 8515 East Orchard Road, Greenwood
                                                      Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------

--------------------------- ------------------------- ------------------------------------------- --------------------
Orchard Index 600           192,433                   Great-West Life & Annuity Insurance         7.54%
                                                      Company 8515 East Orchard Road, Greenwood
                                                      Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------

         The name, address and percentage of ownership of shareholders that owned of record 5% or more of each Acquiring Portfolio on December 31, 2003, their percentage ownership of each Acquiring Portfolio and the total number of shares of each Acquiring Portfolio outstanding on December 31, 2003 are as follows:

--------------------------- ------------------------- ------------------------------------------- --------------------
   Acquiring Portfolio       Total Number of Shares     Name & Address of Acquiring Portfolio        Percentage of
                             of Acquiring Portfolio    Shareholders with at least 5% Ownership         Acquiring
                            Outstanding at December              at December 31, 2003              Portfolio Shares
                                    31, 2003                                                          Held as of
                                                                                                   December 31, 2003
--------------------------- ------------------------- ------------------------------------------- --------------------
Maxim S&P 500 Index(R)      56,801,938                FutureFunds II Series Account of            76.94%
                                                      Great-West Life & Annuity Insurance
                                                      Company, 8515 East Orchard Road,
                                                      Greenwood Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------
                                                      TNE Series(k) Account, 8515 East Orchard    10.17%
                                                      Road, Greenwood Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------


--------------------------- ------------------------- ------------------------------------------- --------------------
Maxim Index 600             15,185,842                FutureFunds I Series Account of             14.02%
                                                      Great-West Life & Annuity Insurance
                                                      Company, 8515 East Orchard Road,
                                                      Greenwood Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------
                                                      FutureFunds II Series Account of            74.86%
                                                      Great-West Life & Annuity Insurance
                                                      Company, 8515 East Orchard Road,
                                                      Greenwood Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------
                                                      TNE Series(k) Account, 8515 East Orchard    8.13%
                                                      Road, Greenwood Village, CO 80111
--------------------------- ------------------------- ------------------------------------------- --------------------

Shareholder Rights and Securities to be Issued

         Because Maxim is organized as a Maryland corporation and Orchard is organized as a Delaware business trust, some differences between the rights of shareholders of Maxim and Orchard do exist. The material differences are as follows:

o Quorum. For Maxim shareholder meetings, or shareholder meetings for an individual Maxim portfolio, the holders of a majority* of the shares of outstanding stock of Maxim or the particular Maxim portfolio entitled to vote at the meeting constitutes a quorum. If no quorum is present, the majority of shares present in person or by proxy at the Maxim shareholder meeting may adjourn the meeting. For Orchard shareholder meetings, or shareholder meetings for a particular Orchard fund, one-third of shares entitled to vote, or one-third of the aggregate number of shares of that particular Orchard fund, constitutes a quorum. Any lesser number is sufficient for adjournments.

o Electing Board Members. A majority of Maxim shares entitled to vote that are cast at a shareholder meeting is required to elect a Maxim Board director. A plurality of the Orchard shares entitled to vote at a meeting of shareholders is required to elect an Orchard Board trustee.

o Removing Board Members. A majority of Maxim shares entitled to vote that are cast at a shareholder meeting is required to remove a Board member. An Orchard Board trustee may be removed at a shareholder meeting by a vote of Orchard shareholders owning at least two-thirds of the outstanding shares.

         The shares of the Acquiring Portfolios to be issued in the Reorganization will be shares of Maxim S&P 500 Index(R) and Maxim Index 600.

         * For both Maxim and Orchard, "majority" has the same meaning as the term "vote of a majority of the outstanding voting securities" under the 1940 Act, so that if any action is required to be taken by the vote of a majority of the outstanding shares of all the stock or of any class/individual series of stock, then such action shall be taken if approved by the lesser of (i) 67% or more of the shares present at a meeting in person or represented by proxy, at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

                                    EXHIBIT A

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION


                  Acquisition of All of the Portfolio Series of
                               ORCHARD SERIES FUND
                                       By
                               Portfolio Series of
                             MAXIM SERIES FUND, INC.


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this _____ day of December, 2003, by and between:
         (i) Maxim Series Fund, Inc., a corporation organized under the laws of the State of Maryland ("Maxim"), with its principal place of business at 8515 E. Orchard Road, Greenwood Village, Colorado 80111, on behalf of its Maxim S&P 500 Index(R) Portfolio, and Maxim Index 600 Portfolio (each an "Acquiring Portfolio" and, together, the "Acquiring Portfolios"); and

         (ii) Orchard Series Fund, a statutory trust organized under the laws of the State of Delaware ("Orchard" or the "Trust"), with its principal place of business at 8515 E. Orchard Road, Greenwood Village, Colorado 80111, on behalf of its Orchard S&P 500 Index(R) Fund, Orchard DJIASM Index Fund, Orchard Index 600 Fund, and Orchard Nasdaq-100 Index(R) Fund (each an "Acquired Fund" and, together, the "Acquired Funds").


                             PLAN OF REORGANIZATION
         The reorganization described in this Plan will take place at a closing (the "Closing") on a date determined under Section 4 of the Plan (the "Closing Date") and will consist of:
         (i) the acquisition by:
                  (A) Maxim S&P 500 Index(R) Portfolio of substantially all of the property, assets and goodwill of Orchard S&P 500 Index(R) Fund;
                  (B) Maxim S&P 500 Index(R) Portfolio of substantially all of the property, assets and goodwill of Orchard DJIASM Index Fund;
                  (C) Maxim S&P 500 Index(R) Portfolio of substantially all of the property, assets and goodwill of Orchard Nasdaq-100 Index(R) Fund; and
                  (D) Maxim Index 600 Portfolio of substantially all of the property, assets and goodwill of Orchard Index 600 Fund; and, in each case in exchange for shares of capital stock, par value $0.10 per share, of the Acquiring Portfolio; (ii) the distribution to the shareholders of each Acquired Fund of such shares of the Acquiring
Portfolioin exchange for and in redemption of such shareholders' shares in the
         Acquired Fund; and (iii) the termination of each Acquired Fund (and thereafter the Trust) as soon as practicable after the Closing, all upon and subject to the terms and conditions of this Plan hereinafter set forth (the "Reorganization").

1. Declaration and Payment of Dividends by Acquired Funds.

         Immediately prior to the close of business on the Closing Date, each Acquired Fund shall calculate, declare and pay ordinary and capital gain dividends on its shares in amounts sufficient to distribute all of its investment company taxable income and all capital gains. Such dividends shall automatically be reinvested in additional shares of such Acquired Fund.
2. Transfer of Assets, Assumption of Liabilities, and Termination of Acquired Funds.

(a) Subject to the terms and conditions of this Plan, each Acquired Fund shall convey, transfer and deliver to the corresponding Acquiring Portfolio at the Closing all of such Acquired Fund's then existing assets (including, without limitation, all portfolio securities and instruments, dividends and interest receivable, cash, goodwill, contractual rights of the Acquired Fund or Orchard in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption, and encumbrances and restrictions on transfer arising under the Securities Act of 1933, as amended), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to:

(i) discharge its unpaid liabilities on its books at the Closing Date; and

(ii) pay such contingent liabilities as the Treasurer of Orchard shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Fund's books in accordance with generally accepted accounting principles;

such existing assets, net of the reserves described in (i) and (ii), hereinafter referred to as the Acquired Fund's "Net Assets." Notwithstanding the foregoing, the Acquiring Portfolios shall also assume any other liabilities incurred by or on behalf of the Acquired Funds.

(b) Subject to the terms and conditions of this Plan, each Acquiring Portfolio shall at the Closing deliver to the corresponding Acquired Fund the number of its shares (including any fractional share rounded to the nearest one-thousandth of a share) determined by dividing the net asset value per share of the shares of such Acquired Fund by the net asset value per share of the Acquiring Portfolio's shares, and multiplying the result thereof by the number of outstanding shares of the Acquired Fund, as of the close of trading on the New York Stock Exchange on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 3 hereof.

(c) Immediately following the Closing, or as soon thereafter as is conveniently practicable, each Acquired Fund shall distribute to each of its shareholders of record as of the close of business on the Closing Date that number of shares of the corresponding Acquiring Portfolio (including any fractional share rounded to the nearest one-thousandth of a share) as shall have an aggregate value equal to the aggregate value of the shares of the Acquired Fund which were owned by such shareholder immediately prior to the Closing, in exchange for and in cancellation of such shareholder's shares of the Acquired Fund, such values to be determined in the manner and as of the time set forth in Section 3 hereof. Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Portfolio in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date, and all issued and outstanding shares of the Acquired Fund simultaneously shall be cancelled on the books of the Acquired Fund.

(d) Following the completion of the distributions described in the preceding sub-paragraph, each Acquired Fund shall be terminated. The business and affairs of the Trust shall be wound up and the Trust shall thereafter be terminated, subject to and upon the termination of each of the Acquired Funds.

3. Valuation.

(a) The value of each Acquired Fund's Net Assets to be acquired by the corresponding Acquiring Portfolio hereunder shall be computed as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in such Acquired Fund's currently effective prospectus and statement of additional information.

(b) The net asset value of a share of beneficial interest in each Acquired Fund shall be determined to the nearest full cent as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in such Acquired Fund's currently effective prospectus.

(c) The net asset value of a share of each Acquiring Portfolio's shares shall be determined to the nearest full cent as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in such Acquiring Portfolio's currently effective prospectus.

4. Closing and Closing Date.

         The Closing Date shall be April 23, 2004, or such later date as may be determined by mutual agreement of the officers of Maxim and Orchard. The Closing shall take place at the principal office of Maxim, or at such other place as the officers of Maxim shall designate, at the close of trading on the New York Stock Exchange on the Closing Date.
5. Representations and Warranties by Maxim on behalf of the Acquiring
Portfolios.

         Maxim makes the following representations and warranties with respect to each Acquiring Portfolio: (a) The Acquiring Portfolio is a series of Maxim, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with the power to own all of its properties and assets and to carry on the Acquiring Portfolio's business as it is now being conducted. Maxim is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Acquiring Portfolio's shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to an exemption under the 1933 Act for private offerings, for the purpose of raising the required initial capital.

(b) The authorized shares of the Acquiring Portfolio consist of 200,000,000 shares of capital stock, par value $0.10 per share, in the case of the Maxim S&P 500 Index(R) Portfolio, or 100,000,000 shares of capital stock, par value $0.10 per share, in the case of the Maxim Index 600 Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid and non-assessable. The shares of the Acquiring Portfolio to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization validly issued, fully paid and non-assessable.

(c) With respect to the Maxim Index 600 Portfolio, and not the Maxim S&P 500 Index(R) Portfolio, which began operations on September 8, 2003, the financial statements appearing in Maxim's Annual Report to Shareholders for the fiscal year ended December 31, 2002, audited by Deloitte & Touche LLP, and the Semiannual Report to Shareholders for the six month period ended June 30, 2003 and the unaudited financial statements for the Maxim S&P 500 Index(R) for the period ended December 31, 2003, fairly present the financial position of the Acquiring Portfolio as of such dates, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis, and since December 31, 2002 and December 31, 2003, respectively, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Orchard. For purposes of this subsection (c), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of the Acquiring Portfolio's liabilities, or the redemption of Acquiring Portfolio's shares by the Acquiring Portfolio's shareholders shall not constitute a material adverse change.

(d) The books and records of the Acquiring Portfolio accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Portfolio.

(e) Maxim has the necessary power and authority to conduct the Acquiring Portfolio's business as such business is now being conducted.

(f) The Acquiring Portfolio's portfolio is and has been invested in material compliance with the investment objectives, policies and limitations disclosed in its prospectus, and the Acquiring Portfolio has conducted its business in material compliance with the policies and practices disclosed in its prospectus and the requirements of the 1940 Act.

(g) Maxim, on behalf of the Acquiring Portfolio, is not a party to or obligated under any provision of its Articles of Incorporation or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(h) In the case of the Maxim S&P 500 Index(R) Portfolio, Maxim has elected to treat the Acquiring Portfolio as a regulated investment company ("RIC") for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Portfolio has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date; or in the case of the Maxim Index 600 Portfolio, Maxim will elect to treat the Acquiring Portfolio as a RIC for federal income tax purposes under Subchapter M of the Code, and the Acquiring Portfolio has qualified as a RIC since its inception and will qualify as a RIC as of the Closing Date.

(i) As of the end of the most recent calendar quarter prior to the date of the Plan, and each prior calendar quarter since its inception, the Acquiring Portfolio was in compliance with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment or life insurance contracts and any amendments or other modifications to such Section or Regulation.

(j) At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and its other assets, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(k) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolio.

(l) The Acquiring Portfolio's federal and other tax returns and reports required by law to be filed on or before the Closing Date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(m) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolio.

(n) The execution, delivery and performance of this Plan have been duly authorized by all necessary action of Maxim's Board of Directors, which Board, including a majority of the Directors who are not "interested persons," as such term is defined in the 1940 Act ("Independent Directors"), of the Acquiring Portfolios, has made the findings described in Rule 17a-8 under the 1940 Act, and this Plan constitutes a valid and binding obligation of Maxim enforceable in accordance with its terms.
(o) A majority of the Directors of Maxim are Independent Directors who select and nominate other Independent Directors. Any person who acts as legal counsel for the Independent Directors is an independent legal counsel.

6. Representations and Warranties by Orchard on behalf of the Acquired Funds.

         Orchard makes the following representations and warranties with respect to each Acquired Fund:

(a) The Acquired Fund is a series of Orchard, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power to own all of its properties and assets and to carry on the Acquired Fund's business as it is now being conducted. Orchard is duly registered under the 1940 Act as an open-end, management investment company and all of Acquired Fund's shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to an exemption under the 1933 Act for private offerings, for the purpose of raising the required initial capital.

(b) Orchard is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, having no par value. All outstanding shares of the Acquired Fund have been duly authorized and are validly issued, fully paid and non-assessable.

(c) The financial statements appearing in Orchard's Annual Report to Shareholders for the fiscal year ended October 31, 2003, audited by Deloitte & Touche LLP, fairly present the financial position of the Acquired Fund as of such date, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis, and since October 31, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Maxim. For purposes of this subsection (c), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of the Acquired Fund's liabilities, or the redemption of Acquired Fund shares by the Acquired Fund's shareholders shall not constitute a material adverse change.

(d) The books and records of the Acquired Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquired Fund.

(e) Orchard has the necessary power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(f) The Acquired Fund's portfolio is and has been invested in material compliance with the investment objectives, policies and limitations disclosed in its prospectus, and the Acquired Fund has conducted its business in material compliance with the policies and practices disclosed in its prospectus and the requirements of the 1940 Act.

(g) Orchard, on behalf of the Acquired Fund, is not a party to or obligated under any provision of its Declaration of Trust or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by Orchard's execution of or performance under this Plan.

(h) Orchard has elected to treat the Acquired Fund as a RIC for federal income tax purposes under Subchapter M of the Code, and the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

(i) As of the end of the most recent calendar quarter prior to the date of the Plan, and each prior calendar quarter since its inception, the Acquired Fund was in compliance with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment or life insurance contracts and any amendments or other modifications to such Section or Regulation.

(j) At the Closing, the Acquired Fund will have good and marketable title to all of the securities and other assets constituting its Net Assets, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(k) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquired Fund.

(l) The Acquired Fund will not acquire Acquiring Portfolio shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders as contemplated herein.

(m) The Acquired Fund's federal and other tax returns and reports required by law to be filed on or before the Closing Date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes. The Acquired Fund shall file its federal and other tax returns due for the fiscal period ending on the Closing Date as soon as reasonably practicable following the Closing, and adequate liability reserves shall have been provided for the payment of all federal or other taxes expected to be shown as due on said returns.

(n) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquired Fund.

(o) The execution, delivery and performance of this Plan have been duly authorized by all necessary action of Orchard's Board of Trustees, which Board, including a majority of the Trustees who are not "interested persons," as such term is defined in the 1940 Act ("Independent Trustees"), of the Acquired Funds, has made the findings described in Rule 17a-8 under the 1940 Act, and this Plan constitutes a valid and binding obligation of Orchard enforceable in accordance with its terms.

(p) A majority of the Trustees of Orchard are Independent Trustees who select and nominate other Independent Trustees. Any person who acts as legal counsel for the Independent Trustees is an independent legal counsel.

7. Additional Covenants of the Parties.

(a) Concurrently with approval and adoption of this Plan by the Board of Trustees of Orchard, that Board of Trustees shall establish, in accordance with the requirements of Orchard's Declaration of Trust and Bylaws, a date for a meeting of the shareholders of each Acquired Fund to consider and vote upon this Plan (the "Meeting"), and a record date for determination of the shareholders of record of each Acquired Fund who shall be entitled to attend and vote at the Meeting (the "Record Date"), and shall cause to be furnished to Maxim a notice of the Meeting, in form and substance reasonably acceptable to Maxim. The Board of Trustees of Orchard further shall indicate its approval and adoption of this Plan, and in such notice of the Meeting, its recommendation that shareholders of the Acquired Funds vote to approve the Plan at the Meeting.

(b) (i) As soon as reasonably practicable following adoption and approval of this Plan by both the Board of Directors of Maxim and the Board of Trustees of Orchard, Maxim shall cause to be filed with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the shares of the Acquiring Portfolios issuable hereunder upon consummation of the Plan (the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.

(ii) Maxim, on behalf of the Acquiring Portfolios, represents and warrants (1) that at the time it becomes effective, the Registration Statement will comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder, and will not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances in which made, not misleading, unless such statement or omission shall be based upon information provided by or at the direction of Orchard for inclusion therein; (2) that, at the date of the mailing to Orchard shareholders, the date of the Meeting, and at the Closing Date, the prospectus and statement of additional information of the Acquiring Portfolios included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made therein, in the light of the circumstances in which made, not misleading; and (3) the pro forma financial statements of the Maxim S&P 500 Index(R) Portfolio included in the Registration Statement will fairly present the financial position of the Maxim S&P 500 Index(R) Portfolio as of the dates shown, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis, and since the date of those financial statements, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Orchard. For purposes of clause (3) of this subsection 7(b)(ii), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of the Acquiring Portfolio's liabilities, or the redemption of Acquiring Portfolio's shares by the Acquiring Portfolio's shareholders shall not constitute a material adverse change.

(c) Orchard shall cause to be furnished to Maxim a list of the shareholders of record of each Acquired Fund as of the Record Date as soon as reasonably practicable following the Record Date. Maxim shall cause to be furnished to each shareholder of record of the Acquired Fund entitled to vote at the Meeting, and shall request that shareholders of record mail or otherwise distribute to each owner of a contract of variable insurance ("Contract Owner") entitled to instruct such shareholder of record with respect to the voting of shares of the Acquired Fund at such Meeting, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(d) At least five (5) business days prior to the Closing Date, each Acquired Fund will provide Maxim, for the benefit of each corresponding Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. Each Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Closing Date but will not, without the prior approval of the Maxim, on behalf of the corresponding Acquiring Portfolio, respectively, acquire any additional securities other than securities which the corresponding Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that any Acquired Fund holds any investments that its corresponding Acquiring Portfolio would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Closing Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition.

8. Conditions Precedent to Closing.

         The consummation of this Plan hereunder shall be subject to the following conditions, to be satisfied prior to or at the Closing: (a) That:

(i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date;

(ii) the performance of all obligations required by this Plan to be performed by Orchard, on behalf of the Acquired Funds, and by Maxim on behalf of the Acquiring Portfolios, respectively, shall occur prior to the Closing; and

(iii) each of Orchard and Maxim shall execute and deliver at the Closing a certificate signed by a duly authorized officer thereof to the foregoing effect.

(b) The SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.

(c) No other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of any Acquired Fund or Acquiring Portfolio or would prohibit the transactions contemplated hereby.

(d) This Plan shall have been approved by a vote of a "majority of the outstanding voting securities," as such term is defined in Section 2(a)(42) of the 1940 Act, of each Acquired Fund at the Meeting or any adjournment thereof; provided, however, that if this Plan shall be so approved as to some, but not all, Acquired Funds, then at the election of Maxim, this Plan may be consummated as to those Acquired Funds as to which this Plan has been so approved.

(e) Orchard shall create and deliver at Closing a statement of assets and liabilities of each Acquired Fund as of the close of trading on the New York Stock Exchange on the Closing Date for the purpose of determining the number of Acquiring Portfolio shares to be issued pursuant to Section 2 of this Plan, which statement will accurately reflect the Acquired Fund's Net Assets as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f) Maxim shall create and deliver at Closing a statement of assets and liabilities of each Acquiring Portfolio as of the close of trading on the New York Stock Exchange on the Closing Date for the purpose of determining the number of Acquiring Portfolio shares to be issued pursuant to Section 2 of this Plan, which statement shall accurately reflect the Acquiring Portfolio's net assets and outstanding shares of capital stock as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(g) Orchard, on behalf of each Acquired Fund, shall have provided for delivery as of the Closing those Net Assets of each Acquired Fund to be transferred to the account of the corresponding Acquiring Portfolio at Maxim's custodian, The Bank of New York (the "Acquiring Portfolio Custodian"), One Wall Street, New York, New York 10286, as follows:

(i) Portfolio securities that are not held in book entry form in the name of the Acquired Fund's custodian, as record holder for the Acquired Fund, shall be presented by the Acquired Fund to the Acquiring Portfolio Custodian for examination no later than three business days preceding the Closing Date and, at the Closing, shall be delivered by the Acquired Fund to the Acquiring Portfolio Custodian for the account of the Acquiring Portfolio, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customary practice of brokers, and shall be accompanied by all necessary securities transfer stamps; and

(ii) Portfolio securities held of record by the Acquired Fund's custodian in book entry form shall be delivered to the Acquiring Portfolio by the Acquired Fund's custodian by recording the transfer of beneficial ownership thereof on its records.

         The Acquiring Portfolio Custodian shall present at the Closing its written receipt for the portfolio securities of each Acquired Fund.

(h) Orchard, on behalf of each Acquired Fund, shall have prepared and deliver at the Closing a list of names and addresses of the shareholders of record of its shares and the number of shares of beneficial interest of each Acquired Fund owned by each such shareholder, all as of the close of trading on the New York Stock Exchange on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief.

(i) Maxim, on behalf of each Acquiring Portfolio, shall have prepared satisfactory evidence that each Acquiring Portfolio's shares to be issued at the Closing have been registered in an account on the books of the Acquiring Portfolio in such manner as the officers of Orchard on behalf of each Acquired Fund reasonably shall deem appropriate.

(j) Maxim and Orchard shall have received the opinion of Jorden Burt LLP, dated on or before the Closing Date, addressed to and in form and substance satisfactory to them, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to each Acquired Fund and its corresponding Acquiring Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Jorden Burt LLP may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the prospectuses and statements of additional information of Maxim and Orchard, and upon such other written representations as the President or Treasurer of Maxim or Orchard will have verified as of the Closing Date. The Tax Opinion will be to the effect that, based on the facts and assumptions therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Fund and its corresponding Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Acquired Funds or the corresponding Acquiring Portfolios upon the transfer of all of the assets and liabilities, if any, of each Acquired Fund to its corresponding Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of shares of the Acquired Fund solely in exchange for all of their shares of the Acquired Fund; and (iii) no gain or loss will be recognized by shareholders of any of the Acquired Funds upon the exchange of such Acquired Fund's shares solely for shares of the corresponding Acquiring Portfolio.

(k) Maxim's Registration Statement with respect to the Acquiring Portfolios' shares to be delivered to the Acquired Funds' shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of such Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(l) That each Acquiring Portfolio's shares to be delivered hereunder shall be eligible for sale by Maxim with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio's shares lawfully to be delivered to each holder of the Acquired Funds' shares.

9. Brokerage Fees and Expenses.

(a) Maxim, on behalf of each Acquiring Portfolio, and Orchard, on behalf of each Acquired Fund, each represents and warrants to the other that there are no broker's or finders' fees payable in connection with the transactions contemplated herein.

(b) GW Capital Management, LLC (the "Adviser"), which serves as investment adviser to the Acquiring Portfolios and Acquired Funds, will bear the costs of the Reorganization. The costs of the Reorganization include attorneys' fees, accountants' fees, the costs of printing, assembling and mailing the Prospectus/Proxy Statement and other proxy solicitation materials to shareholders and variable contract owners and tabulation costs. The Adviser will pay or reimburse each of the Acquired Funds for brokerage commissions and other portfolio transaction costs incurred by the Acquired Fund in connection with the Reorganization with respect to the disposition by the Acquired Fund of any portfolio securities or other assets that the corresponding Acquiring Portfolio would not be permitted to hold as an investment.

10. Termination; Postponement; Waiver; Order.

(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time with respect to any Acquired Fund (whether before or after approval thereof by the shareholders of the Acquired
Fund) prior to the Closing, or the Closing may be postponed by resolution of each of the Board of Directors of Maxim and the Board of Trustees of Orchard, if circumstances develop that, in the opinion of the Board of Trustees, make proceeding with the Plan inadvisable with respect to the Acquired Fund.

(b) If the transactions contemplated by this Plan have not been consummated by October 31, 2004, the Plan shall automatically terminate on that date, unless a later date is established by mutual agreement.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Maxim, Orchard, the Acquired Funds, the Acquiring Portfolios nor the trustees, directors, officers, agents or shareholders of the Acquired Funds or the Acquiring Portfolios shall have any liability in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Directors of Maxim or the Board of Trustees of Orchard if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of the Acquired Funds or the Acquiring Portfolios, as the case may be.

(e) The respective representations, warranties and covenants of the parties contained in Sections 5, 6, and 7 hereof shall expire with and be terminated by the consummation of this Plan. Notwithstanding the preceding sentence, Section 7(b)(ii) hereof shall survive the consummation of this Plan. Neither Maxim nor Orchard, nor any of their respective trustees, directors, officers, agents or shareholders nor the Acquiring Portfolios or Acquired Funds, nor any of their shareholders, shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any trustee, director, officer, agent or shareholder of any of the Acquiring Portfolios or Acquired Funds, or of Maxim or Orchard, against any liability to the entity for which that trustee, director, officer, agent or shareholder so acts or to any of the Acquiring Portfolios' or Acquired Funds' shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Entire Agreement and Amendments.

         This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by action of both Maxim on behalf of the Acquiring Portfolios and Orchard on behalf of the Acquired Funds.

12.      Counterparts.

         This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute one and the same instrument.

13. Notices.

         Any notice, report or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed as follows:

If to Maxim:
         Maxim Series Fund, Inc.
         8515 E. Orchard Road
         Greenwood Village, Colorado 80111
         Attn:  Beverly A. Byrne, Esq.

If to Orchard:
         Orchard Series Fund
         8515 E. Orchard Road
         Greenwood Village, Colorado 80111
         Attn:  Beverly A. Byrne, Esq.

And in either case, with a copy to:

         Jorden Burt LLP
         1025 Thomas Jefferson Street, NW, Suite 400-East
         Washington, DC 20007
         Attn:  Jo Cicchetti, Esq.

14. Capacity.

         A copy of Orchard's Certificate of Trust is on file with the Office of the Secretary of State of the State of Delaware, and notice is hereby given that this Plan is executed by Orchard, on behalf of the Acquired Funds, by its duly authorized officers, and not by such persons individually, and that the obligations under this instrument are not binding upon any of the trustees, officers or shareholders of Orchard individually, but are binding only upon Orchard or the Acquired Funds and its or their assets. In addition, notice is hereby given that Orchard is a series trust, and that the obligations under this instrument existing with respect to a particular Acquired Fund shall be enforceable against the assets of such series only and not against the assets of the trust generally.
15. Governing Law.

         This Plan shall be governed by and carried out in accordance with applicable federal securities laws and the laws of the State of Delaware.

         IN WITNESS WHEREOF, Maxim Series Fund, Inc., on behalf of the Acquiring Portfolios, has caused this Plan to be executed on their behalf by its duly authorized officers, all as of the date and year first above written.


               MAXIM SERIES FUND, INC., on behalf of its Maxim S&P 500 Index(R) Portfolio and Maxim Index 600 Portfolio

               By:
               Name:
               Title:



Attest:

By:
Name:
Title:

         IN WITNESS WHEREOF, Orchard Series Fund, on behalf of the Acquired Funds, has caused this Plan to be executed on their behalf by its duly authorized officers, all as of the date and year first above written.


              ORCHARD SERIES FUND, on behalf of its Orchard S&P 500 Index(R) Fund, Orchard DJIASM Index Fund, Orchard
              Nasdaq-100 Index(R) Fund and Orchard Index 600 Fund

              By:
              Name:
              Title:



Attest:

By:
Name:
Title:

                                   Exhibit E



     Financial Statements of Maxim S&P 500 Index Portfolio (unaudited) from commencement of operations to December 31, 2003

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Period
September 8, 2003 (inception) to December 31, 2003

S&P 500 Index(R) Portfolio

MAXIM SERIES FUND, INC.

S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
UNAUDITED

---------------------------------------------------------------------------------------------------------------------

ASSETS:
 Investments in securities, market value  (1)                                              $             619,054,898
 Cash                                                                                                         62,156
 Dividends receivable                                                                                        753,640
 Subscriptions receivable                                                                                    941,116
 Variation margin on futures contracts                                                                        13,954
                                                                                            -------------------------

    Total assets                                                                                         620,825,764
                                                                                            -------------------------

LIABILITIES:
 Due to investment adviser                                                                                   306,950
 Redemptions payable                                                                                       4,651,517
                                                                                            -------------------------

    Total liabilities                                                                                      4,958,467
                                                                                            -------------------------

NET ASSETS                                                                                 $             615,867,297
                                                                                            =========================

NET ASSETS REPRESENTED BY:
 Capital stock, $.10 par value                                                             $               5,646,185
 Additional paid-in capital                                                                              565,312,825
 Net unrealized appreciation on investments and futures contracts                                         44,060,747
 Accumulated net realized gain on investments and futures contracts                                          847,540
                                                                                            -------------------------

NET ASSETS                                                                                 $             615,867,297
                                                                                            =========================

NET ASSET VALUE PER OUTSTANDING SHARE                                                      $                   10.91
                                                                                            =========================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
 Authorized                                                                                              200,000,000
 Outstanding                                                                                              56,461,847

(1)  Cost of investments in securities:                                                    $             575,157,076

See notes to financial statements.






MAXIM SERIES FUND, INC.

S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM SEPTEMBER 8, 2003 (INCEPTION) TO DECEMBER 31, 2003
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
 Interest                                                                                       $                   40,484
 Dividends                                                                                                       2,269,821
                                                                                                 --------------------------

    Total income                                                                                                 2,310,305
                                                                                                 --------------------------

EXPENSES:
 Management fees                                                                                                   767,444
                                                                                                 --------------------------

NET INVESTMENT INCOME                                                                                            1,542,861
                                                                                                 --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                                   99,272
 Net realized gain on futures contracts                                                                          1,138,368
 Change in net unrealized appreciation on investments                                                           43,897,822
 Change in net unrealized appreciation on futures contracts                                                        162,925
                                                                                                 --------------------------

 Net realized and unrealized gain on investments                                                                45,298,387
                                                                                                 --------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $               46,841,248
                                                                                                 ==========================

See notes to financial statements.






MAXIM SERIES FUND, INC.

S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM SEPTEMBER 8, 2003 (INCEPTION) TO DECEMBER 31, 2003
UNAUDITED
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
 Net investment income                                                                             $           1,542,861
 Net realized gain on investments                                                                                 99,272
 Net realized gain on futures contracts                                                                        1,138,368
 Change in net unrealized appreciation on investments                                                         43,897,822
 Change in net unrealized appreciation on futures contracts                                                      162,925
                                                                                                    ---------------------

 Net increase in net assets resulting from operations                                                         46,841,248
                                                                                                    ---------------------

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                                                  (1,542,657)
 From net realized gains                                                                                       (390,304)
                                                                                                    ---------------------

 Total distributions                                                                                         (1,932,961)
                                                                                                    ---------------------

SHARE TRANSACTIONS:
 Net proceeds from sales of shares                                                                           634,656,688
 Reinvestment of distributions                                                                                 1,932,961
 Redemptions of shares                                                                                      (65,630,639)
                                                                                                    ---------------------

 Net increase in net assets resulting from share transactions                                                570,959,010
                                                                                                    ---------------------

 Total increase in net assets                                                                                615,867,297

NET ASSETS:
 Beginning of period                                                                                                   0
                                                                                                    ---------------------

 End of period  (1)                                                                                $         615,867,297
                                                                                                    =====================

OTHER INFORMATION:

SHARES:
 Sold                                                                                                         62,632,944
 Issued in reinvestment of distributions                                                                         182,931
 Redeemed                                                                                                    (6,354,028)
                                                                                                    ---------------------

 Net increase                                                                                                 56,461,847
                                                                                                    =====================

(1) Including undistributed net investment income                                                  $


See notes to financial statements.




MAXIM SERIES FUND, INC.
S&P 500 INDEX(R) PORTFOLIO
FINANCIAL HIGHLIGHTS
UNAUDITED
-----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                                Period Ended
                                                                                                December 31,
                                                                                             --------------------
                                                                                                   2003 +
                                                                                             --------------------


Net Asset Value, Beginning of Period                                                        $              10.00

Income from Investment Operations

Net investment income                                                                                       0.03
Net realized and unrealized gain                                                                            0.92
                                                                                             --------------------

Total Income From Investment Operations                                                                     0.95
                                                                                             --------------------

Less Distributions

From net investment income                                                                                (0.03)
From net realized gains                                                                                   (0.01)
                                                                                             --------------------

Total Distributions                                                                                       (0.04)
                                                                                             --------------------

Net Asset Value, End of Period                                                              $              10.91
                                                                                             ====================


Total Return                                                                                               9.46% o

Net Assets, End of Period ($000)                                                            $            615,867

Ratio of Expenses to Average Net Assets                                                                    0.60% *

Ratio of Net Investment Income to Average Net Assets                                                       1.20% *

Portfolio Turnover Rate                                                                                    4.17% o


 + The portfolio commenced operations on September 8, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 * Annualized


See notes to financial statements.


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the S&P 500 Index(R) Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on September 8, 2003. The investment objective of the Portfolio is to seek investment results that track as closely as possible the total return of the common stocks that comprise its Benchmark Index, the S&P 500(R) Composite Stock Price Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the period ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $788,217,791 and $18,845,309, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2003, the U.S. Federal income tax cost basis was $575,181,024. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $46,761,539 and gross depreciation of securities in which there was an excess of tax cost over value of $2,887,665, resulting in net appreciation of $43,873,874.

5. FUTURES CONTRACTS

        As of December 31, 2003, the Portfolio had 19 open S&P 500 long futures contracts. The contracts expire in March 2004 and the Portfolio has recorded unrealized appreciation of $162,925.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2003 was as follows:

                                                                                                       2003
                                                                                                  ---------------
      Distributions paid from:
          Ordinary income                                                                         $    1,890,248
          Long-term capital gain                                                                          42,713
                                                                                                  ---------------
                                                                                                  ---------------
                                                                                                  $    1,932,961
                                                                                                  ===============


As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                               $      290,426
      Undistributed capital gains                                                                        743,987
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                    $    1,034,413

                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      43,873,874
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                       $   44,908,287
                                                                                                  ===============


       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the period ended December 31, 2003 the Portfolio reclassified $204 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. PLAN OF REORGANIZATION

       On December 4, 2003, the Board of Directors approved a plan of reorganization for the Orchard DJIASM Index, Orchard S&P 500 Index(R), and Orchard Nasdaq-100 Index(R) Funds, which are related parties of the Portfolio, to be acquired by the Portfolio in 2004. These transactions are subject to approval by shareholders of the Orchard DJIASM Index, Orchard S&P 500 Index(R), and Orchard Nasdaq-100 Index(R) Funds.


8. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2003, 87% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

S&P 500 Index (R) Portfolio
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 1.81%
     49,842 Boeing Co                                                  2,100,342
     11,787 General Dynamics Corp                                      1,065,427
      6,942 Goodrich Corp                                                206,108
     51,072 Honeywell International Inc                                1,707,337
     26,758 Lockheed Martin Corp                                       1,375,361
     10,889 Northrop Grumman Corp                                      1,040,988
     24,653 Raytheon Co                                                  740,576
     10,512 Rockwell Collins                                             315,675
     27,879 United Technologies Corp                                   2,642,093
                                                                     $11,193,907

AGRICULTURE --- 0.17%
     38,314 Archer-Daniels-Midland Co                                    583,139
     15,519 Monsanto Co                                                  446,637
                                                                      $1,029,776

AIR FREIGHT --- 1.02%
     17,672 FedEx Corp                                                 1,192,860
      3,762 Ryder System Inc                                             128,472
     66,625 United Parcel Service Inc Class B                          4,966,894
                                                                      $6,288,226

AIRLINES --- 0.14%
      7,232 Delta Air Lines Inc                                           85,410
     46,602 Southwest Airlines Co                                        752,156
                                                                        $837,566

AUTO PARTS & EQUIPMENT --- 0.22%
      4,296 Cooper Tire & Rubber Co                                       91,848
      8,803 Dana Corp                                                    161,535
     33,192 Delphi Corp                                                  338,890
     10,386 Goodyear Tire & Rubber Co*                                    81,634
      5,358 Johnson Controls Inc                                         622,171
      7,715 Visteon Corp                                                  80,313
                                                                      $1,376,391

AUTOMOBILES --- 0.57%
    108,504 Ford Motor Co                                              1,736,064
     33,297 General Motors Corp                                        1,778,060
                                                                      $3,514,124

BANKS --- 6.22%
     20,723 AmSouth Bancorp                                              507,714
     32,403 BB&T Corp                                                  1,252,052
     66,305 Bank One Corp                                              3,022,845
     88,074 Bank of America Corp                                       7,083,792
     13,226 Charter One Financial Inc                                    456,958
     10,441 Comerica Inc                                                 585,322
     33,713 Fifth Third Bancorp                                        1,992,438
      7,450 First Tennessee National Corp                                328,545
     62,476 FleetBoston Financial Corp                                 2,727,077
     13,544 Huntington Bancshares Inc                                    304,740
     24,846 KeyCorp                                                      728,485
     13,439 Marshall & Ilsley Corp                                       514,042
     36,059 National City Corp                                         1,223,842
      8,977 North Fork Bancorp Inc                                       363,299
     16,447 PNC Financial Services Group                                 900,144
     13,208 Regions Financial Corp                                       491,338
     19,686 SouthTrust Corp                                              644,323
     16,708 SunTrust Banks Inc                                         1,194,622
     17,888 Synovus Financial Corp                                       517,321
    114,294 US Bancorp                                                 3,403,675
     11,124 Union Planters Corp                                          350,295
     78,522 Wachovia Corp                                              3,658,340
    100,329 Wells Fargo & Co                                           5,908,375
      5,360 Zions Bancorp                                                328,729
                                                                     $38,488,313

BIOTECHNOLOGY --- 1.15%
     76,492 Amgen Inc*                                                 4,727,206
     19,398 Biogen Idec Inc*                                             713,458
     11,115 Chiron Corp*                                                 633,444
     13,306 Genzyme Corp*                                                656,518
     14,592 MedImmune Inc*                                               370,637
                                                                      $7,101,263

BROADCAST/MEDIA --- 1.11%
     36,512 Clear Channel Communications Inc                           1,709,857
    133,391 Comcast Corp*                                              4,384,562
     19,079 Univision Communications Inc Class A*                        757,246
                                                                      $6,851,665

BUILDING MATERIALS --- 0.24%
      4,391 American Standard Cos Inc*                                   442,174
     27,381 Masco Corp                                                   750,513
      5,985 Vulcan Materials Co                                          284,706
                                                                      $1,477,393

CHEMICALS --- 1.46%
     13,439 Air Products & Chemicals Inc                                 709,982
     54,568 Dow Chemical Co                                            2,268,392
     59,096 EI du Pont de Nemours & Co                                 2,711,915
      4,621 Eastman Chemical Co                                          182,668
     15,255 Ecolab Inc                                                   417,529
      7,395 Engelhard Corp                                               221,480
      2,991 Great Lakes Chemical Corp                                     81,325
      6,551 Hercules Inc*                                                 79,922
      5,533 International Flavors & Fragrances Inc                       193,212
     10,101 PPG Industries Inc                                           646,666
     19,308 Praxair Inc                                                  737,566
     13,202 Rohm & Haas Co                                               563,857
      4,132 Sigma-Aldrich Corp                                           236,268
                                                                      $9,050,782

COMMUNICATIONS - EQUIPMENT --- 1.30%
     47,692 ADC Telecommunications Inc*                                  141,645
      9,040 Andrew Corp*                                                 104,050
     24,622 Avaya Inc*                                                   318,609
     28,037 CIENA Corp*                                                  186,166
     11,372 Comverse Technology Inc*                                     200,033
     78,766 Corning Inc*                                                 821,529
     85,036 JDS Uniphase Corp*                                           310,381
    248,578 Lucent Technologies Inc*                                     705,962
    137,962 Motorola Inc                                               1,941,125
      5,643 QLogic Corp*                                                 291,179
     47,471 QUALCOMM Inc                                               2,560,111
      8,959 Scientific-Atlanta Inc                                       244,581
     24,694 Tellabs Inc*                                                 208,170
                                                                      $8,033,541

COMPUTER HARDWARE & SYSTEMS --- 3.76%
     21,454 Apple Computer Inc*                                          458,472
    151,795 Dell Inc*                                                  5,154,958
    142,457 EMC Corp*                                                  1,840,544
     19,140 Gateway Inc*                                                  88,044
    180,724 Hewlett-Packard Co                                         4,151,230
    101,973 International Business Machines Corp                       9,450,858
      7,671 Lexmark International Group Inc Class A*                     603,247
      5,588 NCR Corp*                                                    216,814
     20,361 Network Appliance Inc*                                       418,011
    193,619 Sun Microsystems Inc*                                        869,349
                                                                     $23,251,527

COMPUTER SOFTWARE & SERVICES --- 8.05%
     13,879 Adobe Systems Inc                                            545,445
      6,605 Autodesk Inc                                                 162,351
     35,247 Automatic Data Processing Inc                              1,396,134
     13,389 BMC Software Inc*                                            249,705
    409,233 Cisco Systems Inc*                                         9,940,270
      9,715 Citrix Systems Inc*                                          206,055
     34,317 Computer Associates International Inc                        938,227
     11,064 Computer Sciences Corp*                                      489,361
     22,742 Compuware Corp*                                              137,362
     27,545 Concord EFS Inc*                                             408,768
      8,463 Convergys Corp*                                              147,764
     17,694 Electronic Arts Inc*                                         845,419
     28,396 Electronic Data Systems Corp                                 696,838
     43,213 First Data Corp                                            1,775,622
     11,511 Fiserv Inc*                                                  454,800
     11,741 Intuit Inc*                                                  621,216
      5,387 Mercury Interactive Corp*                                    262,024
    640,938 Microsoft Corp                                            17,651,433
     22,064 Novell Inc*                                                  232,113
    309,846 Oracle Corp*                                               4,089,967
     15,703 Parametric Technology Corp*                                   61,870
     22,298 Paychex Inc                                                  829,486
     22,212 PeopleSoft Inc*                                              506,434
      8,418 Sabre Holdings Corp                                          181,745
     29,342 Siebel Systems Inc*                                          406,974
     16,981 SunGard Data Systems Inc*                                    470,544
     18,252 Symantec Corp*                                               632,432
     19,580 Unisys Corp*                                                 290,763
     25,380 VERITAS Software Corp*                                       943,121
     38,947 Yahoo! Inc*                                                1,759,236
     38,301 eBay Inc*                                                  2,473,862
                                                                     $49,807,341

CONGLOMERATES --- 4.20%
     46,556 3M Co                                                      3,958,657
    595,205 General Electric Co                                       18,439,451
      8,069 Textron Inc                                                  460,417
    118,528 Tyco International Ltd                                     3,140,992
                                                                     $25,999,517

CONTAINERS --- 0.17%
      3,386 Ball Corp                                                    201,704
      3,163 Bemis Co Inc                                                 158,150
      9,315 Pactiv Corp*                                                 222,629
      5,025 Sealed Air Corp*                                             272,054
      3,221 Temple-Inland Inc                                            201,860
                                                                      $1,056,397

COSMETICS & PERSONAL CARE --- 0.54%
      3,501 Alberto-Culver Co Class B                                    220,843
     14,005 Avon Products Inc                                            945,197
     59,958 Gillette Co                                                2,202,257
                                                                      $3,368,297

DISTRIBUTORS --- 0.33%
     10,277 Genuine Parts Co                                             341,196
     38,348 SYSCO Corp                                                 1,427,696
      5,417 WW Grainger Inc                                              256,712
                                                                      $2,025,604

ELECTRIC COMPANIES --- 1.99%
      7,500 Allegheny Energy Inc*                                         95,700
      9,645 Ameren Corp                                                  443,670
     23,425 American Electric Power Co Inc                               714,697
      9,541 CMS Energy Corp*                                              81,289
     18,069 CenterPoint Energy Inc                                       175,089
     10,598 Cinergy Corp                                                 411,308
     13,322 Consolidated Edison Inc                                      572,979
      9,938 DTE Energy Co                                                391,557
     19,242 Dominion Resources Inc                                     1,228,217
     19,254 Edison International*                                        422,240
     13,547 Entergy Corp                                                 773,940
     19,360 Exelon Corp                                                1,284,730
     10,896 FPL Group Inc                                                712,816
     19,551 FirstEnergy Corp                                             688,195
     24,539 PG&E Corp*                                                   681,448
     10,496 PPL Corp                                                     459,200
      5,417 Pinnacle West Capital Corp                                   216,788
     14,548 Progress Energy Inc                                          658,442
     43,380 Southern Co                                                1,312,245
     11,069 TECO Energy Inc                                              159,504
     19,181 TXU Corp                                                     454,973
     23,550 Xcel Energy Inc                                              399,879
                                                                     $12,338,906

ELECTRONIC INSTRUMENT & EQUIP --- 0.97%
     28,139 Agilent Technologies Inc*                                    822,784
     11,682 American Power Conversion Corp                               285,625
      5,575 Cooper Industries Inc                                        322,960
     24,952 Emerson Electric Co                                        1,615,642
     11,845 Jabil Circuit Inc*                                           335,214
     11,291 Molex Inc                                                    393,943
      7,459 PerkinElmer Inc                                              127,325
      4,911 Power-One Inc*                                                53,186
     11,050 Rockwell Automation Inc                                      393,380
     30,653 Sanmina Corp*                                                386,534
     49,469 Solectron Corp*                                              292,362
     13,661 Symbol Technologies Inc                                      230,734
      5,024 Tektronix Inc                                                158,758
      9,649 Thermo Electron Corp*                                        243,155
      3,442 Thomas & Betts Corp                                           78,787
      7,228 Waters Corp*                                                 239,680
                                                                      $5,980,069

ELECTRONICS - SEMICONDUCTOR --- 4.14%
     20,646 Advanced Micro Devices Inc*                                  307,625
     22,437 Altera Corp*                                                 509,320
     21,825 Analog Devices Inc*                                          996,311
     98,525 Applied Materials Inc*                                     2,211,886
     18,111 Applied Micro Circuits Corp*                                 108,304
     17,955 Broadcom Corp Class A*                                       612,086
    387,241 Intel Corp                                                12,469,160
     11,589 KLA-Tencor Corp*                                             679,927
     22,461 LSI Logic Corp*                                              199,229
     18,468 Linear Technology Corp                                       776,949
     19,500 Maxim Integrated Products Inc                                971,100
     36,177 Micron Technology Inc*                                       487,304
      9,575 NVIDIA Corp*                                                 222,619
     10,991 National Semiconductor Corp*                                 433,155
      9,072 Novellus Systems Inc*                                        381,478
     10,203 PMC-Sierra Inc*                                              205,590
     11,277 Teradyne Inc*                                                287,000
    102,575 Texas Instruments Inc                                      3,013,654
     20,307 Xilinx Inc*                                                  786,693
                                                                     $25,659,390

ENGINEERING & CONSTRUCTION --- 0.03%
      4,902 Fluor Corp                                                   194,315
                                                                        $194,315

FINANCIAL SERVICES --- 6.01%
     45,863 Bank of New York Co Inc                                    1,518,983
    305,836 Citigroup Inc                                             14,845,279
     14,597 Countrywide Credit Industries Inc                          1,107,207
     57,648 Fannie Mae (nonvtg)                                        4,327,059
      6,383 Federated Investors Inc Class B                              187,405
     14,853 Franklin Resources Inc                                       773,247
     41,264 Freddie Mac                                                2,406,516
      9,035 Golden West Financial Corp                                   932,322
    120,942 JP Morgan Chase & Co                                       4,442,200
     14,217 Janus Capital Group Inc                                      233,301
      5,869 MGIC Investment Corp                                         334,181
     25,464 Mellon Financial Corp                                        817,649
      8,861 Moody's Corp                                                 536,534
     13,041 Northern Trust Corp                                          605,363
     19,140 Principal Financial Group*                                   632,960
     19,859 State Street Corp                                          1,034,257
      7,432 T Rowe Price Group Inc                                       352,351
     53,302 Washington Mutual Inc                                      2,138,476
                                                                     $37,225,290

FOOD & BEVERAGES --- 3.70%
      2,201 Adolph Coors Co Class B                                      123,476
     48,353 Anheuser-Busch Co Inc                                      2,547,236
      3,615 Brown-Forman Corp                                            337,822
     24,277 Campbell Soup Co                                             650,624
    145,348 Coca-Cola Co                                               7,376,411
     26,912 Coca-Cola Enterprises Inc                                    588,565
     31,835 ConAgra Foods Inc                                            840,126
     22,122 General Mills Inc                                          1,002,127
     20,880 HJ Heinz Co                                                  760,658
      7,689 Hershey Foods Corp                                           591,976
     24,210 Kellogg Co                                                   921,917
      8,242 McCormick & Co Inc (nonvtg)                                  248,084
     15,562 Pepsi Bottling Group Inc                                     376,289
    101,788 PepsiCo Inc                                                4,745,357
     46,812 Sara Lee Corp                                              1,016,289
     13,327 Wm Wrigley Jr Co                                             749,111
                                                                     $22,876,068

GOLD, METALS & MINING --- 0.75%
     51,279 Alcoa Inc                                                  1,948,602
      4,748 Allegheny Technologies Inc                                    62,769
     10,138 Freeport-McMoRan Copper & Gold Inc                           427,114
     25,630 Newmont Mining Corp                                        1,245,874
      4,630 Nucor Corp                                                   259,280
      5,358 Phelps Dodge Corp*                                           407,690
      6,139 United States Steel Corp                                     214,988
      5,078 Worthington Industries Inc                                    91,556
                                                                      $4,657,873

HEALTH CARE RELATED --- 1.81%
      9,094 Aetna Inc                                                    614,573
      6,662 AmerisourceBergen Corp                                       374,071
      8,242 Anthem Inc*                                                  618,150
      8,303 CIGNA Corp                                                   477,423
     25,676 Cardinal Health Inc                                        1,570,344
      4,685 Express Scripts Inc Class A*                                 311,225
     29,330 HCA Inc                                                    1,260,017
     14,172 Health Management Associates Inc Class A                     340,128
      9,491 Humana Inc*                                                  216,869
     14,118 IMS Health Inc                                               350,973
      5,301 Manor Care Inc                                               183,256
     17,212 McKesson HBOC Inc                                            553,538
     16,027 Medco Health Solutions Inc*                                  544,758
      6,164 Quest Diagnostics Inc*                                       450,650
     27,540 Tenet Healthcare Corp*                                       442,017
     34,790 United Health Group Inc                                    2,024,082
      8,998 Wellpoint Health Networks Inc*                               872,716
                                                                     $11,204,790

HEAVY TRUCKS & PARTS --- 0.02%
      2,530 Cummins Engine Co Inc                                        123,818
                                                                        $123,818

HOMEBUILDING --- 0.15%
      3,720 Centex Corp                                                  400,458
      2,770 KB Home                                                      200,880
      3,718 Pulte Corp                                                   348,079
                                                                        $949,417

HOTELS/MOTELS --- 0.47%
     37,360 Carnival Corp                                              1,484,313
     22,407 Hilton Hotels Corp                                           383,832
     13,677 Marriott International Inc Class A                           631,877
     11,958 Starwood Hotels & Resorts Worldwide Inc*                     430,129
                                                                      $2,930,151

HOUSEHOLD GOODS --- 2.26%
      3,879 American Greetings Corp Class A*                              84,834
      4,627 Black & Decker Corp                                          228,204
     12,471 Clorox Co                                                    605,592
     31,849 Colgate-Palmolive Co                                       1,594,042
      8,635 Fortune Brands Inc                                           617,316
     29,936 Kimberly-Clark Corp                                        1,768,918
     11,353 Leggett & Platt Inc                                          245,565
      4,631 Maytag Corp                                                  128,973
     16,258 Newell Rubbermaid Inc                                        370,195
     76,884 Procter & Gamble Co                                        7,679,174
      3,427 Snap-on Inc                                                  110,486
      4,823 Stanley Works                                                182,647
      3,442 Tupperware Corp                                               59,684
      4,170 Whirlpool Corp                                               302,951
                                                                     $13,978,581

INSURANCE RELATED --- 4.51%
     16,584 ACE Ltd                                                      686,909
     30,428 AFLAC Inc                                                  1,100,885
     41,712 Allstate Corp                                              1,794,450
      6,324 Ambac Financial Group Inc                                    438,822
    154,622 American International Group Inc                          10,248,346
     18,565 Aon Corp                                                     444,446
     11,172 Chubb Corp                                                   760,813
      9,482 Cincinnati Financial Corp                                    397,106
     16,767 Hartford Financial Services Group Inc                        989,756
      8,364 Jefferson-Pilot Corp                                         423,637
     17,157 John Hancock Financial Services Inc*                         643,388
     10,549 Lincoln National Corp                                        425,863
     10,956 Loews Corp                                                   541,774
      8,584 MBIA Inc                                                     508,430
     31,454 Marsh & McLennan Cos Inc                                   1,506,332
     45,098 MetLife Inc*                                               1,518,450
     12,874 Progressive Corp                                           1,076,138
     32,043 Prudential Financial Inc*                                  1,338,436
      8,186 SAFECO Corp                                                  318,681
     13,539 St Paul Cos Inc                                              536,821
      6,721 Torchmark Corp                                               306,074
     59,568 Travelers Property Casualty Corp                           1,010,869
     17,502 UnumProvident Corp                                           276,007
      8,126 XL Capital Ltd Class A                                       630,171
                                                                     $27,922,604

INVESTMENT BANK/BROKERAGE FIRM --- 2.01%
      5,825 Bear Stearns Co Inc                                          465,709
     80,371 Charles Schwab Corp                                          951,593
     28,113 Goldman Sachs Group Inc                                    2,775,596
     16,114 Lehman Brothers Holdings Inc                               1,244,323
     56,034 Merrill Lynch & Co Inc                                     3,286,394
     64,169 Morgan Stanley                                             3,713,460
                                                                     $12,437,075

LEISURE & ENTERTAINMENT --- 2.43%
      5,362 Brunswick Corp*                                              170,672
     17,953 Harley-Davidson Inc                                          853,306
      6,549 Harrah's Entertainment Inc                                   325,944
     10,323 Hasbro Inc                                                   219,673
     20,485 International Game Technology                                731,315
     25,421 Mattel Inc*                                                  489,863
    268,062 Time Warner Inc*                                           4,822,435
    103,686 Viacom Inc Class B                                         4,601,585
    121,194 Walt Disney Co*                                            2,827,456
                                                                     $15,042,249

MACHINERY --- 0.55%
     20,641 Caterpillar Inc                                            1,713,616
     14,271 Deere & Co                                                   928,329
      4,111 Navistar International Corp*                                 196,876
      6,944 PACCAR Inc                                                   591,073
                                                                      $3,429,894

MANUFACTURING --- 0.83%
      3,501 Crane Co                                                     107,621
      9,090 Danaher Corp                                                 834,008
     12,021 Dover Corp                                                   477,835
      4,512 Eaton Corp                                                   487,206
      5,480 ITT Industries Inc                                           406,671
     18,289 Illinois Tool Works Inc                                    1,534,630
     10,265 Ingersoll-Rand Co                                            696,788
      7,336 Pall Corp                                                    196,825
      7,002 Parker-Hannifin Corp                                         416,619
                                                                      $5,158,203

MEDICAL PRODUCTS --- 1.96%
     12,315 Applera Corp Applied Biosystems Group                        255,044
      3,162 Bausch & Lomb Inc                                            164,108
     36,122 Baxter International Inc*                                  1,102,443
     15,067 Becton Dickinson & Co                                        619,856
     15,184 Biomet Inc                                                   552,849
     48,576 Boston Scientific Corp*                                    1,785,654
      3,104 CR Bard Inc                                                  252,200
     18,487 Guidant Corp                                               1,112,917
     71,842 Medtronic Inc                                              3,492,240
      2,927 Millipore Corp*                                              126,007
     10,264 St Jude Medical Inc*                                         629,696
     11,800 Stryker Corp*                                              1,003,118
     14,389 Zimmer Holdings Inc*                                       1,012,986
                                                                     $12,109,118

OFFICE EQUIPMENT & SUPPLIES --- 0.25%
      6,601 Avery Dennison Corp                                          369,788
     13,832 Pitney Bowes Inc                                             561,856
     46,856 Xerox Corp*                                                  646,613
                                                                      $1,578,257

OIL & GAS --- 5.71%
      5,358 Amerada Hess Corp                                            284,885
     14,891 Anadarko Petroleum Corp                                      759,590
      9,650 Apache Corp                                                  782,615
      4,111 Ashland Inc                                                  181,131
      9,370 BJ Services Co*                                              336,383
     19,867 Baker Hughes Inc                                             638,923
     11,763 Burlington Resources Inc                                     651,435
     63,439 ChevronTexaco Corp                                         5,480,495
     40,358 ConocoPhillips                                             2,646,274
     13,822 Devon Energy Corp                                            791,448
      6,876 EOG Resources                                                317,465
    391,850 Exxon Mobil Corp                                          16,065,850
     25,962 Halliburton Co                                               675,012
      5,933 Kerr-McGee Corp                                              275,825
     18,350 Marathon Oil Corp                                            607,202
      8,642 Nabors Industries Ltd*                                       358,643
      7,901 Noble Corp*                                                  282,698
     22,792 Occidental Petroleum Corp                                    962,734
      5,534 Rowan Cos Inc*                                               128,223
     34,700 Schlumberger Ltd                                           1,898,784
      4,572 Sunoco Inc                                                   233,858
     18,966 Transocean Sedco Forex Inc*                                  455,374
     15,299 Unocal Corp                                                  563,462
                                                                     $35,378,309

PAPER & FOREST PRODUCTS --- 0.48%
     15,067 Georgia-Pacific Corp                                         462,105
     28,446 International Paper Co                                     1,226,307
      6,207 Louisiana-Pacific Corp*                                      110,981
     11,903 MeadWestvaco Corp                                            354,114
     13,088 Weyerhaeuser Co                                              837,632
                                                                      $2,991,139

PERSONAL LOANS --- 1.23%
     76,213 American Express Co                                        3,675,753
     13,739 Capital One Financial Corp                                   842,063
     75,699 MBNA Corp                                                  1,881,120
     17,162 Providian Financial Corp*                                    199,766
     26,749 SLM Corp                                                   1,007,902
                                                                      $7,606,604

PHARMACEUTICALS --- 8.20%
     92,681 Abbott Laboratories                                        4,318,935
      7,789 Allergan Inc                                                 598,273
    114,930 Bristol-Myers Squibb Co                                    3,286,998
     66,607 Eli Lilly & Co                                             4,684,470
     21,673 Forest Laboratories Inc*                                   1,339,391
    175,952 Johnson & Johnson                                          9,089,680
     14,279 King Pharmaceuticals Inc*                                    217,898
    131,908 Merck & Co Inc                                             6,094,150
    452,381 Pfizer Inc                                                15,982,621
     87,050 Schering-Plough Corp                                       1,513,800
      6,434 Watson Pharmaceuticals Inc*                                  295,964
     78,962 Wyeth                                                      3,351,937
                                                                     $50,774,117

PHOTOGRAPHY/IMAGING --- 0.07%
     16,991 Eastman Kodak Co                                             436,159
                                                                        $436,159

POLLUTION CONTROL --- 0.21%
     18,914 Allied Waste Industries Inc*                                 262,526
     34,509 Waste Management Inc                                       1,021,466
                                                                      $1,283,992

PRINTING & PUBLISHING --- 0.74%
      4,806 Dow Jones & Co Inc                                           239,579
     16,081 Gannett Co Inc                                             1,433,782
      4,747 Knight-Ridder Inc                                            367,275
     11,348 McGraw-Hill Cos Inc                                          793,452
      2,991 Meredith Corp                                                145,991
      8,809 New York Times Co Class A                                    420,982
      6,668 RR Donnelley & Sons Co                                       201,040
     18,529 Tribune Co                                                   956,096
                                                                      $4,558,197

RAILROADS --- 0.45%
     22,021 Burlington Northern Santa Fe Corp                            712,379
     12,699 CSX Corp                                                     456,402
     23,089 Norfolk Southern Corp                                        546,055
     15,125 Union Pacific Corp                                         1,050,885
                                                                      $2,765,721

REAL ESTATE --- 0.41%
      5,536 Apartment Investment & Management Co Class A REIT            190,992
     23,651 Equity Office Properties Trust REIT                          677,601
     16,351 Equity Residential REIT                                      482,518
     10,837 Plum Creek Timber Co Inc REIT                                329,987
     10,611 ProLogis Trust REIT                                          340,507
     11,307 Simon Property Group Inc REIT                                523,966
                                                                      $2,545,571

RESTAURANTS --- 0.60%
      9,713 Darden Restaurants Inc                                       204,362
     75,164 McDonald's Corp                                            1,866,322
     23,148 Starbucks Corp*                                              765,273
      6,717 Wendy's International Inc                                    263,575
     17,437 Yum! Brands Inc*                                             599,833
                                                                      $3,699,365

RETAIL --- 6.64%
     21,735 Albertson's Inc                                              492,298
     16,212 AutoNation Inc*                                              297,814
      5,258 AutoZone Inc*                                                448,034
     17,551 Bed Bath & Beyond Inc*                                       760,836
     19,237 Best Buy Co Inc*                                           1,004,941
      6,839 Big Lots Inc*                                                 97,182
      5,137 Boise Cascade Corp                                           168,802
     23,369 CVS Corp                                                     844,088
     12,365 Circuit City Stores Inc - CarMax Group                       125,257
     27,141 Costco Wholesale Corp*                                     1,009,102
      4,865 Dillard's Inc                                                 80,078
     19,957 Dollar General Corp                                          418,897
     10,160 Family Dollar Stores Inc                                     364,541
     10,760 Federated Department Stores Inc                              507,119
     53,047 Gap Inc                                                    1,231,221
    134,915 Home Depot Inc                                             4,788,133
     16,137 JC Penney Co Inc                                             424,080
     20,145 Kohl's Corp*                                                 905,316
     44,085 Kroger Co*                                                   816,013
     30,581 Limited Inc                                                  551,375
     46,658 Lowe's Cos Inc                                             2,584,387
     17,104 May Department Stores Co                                     497,213
      8,168 Nordstrom Inc                                                280,162
     18,546 Office Depot Inc*                                            309,904
      9,667 RadioShack Corp*                                             296,584
      7,906 SUPERVALU Inc                                                226,033
     26,140 Safeway Inc*                                                 572,727
     15,071 Sears Roebuck & Co                                           685,580
      8,637 Sherwin-Williams Co                                          300,049
     29,366 Staples Inc*                                                 801,692
     29,754 TJX Cos Inc                                                  656,076
     54,064 Target Corp                                                2,076,058
      8,683 Tiffany & Co                                                 392,472
     12,595 Toys R Us Inc*                                               159,201
    256,597 Wal-Mart Stores Inc                                       13,612,471
     60,791 Walgreen Co                                                2,211,577
      8,303 Winn-Dixie Stores Inc                                         82,615
                                                                     $41,079,928

SHOES --- 0.19%
     15,539 NIKE Inc Class B                                           1,063,800
      3,496 Reebok International Ltd                                     137,463
                                                                      $1,201,263

SPECIALIZED SERVICES --- 0.84%
     10,443 Apollo Group Inc*                                            710,124
     60,062 Cendant Corp*                                              1,337,581
     10,106 Cintas Corp                                                  506,614
      2,948 Deluxe Corp                                                  121,841
      8,249 Equifax Inc                                                  202,101
     10,621 H&R Block Inc                                                588,085
     24,548 Interpublic Group of Cos Inc*                                382,949
      6,659 Monster Worldwide Inc*                                       146,232
     11,289 Omnicom Group Inc                                            985,868
     10,101 Robert Half International Inc*                               235,757
                                                                      $5,217,152

TELEPHONE & TELECOMMUNICATIONS --- 3.40%
     18,458 ALLTEL Corp                                                  859,774
     46,737 AT&T Corp                                                    948,761
    160,876 AT&T Wireless Services Inc*                                1,285,399
    109,509 BellSouth Corp                                             3,099,105
      8,525 CenturyTel Inc                                               278,086
     16,823 Citizens Communications Co*                                  208,942
     65,145 Nextel Communications Inc*                                 1,827,969
    104,778 Qwest Communications International Inc*                      452,641
    196,258 SBC Communications Inc                                     5,116,446
     53,565 Sprint Corp                                                  879,537
     61,353 Sprint PCS Corp*                                             344,804
    163,667 Verizon Communications                                     5,741,438
                                                                     $21,042,902

TEXTILES --- 0.12%
      7,452 Jones Apparel Group Inc                                      262,534
      6,482 Liz Claiborne Inc                                            229,852
      6,424 VF Corp                                                      277,774
                                                                        $770,160

TOBACCO --- 1.16%
    120,445 Altria Group Inc                                           6,554,617
      5,025 RJ Reynolds Tobacco Holdings Inc                             292,204
      9,825 UST Inc                                                      350,654
                                                                      $7,197,475

UNIT INVESTMENT TRUST --- 0.11%
      6,321 iShares S&P 500 Index Fund                                   703,401
                                                                        $703,401

UTILITIES --- 0.80%
     36,896 AES Corp*                                                    348,298
     24,448 Calpine Corp*                                                117,595
      9,930 Constellation Energy Group                                   388,859
     53,725 Duke Energy Corp                                           1,098,676
     22,286 Dynegy Inc Class A*                                           95,384
     35,967 El Paso Corp                                                 294,570
      9,373 KeySpan Corp                                                 344,926
      7,337 Kinder Morgan Inc                                            433,617
      2,643 NICOR Inc                                                     89,968
     15,476 NiSource Inc                                                 339,543
      2,195 Peoples Energy Corp                                           92,278
     13,978 Public Service Enterprise Group Inc                          612,236
     13,414 Sempra Energy                                                403,225
     30,707 Williams Cos Inc                                             301,543
                                                                      $4,960,718

TOTAL COMMON STOCK --- 98.66%                                       $610,759,871
(Cost $566,862,049)

SHORT-TERM INVESTMENTS

  6,799,000 Federal Home Loan Bank                                     6,798,877
  1,500,000 United States of America (1)                               1,496,150

TOTAL SHORT-TERM INVESTMENTS --- 1.34%                                $8,295,027
(Cost $8,295,027)

TOTAL S&P 500 INDEX (R) PORTFOLIO --- 100%                          $619,054,898
(Cost $575,157,076)

Legend
REIT - Real Estate Investment Trust
*Non-income Producing Security
(1) Collateral for futures
See Notes to Financial Statements.

                                     PART B:

         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                             MAXIM SERIES FUND, INC.
                             Dated February 20, 2004

                          Acquisition of the Assets of
                            ORCHARD DJIASM INDEX FUND
                          ORCHARD S&P 500 INDEX(R) FUND
                        ORCHARD NASDAQ-100 INDEX(R) FUND
                             ORCHARD INDEX 600 FUND
                each a series of Orchard Series Fund ("Orchard")
                      (collectively, the "Acquired Funds")

                      By and in Exchange for the Shares of
                        MAXIM S&P 500 INDEX(R) PORTFOLIO
                            MAXIM INDEX 600 PORTFOLIO
                  each a series of Maxim Series Fund ("Maxim")
                    (collectively, the Acquiring Portfolios")

         This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated February 20, 2004 for the special meeting of the shareholders as of the Record Date for
Orchard: Orchard DJIASM Index Fund ("Orchard DJIASM Index"), Orchard S&P 500 Index(R) Fund ("Orchard S&P 500 Index(R)"), Orchard Nasdaq-100 Index(R) Fund ("Orchard Nasdaq-100 Index(R)"), and Orchard Index 600 Fund ("Orchard Index 600"). (Capitalized terms not defined herein shall have the meaning given to them in the Prospectus/Proxy Statement.) The Meeting is to be held on March 29, 2004. A copy of the Prospectus/Proxy Statement may be obtained free of charge by calling 1-800-537-2033 or writing Secretary, Maxim Series Fund, Inc. at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

         The Prospectus/Proxy Statement describes certain transactions contemplated by the Acquiring Portfolios' proposed acquisition of the Acquired Funds pursuant to the terms of the Plan of Reorganization ("Plan"). Under the Plan, the Maxim S&P 500 Index(R) Portfolio ("Maxim S&P 500 Index(R)") will acquire substantially all of the property, assets and goodwill of Orchard DJIASM Index; Maxim S&P 500 Index(R) will acquire substantially all of the property, assets and goodwill of Orchard S&P 500 Index(R); Maxim S&P 500 Index(R) will acquire substantially all of the property, assets and goodwill of Orchard Nasdaq-100 Index(R); and the Maxim Index 600 Portfolio ("Maxim Index 600") will acquire substantially all of the property, assets and goodwill of Orchard Index 600.

         Under the Plan, the assets of an Acquired Fund will be acquired by, and in exchange for, the shares of the corresponding Acquiring Portfolio and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Portfolio. The Acquired Fund will then be terminated by Orchard and the shares of the Acquiring Portfolio distributed to shareholders of the Acquired Fund in the redemption of the Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Portfolios then held by former shareholders of the Acquired Funds may be different than the number of shares of the Acquired Funds that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Portfolio shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares held immediately before completion of the Reorganization.)


         As previously stated, this Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus/Proxy Statement of Maxim Series Fund, Inc., dated February 20, 2004. This SAI consists of this document and the following described documents, each of which will be delivered with the Prospectus/Proxy Statement and is incorporated by reference herein:

     (1) The Annual Report to Shareholders of the Acquired Funds for the fiscal year ended October 31, 2003 (from which information is incorporated by reference into the Prospectus/Proxy Statement), filed on December 23, 2003, accession no. 0001019977-03-000012;

     (2) The Annual Report to Shareholders of the Maxim Index 600 Portfolio for the fiscal year ended December 31, 2002 (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional Information), filed on February 27, 2003, accession no. 0000346474-03-000020; and


     (3) The Semi-Annual Report to Shareholders of the Maxim Index 600 Portfolio for the six month period ended June 30, 2003, filed on August 27, 2003, accession no. 0000356576-03-000091.

     (4)   The   unaudited   financial   statements   of  the   Maxim   S&P  500
Index(R)Portfolio for the period ended December 31, 2003, filed herewith.

         You may request a copy of the Prospectus/Proxy Statement and/or Annual Reports at no charge by calling 1-800-537-2033 or writing us at the address below.

                             Maxim Series Fund, Inc.
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

                                February 20, 2004

                                TABLE OF CONTENTS

INTRODUCTION.....................................................................................................1

MAXIM    ........................................................................................................1

SUB-ADVISORY AGREEMENTS..........................................................................................1

         Sub-adviser Compensation................................................................................2

         Sub-advisory Fees.......................................................................................2

INVESTMENT OBJECTIVES AND POLICIES...............................................................................2

         Futures and Options....................................................................................18

INVESTMENT RESTRICTIONS.........................................................................................21

         Fundamental Investment Restrictions....................................................................22

MAXIM DIRECTORS AND OFFICERS....................................................................................23

         Standing Committees....................................................................................26

DIRECTOR OWNERSHIP OF PORTFOLIO SHARES..........................................................................27

         Independent Directors..................................................................................27

         Independent Directors and their Immediate Family Members...............................................27

         Compensation...........................................................................................29

INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................29

         Investment Adviser.....................................................................................29

         Investment Advisory Agreement..........................................................................29

         Adviser Compensation...................................................................................31

         Advisory Fees..........................................................................................31

         Payment of Expenses....................................................................................31

CODE OF ETHICS - PERSONAL SECURITIES TRADING....................................................................31

DISTRIBUTION AGREEMENT..........................................................................................32

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES......................................................................32

         Qualification as a Regulated Investment Company........................................................32

         Excise Tax on Regulated Investment Companies...........................................................34

         Effect of Future Legislation; Local Tax Considerations.................................................34

Performance Data................................................................................................34

         Maxim S&P 500 Index(R)and Maxim Index 600...............................................................34

         Performance Comparisons................................................................................37

VOTING POLICIES.................................................................................................37

PRICING, PURCHASE AND REDEMPTION OF SHARES......................................................................38

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE...............................................................39

         Brokerage Commissions..................................................................................40

         Portfolio Turnover.....................................................................................40

FINANCIAL STATEMENTS............................................................................................41

         Maxim    ..............................................................................................41

         Orchard  ..............................................................................................41

PRO forma financial statements..................................................................................42

GENERAL INFORMATION.............................................................................................43

CORPORATE BOND AND COMMERCIAL PAPER RATINGS.....................................................................45

                                  INTRODUCTION

         This Statement of Additional Information is intended to supplement the information provided in a Prospectus/Proxy Statement dated February 20, 2004 relating to the proposed reorganization of the Acquired Funds of Orchard into the Acquiring Portfolios of Maxim in connection with the solicitation by the Orchard Board of Trustees ("Orchard Board") of proxies to be voted at the Meeting of Shareholders of Orchard to be held on March 29, 2004.

                                      MAXIM

         Maxim is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Maxim offers thirty-three investment portfolios, including the Acquiring Portfolios. Maxim is a Maryland corporation that was organized on December 7, 1981 and commenced business as an investment company in 1982. The Acquiring Portfolios are "no-load," meaning you pay no sales charges or distribution fees. The Acquiring Portfolios are presently only available in connection with variable annuity contracts and variable life insurance policies issued by Great-West Life & Annuity Insurance Company ("GWL&A") and certain other life insurance companies and certain qualified retirement and pension plans. GW Capital Management, LLC doing business as Maxim Capital Management, LLC ("MCM" or the "Investment Adviser"), a wholly owned subsidiary of GWL&A, serves as Maxim's investment adviser.

         Non-Diversified Portfolios. A non-diversified Portfolio is any Portfolio other than a diversified Portfolio. Maxim S&P 500 Index(R) and Maxim Index 600 are considered "non-diversified" because they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. Because a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Portfolio may be more sensitive to changes in the market value of a single issuer or industry.


                             SUB-ADVISORY AGREEMENTS

         BNY Investment Advisors ("BNY") serves as the sub-adviser to Maxim S&P 500 Index(R) pursuant to a Sub-Advisory Agreement dated effective June 30, 2003, approved by the Maxim Board on April 10, 2003. Maxim S&P 500 Index(R) commenced operations effective September 8, 2003. BNY is a separately identifiable division of The Bank of New York, a New York State chartered bank. Effective April 1, 2003, BNY also began serving as the sub-adviser to Maxim Index 600 pursuant to a Sub-Advisory Agreement dated effective April 1, 2003, approved by the Maxim Board of Directors ("Maxim Board") on February 13, 2003. Barclays Global Fund Advisors ("Barclays") had served as sub-adviser to Maxim Index 600 prior to April 1, 2003.

            The Sub-Advisers provide investment advisory assistance and portfolio management advice to the Investment Adviser for the respective Acquiring Portfolios. Subject to review and supervision by MCM and the Maxim Board, the Sub-Advisers are responsible for the actual management of the respective Acquiring Portfolios and for making decisions to buy, sell or hold any particular securities. The Sub-Advisers bear all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Acquiring Portfolios.

Sub-adviser Compensation

         MCM is responsible for compensating BNY for its sub-advisory services to certain Acquiring Portfolios as set out below.

SUBADVISER                           PORTFOLIO                                          FEE
----------                           ---------                                          ---
BNY                            Maxim S&P 500 Index(R)                        0.02% of Net Assets

BNY                            Maxim Index 600                               0.02% of Net Assets


         The following table sets forth the fees paid to the Sub-advisers, for the fiscal years ended December 31, 2000, 2001 and 2002.

Sub-advisory Fees

SUB-ADVISER                 PORTFOLIO                          2002              2001                2000
----------                  ---------                          ----              ----                ----

Barclays*                   Maxim Index 600                    $9,629           $6,276            $     --

* Barclays Global Fund Advisors served as sub-adviser to Maxim Index 600 prior to April 1, 2003. Beginning April 1, 2003, BNY Investment Advisors is sub-adviser to Maxim S&P 500 Index(R) and Maxim Index 600.


                       INVESTMENT OBJECTIVES AND POLICIES

         Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Acquiring Portfolios' investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

         The following pages contain more detailed information about types of securities in which the Acquiring Portfolios may invest, investment practices and techniques that MCM or any sub-adviser may employ in pursuit of the Acquiring Portfolios' investment objectives, subject to their respective investment objectives, strategies and restrictions, and a discussion of related risks. MCM and/or its sub-advisers may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolios' investment objectives and policies and that doing so will help the Portfolios achieve their objectives. Unless otherwise indicated, each Acquiring Portfolio may invest in all these securities or use all of these techniques. In addition, due to unavailability, economic unfeasibility or other factors, an Acquiring Portfolio may simply have no opportunity to invest in a particular security or use a particular investment technique.

         Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

         Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Acquiring Portfolios generally will not invest in acceptances with maturities exceeding seven days where doing so would tend to create liquidity problems.

         Borrowing. The Acquiring Portfolios may borrow from banks or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. In the event a Portfolio borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%.

         Brady Bonds. Brady bonds are debt obligations created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady.

         Brady bonds have been issued only relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated). They are actively traded in the over-the-counter secondary market.

         Collateralized Brady bonds may be fixed rate par bonds or floating rate discount bonds, which are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady bonds. Interest payments on these Brady bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to Collateralized Brady bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady bonds in the normal course. In addition, in light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

         Debt restructurings have been implemented under the Brady Plan in Argentina, Brazil, Bolivia, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady bonds having been issued to date by Argentina, Mexico and Venezuela. Most Argentine and Mexican Brady bonds and a significant portion of the Venezuelan Brady bonds issued to date are Collateralized Brady bonds with interest coupon payments collateralized on a rolling-forward basis by funds or securities held in escrow by an agent for the bondholders.

         Each Acquiring Portfolio will invest in Brady Bonds only if it is consistent with quality specifications established from time to time by MCM or the sub-adviser to that Portfolio.

         Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

         Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMOs.

         Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

         Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock. As a result, changes in an issuer's earnings directly influence the value of its common stock.

         Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or stated price, which enable an investor to benefit from increases in the market price of the underlying common stock. A convertible security may also be called for redemption or conversion by the issuer after a particular date and, under certain circumstances (including a specified price), may be called for redemption or conversion on a date established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

         Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

         Discount Obligations. Investment in discount obligations (including most Brady bonds) may be in securities which were (i) initially issued at a discount from their face value, and (ii) purchased by an Acquiring Portfolio at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." The amount of original issue discount and/or market discount on obligations purchased by an Acquiring Portfolio may be significant, and accretion of market discount together with original issue discount, will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

         Emerging Markets Issuers. Emerging markets include any countries (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the World Bank; or (iii) listed in World Bank publications as developing. Currently, the countries not included in these categories are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Issuers whose principal activities are in countries with emerging markets include issuers: (1) organized under the laws of, (2) whose securities have their primary trading market in, (3) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (4) having at least 50% of their assets located in a country with an emerging market.

         Exchange Traded Funds ("ETFs"). An ETF is a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. An Acquiring Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. Please also see the discussion concerning the risks associated with derivative transactions under "Futures and Options," below.

         Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars. Eurodollar certificates of deposit are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

         Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

         Foreign Currency Transactions. Any Acquiring Portfolio which may invest in non-dollar denominated foreign securities may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Acquiring Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Acquiring Portfolio at one rate, while offering a lesser rate of exchange should the Acquiring Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         An Acquiring Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by an Acquiring Portfolio. An Acquiring Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

         When an Acquiring Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Acquiring Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Acquiring Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in or exposed to foreign currency, even if the specific investments have not yet been selected by MCM or one the sub-advisers.

         The Acquiring Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in or exposed to foreign currency. For example, if an Acquiring Portfolio owned securities denominated in or exposed to pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An Acquiring Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated or exposed.

         Each Acquiring Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if an Acquiring Portfolio held investments denominated in or exposed to Deutschemarks, the Acquiring Portfolio could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Acquiring Portfolio had sold a security denominated in or exposed to one currency and purchased an equivalent security denominated in or exposed to another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Acquiring Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. The Acquiring Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of currency management strategies will depend on MCM's or the applicable sub-adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change an Acquiring Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Acquiring Portfolio if currencies do not perform as MCM or the sub-adviser anticipates. For example, if a currency's value rose at a time when MCM or the sub-adviser had hedged an Acquiring Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If MCM or a sub-adviser hedges currency exposure through proxy hedges, an Acquiring Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if MCM or a sub-adviser increases an Acquiring Portfolio's exposure to a foreign currency, and that currency's value declines, the Acquiring Portfolio will realize a loss. There is no assurance that MCM's or a sub-adviser's use of currency management strategies will be advantageous to the Acquiring Portfolios or that it will hedge at an appropriate time.

         Foreign Securities. Certain Acquiring Portfolios may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

         There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

         An Acquiring Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

         Most foreign securities in an Acquiring Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to an Acquiring Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of an Acquiring Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of an Acquiring Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of an Acquiring Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

         An Acquiring Portfolio may incur costs in connection with conversions between various currencies. In addition, an Acquiring Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when an Acquiring Portfolio declares and pays a dividend, or between the time when an Acquiring Portfolio accrues and pays an operating expense in U.S. dollars.

         American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European Depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

         Futures. See "Futures and Options" below.

         High Yield-High Risk Debt Securities ("Junk Bonds"). High yield high risk debt securities, often referred to as "junk bonds," are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated. High yield securities include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing.

         Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus further disrupting the market for such securities.

         High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade bonds. Conversely, when interest rates fall, high yield bonds tend to underperform Treasury and investment grade bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Acquiring Portfolios defaults, the Acquiring Portfolios may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Acquiring Portfolios' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

         High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Acquiring Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

         Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Acquiring Portfolios report the interest on these securities as income even though they receive no cash interest until the security's maturity or payment date.

         In addition, the credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. Credit agencies may also fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value.

         Because the risk of default is higher for lower-quality debt securities, MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, existing debt, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of an Acquiring Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its sub-advisers continually monitor the investments in the Acquiring Portfolios and carefully evaluate whether to dispose of or retain high yield securities whose credit ratings have changed. The Acquiring Portfolios may retain a security whose credit rating has changed.

         New laws and proposed new laws may negatively affect the market for high yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could negatively affect the Acquiring Portfolios' net asset values.

         An Acquiring Portfolio may choose, at its expense or in conjunction with other involved parties, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Acquiring Portfolio's shareholders.

         Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or depository instruments. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index.

         Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Hybrid instruments can also be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.

         Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

         Illiquid Securities. The term "illiquid securities" or non-publicly traded securities, means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining an Acquiring Portfolio's net asset value. Under the supervision of the Maxim Board, MCM determines the liquidity of portfolio securities and, through reports from MCM, the Maxim Board monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Maxim Board.

         An Acquiring Portfolio may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

         Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Acquiring Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Acquiring Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Acquiring Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Acquiring Portfolio's holdings, or to facilitate the sale of such securities.

         Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

         The successful utilization of interest rate transactions depends on the Acquiring Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Acquiring Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Acquiring Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Acquiring Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Acquiring Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the SEC to be illiquid securities and, therefore, the Acquiring Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Acquiring Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Acquiring Portfolio manager believes are advantageous to the Acquiring Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Acquiring Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

         Investment Companies. Each Acquiring Portfolio may invest in shares of mutual funds within the limitations of the 1940 Act and any orders issued by the SEC. The 1940 Act generally prohibits an Acquiring Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Acquiring Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated contracts (unless other limitations have been granted in an order issued by the SEC). The 1940 Act further prohibits an Acquiring Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

         Investments of the Underlying Portfolios (investment companies in which the Acquiring Portfolios may invest), the different types of securities the Underlying Portfolios typically invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by Underlying Portfolios are currently known. Not all Underlying Portfolios discussed below are eligible investments for each Acquiring Portfolio. An Acquiring Portfolio will invest in Underlying Portfolios that are intended to help achieve its investment objective.

         Mutual Funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Exchange Traded Funds, which are also a type of mutual fund, are discussed above. Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

         Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

         Small-Cap Stock Funds seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

         International Stock Funds seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

         Bond Funds seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yield debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities is depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all.

         Money Market Funds typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

         Lending of Portfolio Securities. Subject to Investment Restrictions described below for all Maxim Portfolios, including Acquiring Portfolios, each Portfolio of Maxim from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions. No lending may be made with any companies affiliated with MCM or the sub-advisers. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.

         Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by MCM to be of good standing. Furthermore, they will only be made if, in MCM's judgment, the consideration to be earned from such loans would justify the risk.

         MCM understands that it is the current view of the SEC Staff that an Acquiring Portfolio may engage in loan transactions only under the following conditions: (1) the Acquiring Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Acquiring Portfolio must be able to terminate the loan at any time; (4) the Acquiring Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Acquiring Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Maxim Board must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         Lower Quality Debt Securities. Lower quality debt securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or unrated securities of comparable quality. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. Although these securities generally provide greater income than investments in higher rated securities, they are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

         Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, existing debt, asset coverage, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of an Acquiring Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its sub-advisers continually monitor the investments in the Acquiring Portfolios and carefully evaluate whether to dispose of or retain lower quality securities whose credit ratings have changed. The Acquiring Portfolios may retain a security whose credit rating has changed.

         An Acquiring Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Acquiring Portfolio's shareholders.

         Money Market Instruments and Temporary Defensive and Other Short-Term Positions. The Acquiring Portfolios each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by MCM or the applicable sub-adviser, or may invest any or all of their assets in money market instruments as deemed necessary by MCM or the applicable sub-adviser for temporary defensive purposes.

         The types of money market instruments in which such Acquiring Portfolios may invest include, but are not limited to: (1) bankers' acceptances;
(2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks, non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

         Mortgage-Backed Securities. Mortgage-backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.

         The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

         Options. See "Futures and Options" below.

         Preferred Stock. Preferred stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.

         Repurchase Agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. Such agreements may be considered to be loans by the Acquiring Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount, and MCM or its sub-advisers will monitor the value of the collateral. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. An Acquiring Portfolio will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by MCM.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. These agreements are considered to be borrowings under the 1940 Act. Under the 1940 Act, the Acquiring Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Acquiring Portfolio's holdings may be disadvantageous from an investment standpoint. An Acquiring Portfolio will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by MCM. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

         Short Sales "Against the Box." Short sales "against the box" are short sales of securities that an Acquiring Portfolio owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If an Acquiring Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Acquiring Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

         An Acquiring Portfolio's decision to make a short sale against the box may be a technique to hedge against market risks when MCM or its sub-advisers believes that the price of a security may decline, causing a decline in the value of a security owned by the Acquiring Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Acquiring Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Acquiring Portfolio owns, either directly or indirectly, and in the case where the Acquiring Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

         Stripped Treasury Securities. Certain Acquiring Portfolios may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, an Acquiring Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

         Structured Securities. Structured securities are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. The credit risk generally will be equivalent to that of the underlying instruments.

         Structured securities may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

         Certain issuers of structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, any investment in these structured securities may be limited by the restrictions contained in the 1940 Act.

         Supranational Entities. Certain Acquiring Portfolios may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above, under "Foreign Securities."

         Swap Deposits. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

         Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

         U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still others are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

         Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

         The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period an Acquiring Portfolio holds TIPS, the Acquiring Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

         Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

         Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Acquiring Portfolios to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Acquiring Portfolio may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

         Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

         When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Acquiring Portfolios generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Acquiring Portfolios may sell the securities before the settlement date if MCM or the applicable sub-adviser deems it advisable. At the time an Acquiring Portfolio makes the commitment to purchase securities on a when-issued basis, the Acquiring Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Acquiring Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. An Acquiring Portfolio will maintain, in a segregated account, liquid assets having a value equal to or greater than the Acquiring Portfolio's purchase commitments; likewise an Acquiring Portfolio will segregate securities sold on a delayed-delivery basis.

Futures and Options

         Futures Contracts. When an Acquiring Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When an Acquiring Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Acquiring Portfolio enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase an Acquiring Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When an Acquiring Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

         Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of an Acquiring Portfolio's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of an Acquiring Portfolio, the Acquiring Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Acquiring Portfolio.

         Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

         Purchasing Put and Call Options. By purchasing a put option, an Acquiring Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Acquiring Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Acquiring Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Acquiring Portfolio will lose the entire premium it paid. If the Acquiring Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. An Acquiring Portfolio may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         Writing Put and Call Options. When an Acquiring Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Acquiring Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Acquiring Portfolio will be required to make margin payments to an FCM as described above for futures contracts. An Acquiring Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Acquiring Portfolio has written, however, the Acquiring Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

         Writing a call option obligates an Acquiring Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, a call writer gives up some ability to participate in security price increases.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Acquiring Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Certain Acquiring Portfolios may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. An Acquiring Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of an Acquiring Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect an Acquiring Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of an Acquiring Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Acquiring Portfolio's investments exactly over time.

         Asset Coverage for Futures and Options Positions. The Acquiring Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of an Acquiring Portfolio's assets could impede portfolio management or the Acquiring Portfolio's ability to meet redemption requests or other current obligations.

         Combined Positions. An Acquiring Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, an Acquiring Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match an Acquiring Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. An Acquiring Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in an Acquiring Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Limitations on Futures and Options Transactions. Maxim has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Acquiring Portfolios intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Acquiring Portfolios can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that an Acquiring Portfolio may invest in futures contracts and options, an Acquiring Portfolio may only enter into futures contracts and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Acquiring Portfolio. This limitation on an Acquiring Portfolio's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

         Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for an Acquiring Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require an Acquiring Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, an Acquiring Portfolio's access to assets held to cover its options or futures positions could also be impaired.

                             INVESTMENT RESTRICTIONS

         Maxim has adopted limitations on the investment activity of its Portfolios, including the Acquiring Portfolios, which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the affected Portfolio. These limitations apply to all Maxim Portfolios. If changes to the fundamental policies of only one Portfolio are being sought, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations is set forth below.

Fundamental Investment Restrictions

         1. Borrowing. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not borrow money except that Maxim may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve borrowing, in a manner consistent with Maxim's investment objective and program, provided that any such borrowings comply with applicable regulatory requirements..

         2. Commodities, Futures, And Options Thereon. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not purchase or sell physical commodities; except that it may purchase and sell derivatives (including, but not limited to, futures contracts and options on futures contracts). Maxim does not consider currency contracts or hybrid investments to be commodities.

         3. Industry Concentration. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not purchase the securities of any issuer if, as a result, more than 25% of the value of Maxim's net assets would be invested in the securities of issuers having their principal business activities in the same industry; provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit or bankers acceptances. It is the current position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

         Notwithstanding the foregoing, each of Maxim Index 600 and Maxim S&P 500 Index(R) may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index if its benchmark index (as described in the current prospectuses for Maxim Index 600 and Maxim S&P 500 Index(R)) is so concentrated; for purposes of this limitation, whether Maxim Index 600 and/or Maxim S&P 500 Index(R) is concentrating in an industry or group of industries shall be determined in accordance with the 1940 Act and as interpreted or modified from time to time by any regulatory or judicial authority having jurisdiction.

         4. Loans. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not make loans, although Maxim may (i) lend portfolio securities; (ii) enter into repurchase agreements; and (iii) acquire debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) purchase debt.

         5. Diversification. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not, with respect to 75% of the value of the Portfolio's total assets, purchase a security if, as a result (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer (other than the U.S. government or any of its agencies or instrumentalities or repurchase agreements collateralized by U.S. government securities, and other investment companies) or (ii) more than 10% of the outstanding voting securities of any issuer would be held by Maxim (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by other investment companies). This investment restriction does not apply to Maxim Index 600 and Maxim S&P 500 Index(R), as the Acquiring Portfolios are considered non-diversified for purposes of the 1940 Act.

         6. Real Estate. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent Maxim from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

         7. Senior Securities. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not issue senior securities except in compliance with the 1940 Act.

         8. Underwriting. Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not underwrite securities issued by other persons, except to the extent Maxim may be deemed to be an underwriter under applicable law in connection with the sale of its portfolio securities in the ordinary course of pursuing its investment program.

Non-fundamental Investment Restrictions

         In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of Maxim S&P 500 Index(R) to normally invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in the particular type of investments suggested by the Portfolio's name. If the Maxim Board determines to change the non-fundamental policy for Maxim S&P 500 Index(R), that Portfolio will provide no less than 60 days prior notice to its shareholders before implementing the change of policy.

         Maxim has also adopted the following additional operating restrictions that are not fundamental and may be changed by the Maxim Board without shareholder approval.

         Under these policies, Maxim (i.e., each Maxim Portfolio, including the Acquiring Portfolios) will not:

         1. Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums required to establish such positions would exceed 5% of Maxim's net asset value;

         2. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

         3. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and any orders issued by the SEC; or

         4. Purchase participations or other direct interest in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of Maxim would be invested in such programs, except that Maxim may purchase securities of issuers which invest or deal in the above.

                          MAXIM DIRECTORS AND OFFICERS

         Maxim is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of Maxim's business affairs. The Directors meet at least four times during the year to, among other things, oversee Maxim's activities, review contractual arrangements with companies that provide services to Maxim, and review performance.

         Information regarding the Maxim Directors and executive officers including their ages, position(s) with Maxim, and their principal occupations during the last five years (or as otherwise indicated) are set forth in the following table. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111 (unless otherwise indicated).

         There are no arrangements or understanding between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.

  Name, Address and Age      Positions     Position Held          Principal          Number of           Other
                             Held with         Since        Occupation(s) During    Portfolios    Directorships Held
                               Maxim                            Past 5 Years          in Fund         by Director
                                                                                      Complex
                                                                                    Overseen by
                                                                                     Director
---------------------------
INDEPENDENT DIRECTOR*
REX JENNINGS (78)           Director     March 22, 1988     President Emeritus,    39             Trustee, Orchard
                                                            Denver Metro Chamber                  Series Fund;
                                                            of Commerce                           Committee Member,
                                                                                                  Great-West
                                                                                                  Variable Annuity
                                                                                                  Account A
RICHARD P. KOEPPE           Director     April 30, 1987     Retired                39             Trustee, Orchard
(73)                                                        Superintendent,                       Series Fund;
                                                            Denver Public Schools                 Committee Member,
                                                                                                  Great-West
                                                                                                  Variable Annuity
                                                                                                  Account A
SANFORD ZISMAN (63)         Director     March 19, 1982     Attorney, Firm of      39             Trustee, Orchard
                                                            Zisman, Ingraham and                  Series Fund;
                                                            Daniel, P.C.                          Committee Member,
                                                                                                  Great-West
                                                                                                  Variable Annuity
                                                                                                  Account A; Jones
                                                                                                  Intercable, Inc.

INTERESTED DIRECTORS* AND
OFFICERS
WILLIAM T. MCCALLUM (61)    Director     June 1, 2000       President and Chief    39             Trustee, Orchard
                            and                             Executive Officer of                  Series Fund;
                            President                       Great-West Life &                     Committee Member,
                                                            Annuity Insurance                     Great-West
                                                            Company; President                    Variable Annuity
                                                            and Chief Executive                   Account A;
                                                            Officer, United                       Director,
                                                            States Operations,                    Great-West Lifeco,
                                                            The Great-West Life                   Inc.
                                                            Assurance Company
                                                            (1990 to present);
                                                            Co-President and
                                                            Chief Executive
                                                            Officer of
                                                            Great-West Lifeco
                                                            Inc.; President and
                                                            Chief Executive
                                                            Officer of GWL&A
                                                            Financial, Inc.;
                                                            President and Chief
                                                            Executive Officer of
                                                            First Great-West
                                                            Life & Annuity
                                                            Insurance Company
MITCHELL T.G. GRAYE (48)    Director     June 1, 2000       Executive Vice         39             Trustee, Orchard
                                                            President and Chief                   Series Fund;
                                                            Financial Officer of                  Committee Member,
                                                            Great-West Life &                     Great-West
                                                            Annuity Insurance                     Variable Annuity
                                                            Company; Executive                    Account A
                                                            Vice President and
                                                            Chief Financial
                                                            Officer, United
                                                            States Operations,
                                                            The Great-West Life
                                                            Assurance Company;
                                                            Executive Vice
                                                            President and Chief
                                                            Operating Officer,
                                                            One Benefits, Inc.;
                                                            Executive Vice
                                                            President and Chief
                                                            Financial Officer of
                                                            GWL&A Financial
                                                            Inc.; Manager, MCM;
                                                            Director and
                                                            Executive Vice
                                                            President, Orchard
                                                            Trust Company;
                                                            Manager and
                                                            President, Orchard
                                                            Capital Management,
                                                            LLC
GRAHAM MCDONALD (57)        Treasurer    November 29, 2001  Senior Vice            39             Greenwood
                                                            President, Corporate                  Investments, LLC
                                                            Finance and
                                                            Investment
                                                            Operations;
                                                            Treasurer, MCM,
                                                            Orchard Capital
                                                            Management, LLC,
                                                            Orchard Series Fund
                                                            and Great-West
                                                            Variable Annuity
                                                            Account A; Director
                                                            and President,
                                                            Greenwood
                                                            Investments, LLC
BEVERLY A. BYRNE (48)       Secretary    April 10, 1997     Vice President and     39             None
                                                            Counsel, U.S.
                                                            Operations, The
                                                            Great-West Life
                                                            Assurance Company
                                                            and Orchard Trust
                                                            Company; Vice
                                                            President, Counsel,
                                                            and Associate
                                                            Secretary,
                                                            Great-West Life &
                                                            Annuity Insurance
                                                            Company, GWL&A
                                                            Financial Inc.,
                                                            First Great-West
                                                            Life & Annuity
                                                            Insurance Company;
                                                            Vice President,
                                                            Counsel and
                                                            Secretary, Financial
                                                            Administrative
                                                            Services
                                                            Corporation;
                                                            Secretary, MCM, One
                                                            Orchard Equities,
                                                            Inc., Orchard
                                                            Capital Management,
                                                            LLC, Greenwood
                                                            Investments, LLC,
                                                            BenefitsCorp
                                                            Equities, Inc.,
                                                            BenefitsCorp, Inc.,
                                                            Advised Assets
                                                            Group, LLC,
                                                            Great-West Variable
                                                            Annuity Account A,
                                                            and Orchard Series
                                                            Fund; Vice
                                                            President, Orchard
                                                            Trust Company

---------------
* A Director who is not an "interested person" of Maxim (as defined in the 1940
Act) is referred to as an "Independent Director." An "Interested Director" refers to a Director or officer who is an "interested person" of Maxim by virtue of their affiliation with either Maxim or MCM.

         Standing Committees

     The Maxim Board has two standing committees: an Executive Committee and an Audit Committee.

         The Executive Committee may exercise all the powers and authority of the Board with respect to all matters other than: (1) the submission to stockholders of any action requiring authorization of stockholders pursuant to state or federal law, or the Articles of Incorporation; (2) the filling of vacancies on the Board of Directors; (3) the fixing of compensation of the Directors for serving on the Board or on any committee of the Board, including the Executive Committee; (4) the approval or termination of any contract with an investment adviser or principal underwriter, as such terms are defined in the 1940 Act, or the taking of any other action required to be taken by the Board of Directors by the 1940 Act; (5) the amendment or repeal of the By-laws or the adoption of new By-laws; (6) the amendment or repeal of any resolution of the Board that by its terms may be amended or repealed only by the Board; and (6) the declaration of dividends and the issuance of capital stock of Maxim. Messrs. McCallum and Graye are the members of the Executive Committee. No meetings of the Executive Committee were held in 2002.

         As set out in Maxim's Audit Committee Charter, the basic purpose of the Audit Committee is to enhance the quality of Maxim's financial accountability and financial reporting by providing a means for Maxim's disinterested Directors to be directly informed as to, and participate in the review of, Maxim's audit functions. Another objective is to ensure the independence and accountability of Maxim's outside auditors and provide an added level of independent evaluation of Maxim's internal accounting controls. Finally, the Audit Committee reviews the extent and quality of the auditing efforts. The function of the Audit Committee is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carry out a proper audit. Messrs. Jennings, Koeppe and Zisman are the members of the Audit Committee. Two meetings of the Audit Committee were held in 2002.

                     DIRECTOR OWNERSHIP OF PORTFOLIO SHARES

         As of December 31, 2002, the following members of the Maxim Board of Directors had beneficial ownership in Maxim and/or any other investment companies overseen by the Director:

Independent Directors

                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                  SECURITIES IN ALL REGISTERED
                                                                  INVESTMENT COMPANIES OVERSEEN BY
INDEPENDENT                DOLLAR RANGE OF EQUITY                 DIRECTOR IN FAMILY OF INVESTMENT
DIRECTOR*                  SECURITIES IN THE PORTFOLIO            COMPANIES
 ---------------          -------------------------                        -----------------

R.P. Koeppe                      $1,000 - $10,000                          $10,001 - $50,000
(Maxim Money Market Portfolio)
------------------------

* Director is not an "interested person" of the Fund (as defined in the 1940
Act), also referred to as an "Independent Director."

Independent Directors and their Immediate Family Members

         As of December 31, 2002, other than as described above under "Independent Directors," no Independent Director and no immediate family member of an Independent Director beneficially or of record owned any equity securities of an investment adviser or the principal underwriter of Maxim, or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of Maxim.

         As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, held a position, including as an officer, employee, director or general partner, with any of the following:

o        Maxim;

o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as Maxim or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of Maxim;

o an investment adviser, the principal underwriter or affiliated person of Maxim; or

o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of Maxim.

         As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect interest, the value of which exceeded $60,000, in any of the following:

o        an investment adviser or the principal underwriter of Maxim; or

o any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of Maxim.

         As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any material direct or indirect interest in any transaction or series of similar transactions, in which the amount involved exceeded $60,000 and to which any of the following persons was a party:

o        Maxim, or officer thereof;

o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as Maxim or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of Maxim, or officer thereof;

o an investment adviser or the principal underwriter of Maxim, or officer thereof; or

o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of Maxim, or officer thereof.

         As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect relationship, in which the amount involved exceeded $60,000, with any of the following persons:

o        Maxim, or officer thereof;

o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as Maxim or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of Maxim, or officer thereof;

o an investment adviser or the principal underwriter of Maxim, or officer thereof; or

o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of Maxim, or officer thereof.

         As of December 31, 2002, no officer of an investment adviser or the principal underwriter of Maxim or an officer of any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of Maxim, during the two most recently completed calendar years, has served on the board of directors of a company where an Independent Director of Maxim or an immediate family member of an Independent Director has also served as an officer of such company during the two most recently completed calendar years.

Compensation

         Maxim pays no salaries or compensation to any of its officers or Directors affiliated with Maxim or MCM. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

                                                     PENSION OR RETIREMENT
                           AGGREGATE                 BENEFITS ACCRUED AS         TOTAL COMPENSATION FROM
INDEPENDENT              COMPENSATION                PART OF                     MAXIM AND FUND COMPLEX
DIRECTOR                 FROM MAXIM                  MAXIM EXPENSES              PAID TO DIRECTORS *
 -------                 ----------                  --------------               ------------------

R. Jennings               $22,500                          --                           $22,500
R.P. Koeppe               $22,500                          --                           $22,500
S. Zisman                 $22,500                          --                           $22,500

* As of December 31, 2002, there were 43 funds for which the Directors serve as Directors or Trustees, 36 of which were Portfolios of Maxim. The total compensation paid is comprised of the amount paid during Maxim's most recently completed fiscal year by Maxim and its affiliated investment companies.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

         MCM is a Colorado limited liability company, located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, and serves as investment adviser to Maxim pursuant to an Investment Advisory Agreement dated December 5, 1997. MCM is a wholly-owned subsidiary of GWL&A, which is an indirectly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

Investment Advisory Agreement

         Under the terms of the investment advisory agreement with the Fund, MCM acts as investment adviser and, subject to the supervision of the Maxim Board, directs the investments of each Maxim Portfolio in accordance with its investment objective, policies and limitations. MCM also provides Maxim with all necessary office facilities and personnel for servicing the Portfolios' investments, compensates all officers of Maxim and all Directors who are "interested persons" of Maxim or of MCM, and all personnel of Maxim or MCM performing services relating to research, statistical and investment activities.

         In addition, MCM, subject to the supervision of the Maxim Board, provides the management and administrative services necessary for the operation of Maxim. These services include providing facilities for maintaining Maxim's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with Maxim; preparing all general shareholder communications and conducting shareholder relations; maintaining Maxim's records and the registration of Maxim shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for Maxim; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.

         The Investment Advisory Agreement became effective on December 5, 1997 and was amended effective July 26, 1999, May 1, 2002 and May 1, 2003. As approved, the Agreement will remain in effect until May 1, 2004, and will continue in effect from year to year if approved annually by the Maxim Board including the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio. Any material amendment to the Agreement becomes effective with respect to the affected Portfolio upon approval by vote of a majority of the outstanding voting securities of that Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Maxim Board or by vote of a majority of the outstanding voting securities of such Portfolio or by MCM, each on 60 days notice to the other party.

         In approving the Investment Advisory Agreement and the sub-advisory agreements with each sub-adviser ("Sub-Advisory Agreements"), the Board considered a wide range of information of the type they regularly consider. The Board requested and received materials relating to the Investment Advisory Agreement and each Sub-Advisory Agreement in advance of the meeting at which the Investment Advisory Agreement and Sub-Advisory Agreements were considered, and had the opportunity to ask questions and request further information in connection with such consideration.

         At regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the sub-advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considers MCM's and each sub-adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and procedures MCM and each sub-adviser use for obtaining best execution for transactions in the Portfolios.

         With respect to the nature, scope and quality of the services provided by MCM and each sub-adviser, the Board considered, among other things, MCM's and each sub-adviser's personnel, experience, resources and track record, which are well-positioned to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the sub-advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each sub-adviser's reputation for management of their specific investment strategies, MCM's and each sub-adviser's overall financial condition, technical resources, and operational capabilities.

         With respect to the advisory fee rates payable to sub-advisers by MCM, the Maxim Board considered fees payable by similar funds managed by other advisers, which indicate that fees to be paid do not deviate greatly from those fees paid by other similar funds. The Maxim Board also considered the total expense ratio of each Portfolio and of similar funds managed by other advisers with respect to peer group averages. In this review process, the Maxim Board analyzed all compensation flowing to MCM and its affiliates in relation to the quality of all services provided as well as the overall profitability to MCM and its affiliates.

Adviser Compensation

         Each Maxim Portfolio, including the Acquiring Portfolios, pays a management fee to MCM for managing its investments and business affairs. MCM is paid monthly at an annual rate of the Acquiring Portfolios' average net assets as described below.

  PORTFOLIO                                                    FEE RATE
      ---------                                                 --------
Maxim S&P 500 Index(R)                                   0.60% of Net Assets
Maxim Index 600                                          0.60% of Net Assets

         The following table sets forth the total advisory fees received by MCM from each Acquiring Portfolio pursuant to the Investment Advisory Agreement for the fiscal years ended December 31, 2000, 2001 and 2002.

Advisory Fees

            Portfolio         2002            2001              2000
            ---------         ----            ----              ----
Maxim S&P 500 Index(R)         N/A             N/A               N/A*
Maxim Index 600             $193,802        $173,599           $166,023

* This Portfolio commenced operations on September 8, 2003. As a result, no advisory or sub-advisory fees have yet been paid with respect to this Portfolio.

Payment of Expenses

         MCM provides investment advisory services and pays all compensation of and furnishes office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of Maxim, as well as the fees of all Directors of Maxim who are affiliated persons of MCM or any of its affiliates.

         Expenses that are paid by MCM with respect to the Acquiring Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian, independent Directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by Maxim. Accounting services are provided for Maxim by MCM and Maxim reimburses MCM for its costs in connection with such services.

                  CODE OF ETHICS - PERSONAL SECURITIES TRADING

         Maxim, MCM, and Greenwood Investments, LLC ("Greenwood") each have adopted a Code of Ethics addressing investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code permits personnel to invest in securities, including securities purchased or held by Maxim under certain circumstances. Each Code places appropriate restrictions on all such investments.

                             DISTRIBUTION AGREEMENT

         Effective April 30, 2002, Maxim entered into a principal underwriting agreement with Greenwood, 8515 East Orchard Road, Greenwood Village, Colorado 80111. Greenwood is an affiliate of MCM and is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal underwriting agreement calls for Greenwood to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Maxim Portfolios, including the Acquiring Portfolios, which are continuously offered at net asset value.

         Compensation received by Principal Underwriter during Maxim's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal        Discounts and        on Redemptions         Brokerage        Other
Underwriter       Commissions          and Repurchases       Commissions      Compensation

Greenwood            -0-                  -0-                   -0-             -0-


                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

         The following is only a summary of certain tax considerations generally affecting an Acquiring Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of Maxim or its shareholders, and this discussion is not intended as a substitute for careful tax planning or legal advice from a qualified tax advisor. Qualification as a Regulated Investment Company

         The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, an Acquiring Portfolio will seek to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, an Acquiring Portfolio will not be subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. An Acquiring Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by an Acquiring Portfolio made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains during the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, an Acquiring Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to an Acquiring Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). An Acquiring Portfolio is also subject to certain investment diversification requirements.

         Certain debt securities purchased by an Acquiring Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for federal income tax purposes. Whether or not an Acquiring Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of an Acquiring Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

         In addition, an Acquiring Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Acquiring Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless an Acquiring Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless an Acquiring Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than one year from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period that Acquiring Portfolio held the security. An Acquiring Portfolio may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless that Acquiring Portfolio makes the election to include market discount in income currently).

         If for any taxable year an Acquiring Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of that Acquiring Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

         If an Acquiring Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings and profits (less the interest charge mentioned below, if applicable) attributable to such period. An Acquiring Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and proposed and temporary U.S. Treasury regulations, if the Acquiring Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Acquiring Portfolio may be subject to tax on the excess (if any) of the fair market value of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

         If an Acquiring Portfolio determines that it will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies

         The Acquiring Portfolios intend to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax that applies to a regulated investment company that fails to distribute specified percentages of its ordinary taxable income and capital gain net income. However, investors should note that the Acquiring Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations

         The foregoing general discussion of U.S. federal income tax consequences is based on our understanding of the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the discussion expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                Performance Data

         The Acquiring Portfolios may quote measures of investment performance in various ways. All performance information supplied by Maxim in advertising is historical and is not intended to indicate future returns.

Maxim S&P 500 Index(R) and Maxim Index 600

         Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                  P(I+T)n = ERV

Where:
         P      =      a hypothetical initial payment of $1,000
         T      =      average annual total return
         n      =      number of years
         ERV    =      ending redeemable value of the hypothetical $ 1,000
                       initial payment made at the beginning of the designated period (or fractional portion thereof)

         The computation above assumes that all dividends and distributions made by a Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Portfolio, or of a hypothetical investment in a Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

         Each Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

         Distribution Rate Calculation. Each Portfolio may also publish its distribution rate and/or its effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

         Other data that may be advertised or published about each Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         Standardized Yield Quotations. The yield of a Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

        2[( a - b + 1 )6 - 1 ]
            -----
            (cd)

Where:
         a =    net investment income earned during the period
         b =    net expenses accrued for the period
         c =    the average daily number of shares outstanding during the period that were entitled to receive dividends
         d =    the maximum offering price per share

         Net investment income will be determined in accordance with rules established by the SEC.

            Calculation of Total Return. Total return is a measure of the change in value of an investment in a Portfolio over the time period covered. In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.

FORMULA:       P(1+T)  to the power of N = ERV

WHERE:      T =  Average annual total return

            N = The number of years including portions of years where applicable for which the performance is being measured

            ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

            P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

            T =    [(ERV/P) to the power of 1/N]-1

            Set forth below is a table showing each Acquiring Portfolio's inception date and its average annual total return for one, five and ten years or the life of the Acquiring Portfolio for the periods ended December 31, 2002.




Portfolio                             Since Inception         One Year          Five Years            Ten Years
                                           [Date]
---------------------------------- ----------------------- ---------------- ------------------- ----------------------
---------------------------------- ----------------------- ---------------- ------------------- ----------------------
Maxim S&P 500                               N/A                  N/A               N/A                   N/A
Index(R)                                 [9/08/03]
Maxim Index 600                            7.01%               -15.23%            1.71%                  N/A
                                         [12/1/93]


Performance Comparisons

         Each Acquiring Portfolio may from time to time include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, Inc., relevant indices and Donoghue Money Fund Report as having the same or similar investment objectives.

         The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Risk/Return Bar Charts and Tables," summarizes the calculation of total return and yield for each Acquiring Portfolio, where applicable, through December 31, 2002.

                                 VOTING POLICIES

         The shares of the Acquiring Portfolios have no preemptive or conversion rights. Shares are fully paid and nonassessable. Maxim or any individual Acquiring Portfolio may be terminated upon the sale of its assets to another investment company (as defined in the 1940 Act), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of Maxim or the affected Acquiring Portfolios. If not so terminated, Maxim or the Portfolios (as defined under the 1940 Act) will continue indefinitely.

         Shareholders of an Acquiring Portfolio are entitled to one vote for each Portfolio share owned and fractional votes for fractional shares owned. Pursuant to current interpretations of the 1940 Act, insurance companies that invest in an Acquiring Portfolio will solicit voting instructions from owners of variable insurance contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of shareholders of that Acquiring Portfolio.

         Dividends rights, the right of redemption, and exchange privileges are described in the Prospectus.

                   PRICING, PURCHASE AND REDEMPTION OF SHARES

         Pricing. For the Acquiring Portfolios, the transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value (market value) of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when Maxim is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when Maxim is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

         Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Maxim Board and/or Orchard Board believe accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

         Maxim determines net asset value by dividing net assets of a Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of that Portfolio's outstanding shares.

         Purchase and Redemption. Shares of the Acquiring Portfolios are offered and sold only to insurance company separate accounts and certain qualified and non-qualified plans and thus may not be purchased directly. Rather you must own a variable insurance contract or participate in certain qualified or non-qualified plans that make the Acquiring Portfolios available for investment. The Acquiring Portfolios are available only as investment options for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans.

         Shares are sold at net asset value and are redeemed at net asset value. Variable contract owners or qualified/non-qualified plan participants will not deal directly with Maxim regarding the purchase or redemption of Acquiring Portfolio shares. Insurance company separate accounts place orders to purchase and redeem shares of the Acquiring Portfolio based on allocation instructions received from variable contract owners. Similarly, qualified/non-qualified plan sponsors and administrators purchase and redeem Acquiring Portfolio shares based on orders received from participants. Qualified/non-qualified plan participants cannot contact Maxim directly to purchase or redeem shares of Acquiring Portfolios but may invest in or redeem shares of the Acquiring Portfolio only through their qualified/non-qualified plan. Participants should contact their qualified/non-qualified plan sponsor or administrator for information concerning the appropriate procedure for investing in or redeeming shares of the Acquiring Portfolios. Individuals may not purchase or redeem these shares directly from those Portfolios.


                EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the direction of the Maxim Board, MCM, or a Sub-Adviser for those Maxim Portfolios which are managed on a day-to-day basis by a Sub-Adviser, is primarily responsible for placement of Maxim's portfolio transactions, including the selection of brokers and dealers through or with which transactions are executed. Neither MCM nor any Sub-Adviser has an obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of Maxim to seek to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While MCM and the Sub-Advisers generally will seek reasonably competitive commissions, the policy of Maxim of seeking to obtain the most favorable net results means the Maxim Portfolios will not necessarily pay the lowest spread or commission available.

         Transactions on U.S. futures and stock exchanges are effected through brokers acting on an agency basis and involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated commission transactions in the United States. Transactions in over-the-counter equities and most fixed income instruments, including U.S. government securities, generally are effected with dealers acting as principal on a "net" basis not involving the payment of brokerage commissions. Prices for such over-the-counter transactions with dealers acting as principal usually include an undisclosed "mark-up" or "mark down" sometimes called a "spread") that is retained by the dealer effecting the trade. Recently, several dealers have begun trading over-the-counter securities on a disclosed fee basis, resulting in payment by Maxim of a separately identifiable and disclosed fee similar to the commissions paid brokers acting on an agency basis. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission (sometimes called an "underwriting discount" or "selling concession") which is paid by the issuer to the underwriter or dealer.

         In selecting brokers and dealers through which to effect portfolio transactions for Maxim, MCM and the Sub-Advisers may give consideration for investment research information or services provided to them by brokers and dealers, and cause Maxim to pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may have charged for the same transaction. Such investment research information or services ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector, compilations of company or security data, attendance at conferences or seminars on investment topics, and may also include subscriptions to financial periodicals, and computerized news, financial information, quotation and communication systems, including related computer hardware and software, used in making or implementing investment decisions. Some investment research information or services may be used by MCM or a Sub-Adviser both for investment research purposes and for non-research purposes, such as for presentations to prospective investors or reports to existing clients regarding their portfolios. Where MCM or a Sub-Adviser uses such information or services for both research and non-research purposes, it makes a good faith allocation of the cost of such information or service between the research and non-research uses. The portion of the cost of the information or service allocable to the non-research use is paid by MCM or the Sub-Adviser, as the case may be, while the portion of the cost allocable to research use may be paid by the direction of commissions paid on Maxim portfolio transactions to the broker or dealer providing the information or service.

         MCM and the Sub-Advisers may use any investment research information or services obtained through the direction of commissions on portfolio transactions of Maxim in providing investment advice to any or all of their other investment advisory accounts, and may use such information in managing their own accounts. The use of particular investment research information or services is not limited to, and may not be used at all in making investment decisions for, the portfolio of Maxim the transactions of which are directed to the broker or dealer providing the investment research information or services.

         If in the best interests of both one or more Maxim Portfolios and other MCM client accounts, MCM may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, MCM will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, MCM may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Maxim Portfolios and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Portfolios, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.

         . No brokerage commissions have been paid by Maxim S&P 500 Index(R) for the years ended December 31, 2000 through December 31, 2002 because that Portfolio commenced operations effective September 8, 2003. For the years 2000, 2001 and 2002, the Acquiring Portfolios paid commissions as follows:

Brokerage Commissions

Portfolio                   2002             2001              2000
---------                   ----             ----              ----
Maxim Index 600            $9,936           $11,196           $27,271

Portfolio Turnover

         The turnover rate for each Acquiring Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Acquiring Portfolio during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

         There are no fixed limitations regarding the portfolio turnover of the Acquiring Portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Acquiring Portfolio may be disposed of when appropriate in MCM's judgment.

         With respect to any Acquiring Portfolio, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Portfolio and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by an Acquiring Portfolio.

         Based upon the formula for calculating the portfolio turnover rate, as stated above, the portfolio turnover rate for each Acquiring Portfolio (other than Maxim S&P 500 Index(R)) for 2001 and 2002 is as follows:

            Portfolio              2001 Turnover Rate      2002 Turnover Rate
            ---------              ------------------      ------------------
         Maxim Index 600                33.31%                      18.06%

                              FINANCIAL STATEMENTS

Maxim

         The financial statements of the Maxim Index 600 are incorporated by reference herein from the Annual Report to shareholders of the Acquiring Portfolios for the fiscal year ended December 31, 2002, and from the Semi-Annual Report to shareholders of the Acquiring Portfolios for the six month period ended June 30, 2003. The Maxim S&P Index(R) 500 commenced operations on September 8, 2003. As a result, unaudited financial statements from commencement of operations through December 31, 2003 are provided for this Acquiring Portfolio.

Orchard

         The financial statements of the Acquired Funds are incorporated by reference herein from the Annual Report to shareholders of the Acquired Funds for the fiscal year ended October 31, 2003.

Pro Forma Financial Statements

         Pursuant to Item 14(a)(2) of the instructions to Part B of Form N-14, pro forma financial statements are not included for the reorganization of Orchard DJIASM Index into Maxim S&P 500 Index(R), Orchard S&P 500 Index(R) into Maxim S&P 500 Index(R) or Orchard Nasdaq-100 Index(R) into Maxim S&P 500 Index(R) because the net asset value of the fund being acquired does not exceed ten percent of the acquiring portfolio's net asset value as of December 15, 2003. Similarly, pro forma financial statements are not included for the reorganization of Orchard DJIASM Index, Orchard S&P 500 Index(R) and Orchard Nasdaq-100 Index(R) into Maxim S&P 500 Index(R) because the collective net asset value of the funds being acquired does not exceed ten percent of the acquiring portfolio's net asset value as of December 15, 2003. Finally, pro forma financial statements are not included for the reorganization of Orchard Index 600 into Maxim Index 600 because the net asset value of the fund being acquired does not exceed ten percent of the acquiring portfolio's net asset value as of December 15, 2003.

                               GENERAL INFORMATION

         Custodian. The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the assets for all Acquiring Portfolios. Prior to April 1, 2003, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105, was custodian of the assets for Maxim Index 600. Fees paid for custodial services by MCM for the period 2000-2002 are as follows:

Year        Barclays Global Investors

2000             $ 0
2001             $183,021
2002             $187,568

         The custodians are responsible for the safekeeping of the Acquiring Portfolios' assets and the appointment of the sub-custodian banks and clearing agencies. The custodians take no part in determining the investment policies of an Acquiring Portfolio or in deciding which securities are purchased or sold by an Acquiring Portfolio. However, an Acquiring Portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

         Transfer and Dividend Paying Agent. Financial Administrative Services Corporation ("FASCorp"), 8515 East Orchard Road, Greenwood Village, Colorado 80111 serves as Maxim's transfer agent and dividend paying agent. FASCorp is an affiliate of Maxim and charges no fee for its services.

         Independent Auditors. Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as Maxim's independent auditor. Deloitte & Touche LLP audits financial statements for Maxim and provides other audit, tax, and related services.

         Registration Statement. A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. The Prospectus/Proxy Statement and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that Maxim has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

                                    APPENDIX

--------------------------------------------------------------------------------


                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------


Corporate Bond Ratings by Moody's Investors Service, Inc.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Corporate Bonds Ratings by Standard & Poor's Corporation

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

         BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

         Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

         Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

         A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

         A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

         A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

         A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                      PROXY
                                       FOR
                       SPECIAL MEETING OF SHAREHOLDERS OF
                   THE FOLLOWING SERIES OF ORCHARD SERIES FUND

                            Orchard DJIASM Index Fund


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND.

The undersigned hereby appoints Beverly A. Byrne and David T. Buhler, or any of them, to be the attorneys and proxies of the undersigned at a special meeting of shareholders of Orchard Series Fund, to be held at 8525 East Orchard Road, Greenwood Village, Colorado 80111, at 10:00 a.m., Mountain Time, on March 29, 2004, and at any adjournment thereof, and to represent and cast the votes held of record by the undersigned on December 31, 2003, upon the proposal set forth below and as set forth in the Notice of Special Meeting and Proxy Statement for such meeting.

Please sign and date your Proxy and return promptly in the accompanying envelope.

_______________________________________          DATED: _________________, 2003
(Signature of Shareholder)

This Proxy may be revoked by the Shareholder (Contract owner) at any time prior to the Special Meeting.

Please fill in box as shown using black or blue ink or Number 2 pencil.      [X]
                                             PLEASE DO NOT USE FINE POINT PENS.

This Proxy will be voted, and voted as specified. IF NO SPECIFICATIONS ARE MADE, THIS PROXY WILL BE VOTED IN THE SAME PROPORTION AS THOSE FOR WHICH SPECIFICATIONS ARE MADE. The Board of Directors recommends a vote FOR the Proposal.

                                    PROPOSAL

            TO APPROVE A PLAN OF REORGANIZATION FOR THE ORCHARD DJIASM INDEX FUND, AN INDIVIDUAL SERIES OF ORCHARD SERIES FUND, AND THE MAXIM S&P 500 INDEX(R) PORTFOLIO, AN INDIVIDUAL SERIES OF MAXIM SERIES FUND, INC., UNDER WHICH THE FOLLOWING WILL OCCUR:

o The acquisition of the assets of the Orchard DJIASM Index Fund by the Maxim S&P 500 Index(R) Portfolio iN exchange for shares of the Maxim S&P 500 Index(R) Portfolio.

o        The liquidation and dissolution of the Orchard DJIASM Index Fund.

o The distribution of such shares to the shareholders of the Orchard DJIASM Index Fund.


  For              Against           Abstain
  [    ]           [    ]            [    ]



                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT.
            PLEASE SIGN, DATE AND RETURN YOUR INSTRUCTION CARD TODAY

                                      PROXY
                                       FOR
                       SPECIAL MEETING OF SHAREHOLDERS OF
                   THE FOLLOWING SERIES OF ORCHARD SERIES FUND

                             Orchard Index 600 Fund


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND.

The undersigned hereby appoints Beverly A. Byrne and David T. Buhler, or any of them, to be the attorneys and proxies of the undersigned at a special meeting of shareholders of Orchard Series Fund, to be held at 8525 East Orchard Road, Greenwood Village, Colorado 80111, at 10:00 a.m., Mountain Time, on March 29, 2004, and at any adjournment thereof, and to represent and cast the votes held of record by the undersigned on December 31, 2003, upon the proposal set forth below and as set forth in the Notice of Special Meeting and Proxy Statement for such meeting.

Please sign and date your Proxy and return promptly in the accompanying envelope.

_______________________________________          DATED: _________________, 2003
(Signature of Shareholder)

This Proxy may be revoked by the Shareholder (Contract owner) at any time prior to the Special Meeting.

Please fill in box as shown using black or blue ink or Number 2 pencil.      [X]
                                             PLEASE DO NOT USE FINE POINT PENS.

This Proxy will be voted, and voted as specified. IF NO SPECIFICATIONS ARE MADE, THIS PROXY WILL BE VOTED IN THE SAME PROPORTION AS THOSE FOR WHICH SPECIFICATIONS ARE MADE. The Board of Directors recommends a vote FOR the Proposal.

                                    PROPOSAL

            TO APPROVE A PLAN OF REORGANIZATION FOR THE ORCHARD INDEX 600 FUND, AN INDIVIDUAL SERIES OF ORCHARD SERIES FUND, AND THE MAXIM INDEX 600 PORTFOLIO, AN INDIVIDUAL SERIES OF MAXIM SERIES FUND, INC., UNDER WHICH THE FOLLOWING WILL
OCCUR:

o The acquisition of the assets of the Orchard Index 600 Fund by the Maxim Index 600 Portfolio in exchange for shares of the Maxim Index 600 Portfolio.

o        The liquidation and dissolution of the Orchard Index 600 Fund.

o The distribution of such shares to the shareholders of the Orchard Index 600 Fund.


      For              Against           Abstain
      [    ]           [    ]           [    ]



                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT.
            PLEASE SIGN, DATE AND RETURN YOUR INSTRUCTION CARD TODAY

                                      PROXY
                                       FOR
                       SPECIAL MEETING OF SHAREHOLDERS OF
                   THE FOLLOWING SERIES OF ORCHARD SERIES FUND

                        Orchard Nasdaq-100 Index(R) Fund


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND.

The undersigned hereby appoints Beverly A. Byrne and David T. Buhler, or any of them, to be the attorneys and proxies of the undersigned at a special meeting of shareholders of Orchard Series Fund, to be held at 8525 East Orchard Road, Greenwood Village, Colorado 80111, at 10:00 a.m., Mountain Time, on March 29, 2004, and at any adjournment thereof, and to represent and cast the votes held of record by the undersigned on December 31, 2003, upon the proposal set forth below and as set forth in the Notice of Special Meeting and Proxy Statement for such meeting.

Please sign and date your Proxy and return promptly in the accompanying envelope.

_______________________________________          DATED: _________________, 2003
(Signature of Shareholder)

This Proxy may be revoked by the Shareholder (Contract owner) at any time prior to the Special Meeting.

Please fill in box as shown using black or blue ink or Number 2 pencil.      [X]
                                             PLEASE DO NOT USE FINE POINT PENS.

This Proxy will be voted, and voted as specified. IF NO SPECIFICATIONS ARE MADE, THIS PROXY WILL BE VOTED IN THE SAME PROPORTION AS THOSE FOR WHICH SPECIFICATIONS ARE MADE. The Board of Directors recommends a vote FOR the Proposal.

                                    PROPOSAL

            TO APPROVE A PLAN OF REORGANIZATION FOR THE ORCHARD NASDAQ-100 INDEX(R) FUND, AN INDIVIDUAL SERIES OF ORCHARD SERIES FUND, AND THE MAXIM S&P 500 INDEX(R) PORTFOLIO, AN INDIVIDUAL SERIES OF MAXIM SERIES FUND, INC., UNDER WHICH THE FOLLOWING WILL OCCUR:

o The acquisition of the assets of the Orchard Nasdaq-100 Index(R) Fund by the Maxim S&P 500 Index(R) Portfolio in exchange for shares of the Maxim S&P 500 Index(R) Portfolio.

o       The liquidation and dissolution of the Orchard Nasdaq-100 Index(R) Fund.

o The distribution of such shares to the shareholders of the Orchard Nasdaq-100 Index(R) Fund.


              For              Against           Abstain
             [    ]            [    ]            [    ]



                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT.
            PLEASE SIGN, DATE AND RETURN YOUR INSTRUCTION CARD TODAY

                                      PROXY
                                       FOR
                       SPECIAL MEETING OF SHAREHOLDERS OF
                   THE FOLLOWING SERIES OF ORCHARD SERIES FUND

                          Orchard S&P 500 Index(R) Fund


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND.

The undersigned hereby appoints Beverly A. Byrne and David T. Buhler, or any of them, to be the attorneys and proxies of the undersigned at a special meeting of shareholders of Orchard Series Fund, to be held at 8525 East Orchard Road, Greenwood Village, Colorado 80111, at 10:00 a.m., Mountain Time, on March 29, 2004, and at any adjournment thereof, and to represent and cast the votes held of record by the undersigned on December 31, 2003, upon the proposal set forth below and as set forth in the Notice of Special Meeting and Proxy Statement for such meeting.

Please sign and date your Proxy and return promptly in the accompanying envelope.

_______________________________________          DATED: _________________, 2003
(Signature of Shareholder)

This Proxy may be revoked by the Shareholder (Contract owner) at any time prior to the Special Meeting.

Please fill in box as shown using black or blue ink or Number 2 pencil.      [X]
                                             PLEASE DO NOT USE FINE POINT PENS.

This Proxy will be voted, and voted as specified. IF NO SPECIFICATIONS ARE MADE, THIS PROXY WILL BE VOTED IN THE SAME PROPORTION AS THOSE FOR WHICH SPECIFICATIONS ARE MADE. The Board of Directors recommends a vote FOR the Proposal.

                                    PROPOSAL

            TO APPROVE A PLAN OF REORGANIZATION FOR THE ORCHARD S&P 500 INDEX(R) FUND, AN INDIVIDUAL SERIES OF ORCHARD SERIES FUND, AND THE MAXIM S&P 500 INDEX(R) PORTFOLIO, AN INDIVIDUAL SERIES OF MAXIM SERIES FUND, INC., UNDER WHICH THE FOLLOWING WILL OCCUR:

o The acquisition of the assets of the Orchard S&P 500 Index(R) Fund by the Maxim S&P 500 Index(R) PortfoLio in exchange for shares of Maxim S&P 500 Index(R) Portfolio.

o        The liquidation and dissolution of the Orchard S&P 500 Index(R) Fund.

o The distribution of such shares to the shareholders of the Orchard S&P 500 Index(R) Fund.


             For              Against           Abstain
             [    ]           [    ]            [    ]



                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT.
            PLEASE SIGN, DATE AND RETURN YOUR INSTRUCTION CARD TODAY